UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend 2070 Fund, Fidelity Flex Freedom Blend Income Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060

Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Income Fund, (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2065 Fund Fidelity Flex® Freedom Blend 2065 Fund : FDFPX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2065 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2065 Fund	5.94%	14.35%	9.66%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$11,446,152
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	32%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913110.100    3414-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Investor Class : FDKLX

This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	6.60%	13.28%	8.39%
Fidelity Freedom Index 2060 Composite Index℠	6.55%	13.39%	8.53%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,623,848,580
Number of Holdings	5
Total Advisory Fee	$5,700,606
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912957.100    2714-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Premier Class : FKIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.86%	5.26%
Fidelity Freedom Index 2020 Composite Index℠	5.76%	5.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.96%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,702,986,914
Number of Holdings	8
Total Advisory Fee	$5,494,444
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.7
Domestic Equity Funds - 26.3
International Equity Funds - 17.4
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.4
Fidelity Series Total Market Index Fund	26.3
Fidelity Series Global ex U.S. Index Fund	17.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	2.6
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912914.100    6195-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Premier II Class : FAUYX

This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$22,276,385,405
Number of Holdings	6
Total Advisory Fee	$16,374,719
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.5
Domestic Equity Funds - 35.2
International Equity Funds - 23.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	35.2
Fidelity Series Bond Index Fund	26.6
Fidelity Series Global ex U.S. Index Fund	23.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917116.100    7710-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Institutional Premium Class : FFEGX

This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	5.99%	9.29%	6.70%
Fidelity Freedom Index 2030 Composite Index℠	5.91%	9.38%	6.78%
S&P 500® Index	8.25%	18.59%	12.53%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$22,276,385,405
Number of Holdings	6
Total Advisory Fee	$16,374,719
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.5
Domestic Equity Funds - 35.2
International Equity Funds - 23.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	35.2
Fidelity Series Bond Index Fund	26.6
Fidelity Series Global ex U.S. Index Fund	23.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912919.100    2770-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Investor Class : FIPFX

This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	6.60%	13.28%	8.40%
Fidelity Freedom Index 2050 Composite Index℠	6.55%	13.39%	8.53%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,141,523,508
Number of Holdings	5
Total Advisory Fee	$13,737,175
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912930.100    2241-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Investor Class : FIOFX

This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	6.58%	13.28%	8.40%
Fidelity Freedom Index 2045 Composite Index℠	6.55%	13.39%	8.53%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,980,633,428
Number of Holdings	5
Total Advisory Fee	$14,374,153
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912927.100    2240-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Premier II Class : FATZX

This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$13,994,954,502
Number of Holdings	6
Total Advisory Fee	$10,898,228
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.0
Domestic Equity Funds - 31.3
International Equity Funds - 20.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	31.3
Fidelity Series Bond Index Fund	29.4
Fidelity Series Global ex U.S. Index Fund	20.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917114.100    7709-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Investor Class : FRBVX

This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class A	$ 9	0.12%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$49,873,888
Number of Holdings	5
Total Advisory Fee	$8,824
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918270.100    7653-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Premier II Class : FAVQX

This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,141,523,508
Number of Holdings	5
Total Advisory Fee	$13,737,175
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917124.100    7714-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Investor Class : FPIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.78%	7.03%	5.45%
Fidelity Freedom Index 2020 Composite Index℠	5.76%	7.17%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,702,986,914
Number of Holdings	8
Total Advisory Fee	$5,494,444
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.7
Domestic Equity Funds - 26.3
International Equity Funds - 17.4
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.4
Fidelity Series Total Market Index Fund	26.3
Fidelity Series Global ex U.S. Index Fund	17.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	2.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912912.100    2228-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Institutional Premium Class : FFIZX

This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

.•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	6.57%	13.11%	8.29%
Fidelity Freedom Index 2040 Composite Index℠	6.46%	13.19%	8.38%
S&P 500® Index	8.25%	18.59%	12.53%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$23,680,015,185
Number of Holdings	5
Total Advisory Fee	$16,584,331
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 49.6
International Equity Funds - 32.8
Bond Funds - 17.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	49.6
Fidelity Series Global ex U.S. Index Fund	32.8
Fidelity Series Bond Index Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912925.100    2772-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2015 Fund Fidelity Flex® Freedom Blend 2015 Fund : FILSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2015 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2015 Fund	5.73%	6.75%	5.25%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	5.17%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,108,092
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.4
International Equity Funds - 19.0
Domestic Equity Funds - 18.4
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	7.3
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	5.3
Fidelity Series Large Cap Value Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.4
Fidelity Series Blue Chip Growth Fund	4.3
72.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912963.100    2904-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Premier Class : FFYPX

This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.82%	4.45%
Fidelity Freedom Index 2015 Composite Index℠	5.70%	4.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.96%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,926,973,408
Number of Holdings	8
Total Advisory Fee	$1,595,575
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.1
Domestic Equity Funds - 20.7
International Equity Funds - 13.7
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.9
Fidelity Series Total Market Index Fund	20.7
Fidelity Series Global ex U.S. Index Fund	13.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.4
Fidelity Series Treasury Bill Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912935.100    6194-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2040 Fund Fidelity Flex® Freedom Blend 2040 Fund : FCLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2040 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2040 Fund	5.97%	14.18%	9.01%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.85%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$66,246,323
Number of Holdings	30
Total Advisory Fee	$0
Portfolio Turnover	44%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.2
International Equity Funds - 38.3
Bond Funds - 14.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.4
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.9
Fidelity Series Large Cap Growth Index Fund	7.0
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series Value Discovery Fund	4.8
79.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912968.100    2909-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Institutional Premium Class : FFOLX

This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	6.66%	13.32%	8.40%
Fidelity Freedom Index 2045 Composite Index℠	6.55%	13.39%	8.48%
S&P 500® Index	8.25%	18.59%	12.53%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,980,633,428
Number of Holdings	5
Total Advisory Fee	$14,374,153
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912928.100    2773-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Premier Class : FRLPX

This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	6.67%	10.41%
Fidelity Freedom Index 2050 Composite Index℠	6.55%	10.40%
S&P 500® Index	8.25%	15.38%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,141,523,508
Number of Holdings	5
Total Advisory Fee	$13,737,175
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912932.100    6201-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2020 Fund Fidelity Flex® Freedom Blend 2020 Fund : FULSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2020 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2020 Fund	5.68%	7.87%	5.84%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.73%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$28,259,843
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.4
Domestic Equity Funds - 23.9
International Equity Funds - 22.6
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.9
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912964.100    2905-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Premier Class : FQIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	6.69%	10.40%
Fidelity Freedom Index 2045 Composite Index℠	6.55%	10.40%
S&P 500® Index	8.25%	15.38%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,980,633,428
Number of Holdings	5
Total Advisory Fee	$14,374,153
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912929.100    6200-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Premier II Class : FAVWX

This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$49,873,888
Number of Holdings	5
Total Advisory Fee	$8,824
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917132.100    7719-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Premier Class : FCYPX

This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.69%	3.59%
Fidelity Freedom Index 2010 Composite Index℠	5.64%	3.65%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.96%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$715,752,160
Number of Holdings	8
Total Advisory Fee	$601,571
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
Domestic Equity Funds - 15.2
International Equity Funds - 10.1
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.0
Fidelity Series Total Market Index Fund	15.2
Fidelity Series Global ex U.S. Index Fund	10.1
Fidelity Series Treasury Bill Index Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912911.100    6193-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Institutional Premium Class : FIWTX

This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	5.76%	7.06%	5.50%
Fidelity Freedom Index 2020 Composite Index℠	5.76%	7.17%	5.59%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.69%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,702,986,914
Number of Holdings	8
Total Advisory Fee	$5,494,444
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.7
Domestic Equity Funds - 26.3
International Equity Funds - 17.4
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.4
Fidelity Series Total Market Index Fund	26.3
Fidelity Series Global ex U.S. Index Fund	17.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	2.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912913.100    2768-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index Income Fund Fidelity Freedom® Index Income Fund Investor Class : FIKFX

This annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.51%	3.24%	3.22%
Fidelity Freedom Index Income Composite Index℠	5.54%	3.40%	3.36%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,694,169,632
Number of Holdings	7
Total Advisory Fee	$1,195,611
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.9
Domestic Equity Funds - 11.5
Short-Term Funds - 10.0
International Equity Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	43.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Index 2005 Fund merged into Fidelity Freedom® Index Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912903.100    2216-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Premier II Class : FAVVX

This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,824,283,726
Number of Holdings	5
Total Advisory Fee	$1,688,737
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since August 22, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917130.100    7718-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index Income Fund Fidelity Freedom® Index Income Fund Premier Class : FAPIX

This annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.60%	2.43%
Fidelity Freedom Index Income Composite Index℠	5.54%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.96%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,694,169,632
Number of Holdings	7
Total Advisory Fee	$1,195,611
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.9
Domestic Equity Funds - 11.5
Short-Term Funds - 10.0
International Equity Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	43.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.
Fidelity Freedom® Index 2005 Fund merged into Fidelity Freedom® Index Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912905.100    6191-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Premier Class : FMKPX

This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	6.03%	6.99%
Fidelity Freedom Index 2030 Composite Index℠	5.91%	7.01%
S&P 500® Index	8.25%	15.38%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$22,276,385,405
Number of Holdings	6
Total Advisory Fee	$16,374,719
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.5
Domestic Equity Funds - 35.2
International Equity Funds - 23.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	35.2
Fidelity Series Bond Index Fund	26.6
Fidelity Series Global ex U.S. Index Fund	23.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912920.100    6197-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Premier II Class : FAVUX

This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,623,848,580
Number of Holdings	5
Total Advisory Fee	$5,700,606
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917128.100    7717-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Premier II Class : FAVOX

This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

.•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$23,680,015,185
Number of Holdings	5
Total Advisory Fee	$16,584,331
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 49.6
International Equity Funds - 32.8
Bond Funds - 17.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	49.6
Fidelity Series Global ex U.S. Index Fund	32.8
Fidelity Series Bond Index Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917120.100    7712-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Institutional Premium Class : FFOPX

This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	6.64%	13.33%	8.40%
Fidelity Freedom Index 2050 Composite Index℠	6.55%	13.39%	8.48%
S&P 500® Index	8.25%	18.59%	12.53%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,141,523,508
Number of Holdings	5
Total Advisory Fee	$13,737,175
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912931.100    2774-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Premier Class : FNIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	6.25%	8.75%
Fidelity Freedom Index 2035 Composite Index℠	6.16%	8.76%
S&P 500® Index	8.25%	15.38%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$23,218,218,191
Number of Holdings	6
Total Advisory Fee	$16,510,342
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.8
Bond Funds - 32.3
International Equity Funds - 26.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	40.8
Fidelity Series Global ex U.S. Index Fund	26.9
Fidelity Series Bond Index Fund	21.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912923.100    6198-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Premier II Class : FATUX

This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$715,752,160
Number of Holdings	8
Total Advisory Fee	$601,571
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
Domestic Equity Funds - 15.2
International Equity Funds - 10.1
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.0
Fidelity Series Total Market Index Fund	15.2
Fidelity Series Global ex U.S. Index Fund	10.1
Fidelity Series Treasury Bill Index Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917108.100    7706-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Investor Class : FDEWX

This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	6.63%	13.28%	8.40%
Fidelity Freedom Index 2055 Composite Index℠	6.55%	13.39%	8.53%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$14,977,278,085
Number of Holdings	5
Total Advisory Fee	$10,137,869
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912945.100    2338-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend 2060 Fund Fidelity Flex® Freedom Blend 2060 Fund : FWLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2060 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2060 Fund	5.88%	14.35%	9.11%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,777,148
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	41%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912972.100    2913-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Investor Class : FBIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

.•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	6.53%	13.07%	8.30%
Fidelity Freedom Index 2040 Composite Index℠	6.46%	13.19%	8.43%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$23,680,015,185
Number of Holdings	5
Total Advisory Fee	$16,584,331
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 49.6
International Equity Funds - 32.8
Bond Funds - 17.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	49.6
Fidelity Series Global ex U.S. Index Fund	32.8
Fidelity Series Bond Index Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912924.100    2239-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Premier Class : FVIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	6.69%	10.39%
Fidelity Freedom Index 2065 Composite Index℠	6.55%	10.40%
S&P 500® Index	8.25%	15.38%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,824,283,726
Number of Holdings	5
Total Advisory Fee	$1,688,737
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913127.100    6204-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Institutional Premium Class : FFLEX

This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	6.70%	13.33%	8.40%
Fidelity Freedom Index 2060 Composite Index℠	6.55%	13.39%	8.48%
S&P 500® Index	8.25%	18.59%	12.53%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,623,848,580
Number of Holdings	5
Total Advisory Fee	$5,700,606
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912958.100    2776-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Investor Class : FFIJX

This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Investor Class	6.54%	13.27%	8.94%
Fidelity Freedom Index 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,824,283,726
Number of Holdings	5
Total Advisory Fee	$1,688,737
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913126.100    3463-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Premier Class : FRBWX

This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.05%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $2,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$49,873,888
Number of Holdings	5
Total Advisory Fee	$8,824
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918268.100    7652-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Investor Class : FKIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.61%	4.85%	4.29%
Fidelity Freedom Index 2010 Composite Index℠	5.64%	5.00%	4.42%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$715,752,160
Number of Holdings	8
Total Advisory Fee	$601,571
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
Domestic Equity Funds - 15.2
International Equity Funds - 10.1
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.0
Fidelity Series Total Market Index Fund	15.2
Fidelity Series Global ex U.S. Index Fund	10.1
Fidelity Series Treasury Bill Index Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912909.100    2226-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Investor Class : FLIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.74%	5.97%	4.92%
Fidelity Freedom Index 2015 Composite Index℠	5.70%	6.12%	5.06%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,926,973,408
Number of Holdings	8
Total Advisory Fee	$1,595,575
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.1
Domestic Equity Funds - 20.7
International Equity Funds - 13.7
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.9
Fidelity Series Total Market Index Fund	20.7
Fidelity Series Global ex U.S. Index Fund	13.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.4
Fidelity Series Treasury Bill Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912933.100    2242-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Premier II Class : FATYX

This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$6,702,986,914
Number of Holdings	8
Total Advisory Fee	$5,494,444
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 53.7
Domestic Equity Funds - 26.3
International Equity Funds - 17.4
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.4
Fidelity Series Total Market Index Fund	26.3
Fidelity Series Global ex U.S. Index Fund	17.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	2.6
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917112.100    7708-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Premier Class : FUIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	6.67%	10.40%
Fidelity Freedom Index 2060 Composite Index℠	6.55%	10.40%
S&P 500® Index	8.25%	15.38%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,623,848,580
Number of Holdings	5
Total Advisory Fee	$5,700,606
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912959.100    6203-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Institutional Premium Class : FIWFX

This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	5.71%	6.02%	4.98%
Fidelity Freedom Index 2015 Composite Index℠	5.70%	6.12%	5.07%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.69%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,926,973,408
Number of Holdings	8
Total Advisory Fee	$1,595,575
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.1
Domestic Equity Funds - 20.7
International Equity Funds - 13.7
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.9
Fidelity Series Total Market Index Fund	20.7
Fidelity Series Global ex U.S. Index Fund	13.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.4
Fidelity Series Treasury Bill Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912934.100    2767-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2030 Fund Fidelity Flex® Freedom Blend 2030 Fund : FVLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2030 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2030 Fund	5.70%	10.23%	7.15%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.99%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$74,075,405
Number of Holdings	30
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.5
Domestic Equity Funds - 32.8
International Equity Funds - 28.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.3
Fidelity Series Blue Chip Growth Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	7.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.6
Fidelity Series Government Bond Index Fund	6.3
Fidelity Series Investment Grade Bond Fund	6.1
Fidelity Series Large Cap Growth Index Fund	4.9
Fidelity Series International Value Fund	4.9
Fidelity Series Overseas Fund	4.7
65.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912966.100    2907-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Investor Class : FIHFX

This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	6.18%	11.42%	7.68%
Fidelity Freedom Index 2035 Composite Index℠	6.16%	11.54%	7.81%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$23,218,218,191
Number of Holdings	6
Total Advisory Fee	$16,510,342
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.8
Bond Funds - 32.3
International Equity Funds - 26.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	40.8
Fidelity Series Global ex U.S. Index Fund	26.9
Fidelity Series Bond Index Fund	21.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912921.100    2238-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Premier II Class : FAVPX

This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$20,980,633,428
Number of Holdings	5
Total Advisory Fee	$14,374,153
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917122.100    7713-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2045 Fund Fidelity Flex® Freedom Blend 2045 Fund : FOLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2045 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2045 Fund	5.86%	14.34%	9.11%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$67,103,000
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	46%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912969.100    2910-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Premier II Class : FATVX

This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,926,973,408
Number of Holdings	8
Total Advisory Fee	$1,595,575
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.1
Domestic Equity Funds - 20.7
International Equity Funds - 13.7
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.9
Fidelity Series Total Market Index Fund	20.7
Fidelity Series Global ex U.S. Index Fund	13.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.4
Fidelity Series Treasury Bill Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917110.100    7707-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Premier II Class : FAVRX

This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$14,977,278,085
Number of Holdings	5
Total Advisory Fee	$10,137,869
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917126.100    7715-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2035 Fund Fidelity Flex® Freedom Blend 2035 Fund : FJLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2035 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2035 Fund	5.85%	12.48%	8.21%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	8.06%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$76,761,670
Number of Holdings	30
Total Advisory Fee	$0
Portfolio Turnover	37%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.4
International Equity Funds - 32.4
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	10.8
Fidelity Series Blue Chip Growth Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Large Cap Growth Index Fund	5.7
Fidelity Series International Value Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	4.7
67.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912967.100    2908-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Institutional Premium Class : FFLDX

This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	6.66%	13.32%	8.40%
Fidelity Freedom Index 2055 Composite Index℠	6.55%	13.39%	8.48%
S&P 500® Index	8.25%	18.59%	12.53%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$14,977,278,085
Number of Holdings	5
Total Advisory Fee	$10,137,869
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912946.100    2775-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Premier II Class : FAVNX

This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$23,218,218,191
Number of Holdings	6
Total Advisory Fee	$16,510,342
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.8
Bond Funds - 32.3
International Equity Funds - 26.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	40.8
Fidelity Series Global ex U.S. Index Fund	26.9
Fidelity Series Bond Index Fund	21.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917118.100    7711-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Freedom Blend Income Fund Fidelity Flex® Freedom Blend Income Fund : FTLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend Income Fund	5.70%	3.85%	3.61%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.55%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,641,003
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	37%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.0
International Equity Funds - 12.9
Domestic Equity Funds - 9.2
Short-Term Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.5
Fidelity Series Government Bond Index Fund	13.8
Fidelity Series Investment Grade Bond Fund	13.1
Fidelity Series Corporate Bond Fund	8.5
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Large Cap Value Index Fund	2.6
80.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Flex® Freedom Blend 2005 Fund merged into Fidelity Flex® Freedom Blend Income Fund on June 14, 2024.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912960.100    2901-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Institutional Premium Class : FRBUX

This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class A	$ 6	0.08%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $5,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$49,873,888
Number of Holdings	5
Total Advisory Fee	$8,824
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918266.100    7650-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index Income Fund Fidelity Freedom® Index Income Fund Premier II Class : FATQX

This annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period August 22, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 2	0.04%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 22, 2024 through March 31, 2025.
Initial investment of $5,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,694,169,632
Number of Holdings	7
Total Advisory Fee	$1,195,611
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.9
Domestic Equity Funds - 11.5
Short-Term Funds - 10.0
International Equity Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	43.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since August 22, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Index 2005 Fund merged into Fidelity Freedom® Index Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917106.100    7705-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2070 Fund Fidelity Flex® Freedom Blend 2070 Fund : FRBQX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2070 Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$5,450,722
Number of Holdings	22
Total Advisory Fee	$0
Portfolio Turnover	37%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918264.100    7649-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Institutional Premium Class : FFWTX

This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	5.65%	4.90%	4.37%
Fidelity Freedom Index 2010 Composite Index℠	5.64%	5.00%	4.45%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.69%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$715,752,160
Number of Holdings	8
Total Advisory Fee	$601,571
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.4
Domestic Equity Funds - 15.2
International Equity Funds - 10.1
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.0
Fidelity Series Total Market Index Fund	15.2
Fidelity Series Global ex U.S. Index Fund	10.1
Fidelity Series Treasury Bill Index Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912910.100    2766-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2010 Fund Fidelity Flex® Freedom Blend 2010 Fund : FISNX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2010 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2010 Fund	5.93%	5.60%	4.62%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,550,080
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	36%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.7
International Equity Funds - 15.4
Domestic Equity Funds - 12.9
Short-Term Funds - 3.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.6
Fidelity Series Government Bond Index Fund	12.9
Fidelity Series Investment Grade Bond Fund	12.3
Fidelity Series Corporate Bond Fund	8.0
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series Large Cap Value Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Blue Chip Growth Fund	3.0
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912962.100    2903-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Investor Class : FXIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.95%	9.24%	6.70%
Fidelity Freedom Index 2030 Composite Index℠	5.91%	9.38%	6.84%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$22,276,385,405
Number of Holdings	6
Total Advisory Fee	$16,374,719
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.5
Domestic Equity Funds - 35.2
International Equity Funds - 23.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	35.2
Fidelity Series Bond Index Fund	26.6
Fidelity Series Global ex U.S. Index Fund	23.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912918.100    2235-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2050 Fund Fidelity Flex® Freedom Blend 2050 Fund : FYLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2050 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2050 Fund	5.87%	14.31%	9.09%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$53,502,693
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912970.100    2911-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Premier Class : FTYPX

This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	6.70%	10.40%
Fidelity Freedom Index 2055 Composite Index℠	6.55%	10.40%
S&P 500® Index	8.25%	15.38%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$14,977,278,085
Number of Holdings	5
Total Advisory Fee	$10,137,869
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912947.100    6202-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index Income Fund Fidelity Freedom® Index Income Fund Institutional Premium Class : FFGZX

This annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	5.55%	3.27%	3.35%
Fidelity Freedom Index Income Composite Index℠	5.54%	3.40%	3.44%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.69%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,694,169,632
Number of Holdings	7
Total Advisory Fee	$1,195,611
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.9
Domestic Equity Funds - 11.5
Short-Term Funds - 10.0
International Equity Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	43.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Index 2005 Fund merged into Fidelity Freedom® Index Income Fund on June 14, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912904.100    2764-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Premier Class : FLIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.92%	6.00%
Fidelity Freedom Index 2025 Composite Index℠	5.81%	6.03%
S&P 500® Index	8.25%	15.38%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$13,994,954,502
Number of Holdings	6
Total Advisory Fee	$10,898,228
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.0
Domestic Equity Funds - 31.3
International Equity Funds - 20.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	31.3
Fidelity Series Bond Index Fund	29.4
Fidelity Series Global ex U.S. Index Fund	20.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912917.100    6196-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2025 Fund Fidelity Flex® Freedom Blend 2025 Fund : FELSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2025 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2025 Fund	5.58%	8.86%	6.37%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	6.25%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$44,150,414
Number of Holdings	30
Total Advisory Fee	$0
Portfolio Turnover	33%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.1
Domestic Equity Funds - 28.8
International Equity Funds - 26.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.8
Fidelity Series Large Cap Value Index Fund	8.1
Fidelity Series Government Bond Index Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.7
Fidelity Series Corporate Bond Fund	4.5
Fidelity Series International Value Fund	4.3
Fidelity Series Investment Grade Securitized Fund	4.3
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912965.100    2906-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Premier Class : FPIPX

This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%
What affected the Fund's performance this period?

.•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2020 through March 31, 2025.
Initial investment of $2,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	6.60%	10.19%
Fidelity Freedom Index 2040 Composite Index℠	6.46%	10.19%
S&P 500® Index	8.25%	15.38%
A   From June 24, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$23,680,015,185
Number of Holdings	5
Total Advisory Fee	$16,584,331
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 49.6
International Equity Funds - 32.8
Bond Funds - 17.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	49.6
Fidelity Series Global ex U.S. Index Fund	32.8
Fidelity Series Bond Index Fund	10.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	2.3
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The class's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912926.100    6199-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Investor Class : FQIFX

This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2015 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.84%	7.97%	5.93%
Fidelity Freedom Index 2025 Composite Index℠	5.81%	8.11%	6.06%
S&P 500® Index	8.25%	18.59%	12.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$13,994,954,502
Number of Holdings	6
Total Advisory Fee	$10,898,228
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.0
Domestic Equity Funds - 31.3
International Equity Funds - 20.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	31.3
Fidelity Series Bond Index Fund	29.4
Fidelity Series Global ex U.S. Index Fund	20.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912915.100    2232-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Flex® Freedom Blend 2055 Fund Fidelity Flex® Freedom Blend 2055 Fund : FQLSX

This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2055 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. An overweight, on average, in long-term U.S. Treasury bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 8, 2017 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Freedom Blend 2055 Fund	5.94%	14.35%	9.12%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.98%
S&P 500® Index	8.25%	18.59%	13.19%
A   From June 8, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$36,669,611
Number of Holdings	23
Total Advisory Fee	$0
Portfolio Turnover	42%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912971.100    2912-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Institutional Premium Class : FFIKX

This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	6.59%	13.32%	8.99%
Fidelity Freedom Index 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,824,283,726
Number of Holdings	5
Total Advisory Fee	$1,688,737
Portfolio Turnover	9%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 35.8
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	35.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913125.100    3427-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Institutional Premium Class : FFEZX

This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	6.22%	11.46%	7.66%
Fidelity Freedom Index 2035 Composite Index℠	6.16%	11.54%	7.74%
S&P 500® Index	8.25%	18.59%	12.53%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$23,218,218,191
Number of Holdings	6
Total Advisory Fee	$16,510,342
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 40.8
Bond Funds - 32.3
International Equity Funds - 26.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	40.8
Fidelity Series Global ex U.S. Index Fund	26.9
Fidelity Series Bond Index Fund	21.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912922.100    2771-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Institutional Premium Class : FFEDX

This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 7.09% for the 12 months as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 7.06% for the 12 months.
•Non-U.S. equities advanced 6.27% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 6.80%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.93%, modestly topping the 4.88% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 1.62%, compared with a return of 1.26% for the Bloomberg U.S. Long-Term Treasury Bond Index.
•U.S. long-term Treasury inflation-protected securities returned 5.13%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class advanced 5.50%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 24, 2015 through March 31, 2025.
Initial investment of $5,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Institutional Premium Class	5.88%	8.01%	5.96%
Fidelity Freedom Index 2025 Composite Index℠	5.81%	8.11%	6.05%
S&P 500® Index	8.25%	18.59%	12.53%
A   From June 24, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$13,994,954,502
Number of Holdings	6
Total Advisory Fee	$10,898,228
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.0
Domestic Equity Funds - 31.3
International Equity Funds - 20.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	31.3
Fidelity Series Bond Index Fund	29.4
Fidelity Series Global ex U.S. Index Fund	20.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912916.100    2769-TSRA-0525

Item 2.

Code of Ethics

As of the end of the period, March 31, 2025, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Income Fund (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Index 2010 Fund	$20,400	$-	$5,500	$500
Fidelity Freedom Index 2015 Fund	$19,200	$-	$5,500	$500
Fidelity Freedom Index 2020 Fund	$20,600	$-	$5,500	$500
Fidelity Freedom Index 2025 Fund	$20,700	$-	$5,500	$500
Fidelity Freedom Index 2030 Fund	$20,900	$-	$5,500	$500
Fidelity Freedom Index 2035 Fund	$20,900	$-	$5,500	$500
Fidelity Freedom Index 2040 Fund	$20,900	$-	$5,500	$500
Fidelity Freedom Index 2045 Fund	$20,800	$-	$5,500	$500
Fidelity Freedom Index 2050 Fund	$20,800	$-	$5,500	$500
Fidelity Freedom Index 2055 Fund	$20,800	$-	$5,500	$500
Fidelity Freedom Index 2060 Fund	$20,700	$-	$5,500	$500
Fidelity Freedom Index 2065 Fund	$21,100	$-	$5,800	$500
Fidelity Freedom Index 2070 Fund	$17,700	$-	$8,100	$300
Fidelity Freedom Index Income Fund	$20,400	$-	$5,500	$500

March 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Index 2010 Fund	$18,900	$-	$7,600	$600
Fidelity Freedom Index 2015 Fund	$19,000	$-	$7,600	$600
Fidelity Freedom Index 2020 Fund	$19,100	$-	$7,600	$600
Fidelity Freedom Index 2025 Fund	$19,300	$-	$7,600	$600
Fidelity Freedom Index 2030 Fund	$19,500	$-	$7,600	$600
Fidelity Freedom Index 2035 Fund	$19,500	$-	$7,600	$600
Fidelity Freedom Index 2040 Fund	$19,500	$-	$7,600	$600
Fidelity Freedom Index 2045 Fund	$19,400	$-	$7,600	$600
Fidelity Freedom Index 2050 Fund	$19,300	$-	$7,600	$600
Fidelity Freedom Index 2055 Fund	$19,300	$-	$7,600	$600
Fidelity Freedom Index 2060 Fund	$19,200	$-	$7,600	$600
Fidelity Freedom Index 2065 Fund	$19,500	$-	$8,000	$600
Fidelity Freedom Index 2070 Fund	$-	$-	$-	$-
Fidelity Freedom Index Income Fund	$18,900	$-	$7,600	$600

A Amounts may reflect rounding.
B Fidelity Freedom Index 2070 Fund commenced operations on June 28, 2024.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend 2070 Fund, and Fidelity Flex Freedom Blend Income Fund (the “Funds”):

Services Billed by PwC

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend 2010 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2015 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2020 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2025 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2030 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2035 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2040 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2045 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2050 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2055 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2060 Fund	$18,100	$1,700	$2,600	$700
Fidelity Flex Freedom Blend 2065 Fund	$18,100	$1,700	$4,900	$700
Fidelity Flex Freedom Blend 2070 Fund	$15,800	$1,200	$6,300	$500
Fidelity Flex Freedom Blend Income Fund	$15,700	$1,500	$3,800	$700

March 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend 2010 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2015 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2020 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2025 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2030 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2035 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2040 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2045 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2050 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2055 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2060 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2065 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2070 Fund	$-	$-	$-	$-
Fidelity Flex Freedom Blend Income Fund	$19,700	$1,500	$5,700	$600

A Amounts may reflect rounding.
B Fidelity Flex Freedom Blend 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2025A,B	March 31, 2024A,B
Audit-Related Fees	$250,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,444,500	$935,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom Index 2070 Fund’s commencement of operations.

Services Billed by PwC

	March 31, 2025A,B	March 31, 2024A,B
Audit-Related Fees	$9,765,100	$9,452,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Flex Freedom Blend 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2025A,B	March 31, 2024A,B
Deloitte Entities	$3,097,500	$6,406,500
PwC	$14,822,700	$15,103,500

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom Index 2070 Fund and Fidelity Flex Freedom Blend 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Index Funds

Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund
Fidelity Freedom® Index 2070 Fund

Annual Report
March 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund
Fidelity Freedom® Index 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Index Income Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 70.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	33,961,036	337,912,305
Fidelity Series Bond Index Fund (a)	80,612,068	727,926,971
Fidelity Series International Developed Markets Bond Index Fund (a)	9,668,985	83,249,958
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,264,737	51,141,350
TOTAL BOND FUNDS (Cost $1,310,991,620)		1,200,230,584

Domestic Equity Funds - 11.5%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $116,842,952)	10,663,463	194,714,839

International Equity Funds - 7.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $101,729,829)	8,605,229	129,508,692

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $170,406,588)	17,066,775	169,814,415

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,699,970,989)	1,694,268,530
NET OTHER ASSETS (LIABILITIES) - 0.0%	(98,898)
NET ASSETS - 100.0%	1,694,169,632

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,936	475,476	494,482	303	-	-	-	-	0.0%
Total	7,936	475,476	494,482	303	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	279,325,612	63,270,483	57,876,066	9,026,449	67,364	13,088,320	337,912,305	33,961,036
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	7,431	42,167	1,443	(7,512)	5,825	-	-
Fidelity Series Bond Index Fund	602,397,579	139,160,548	109,098,274	25,527,412	(1,574,302)	9,461,739	727,926,971	80,612,068
Fidelity Series Global ex U.S. Index Fund	106,909,593	28,334,373	25,506,899	3,641,158	185,358	4,441,566	129,508,692	8,605,229
Fidelity Series International Developed Markets Bond Index Fund	69,742,440	15,482,141	11,105,364	2,796,043	(29,859)	(965,321)	83,249,958	9,668,985
Fidelity Series Long-Term Treasury Bond Index Fund	41,704,238	12,684,769	8,652,893	1,716,894	(117,912)	(718,307)	51,141,350	9,264,737
Fidelity Series Total Market Index Fund	160,297,610	51,559,059	51,045,091	2,341,674	6,678,217	3,708,588	194,714,839	10,663,463
Fidelity Series Treasury Bill Index Fund	140,123,082	37,737,290	28,400,541	7,752,353	1,057	329,638	169,814,415	17,066,775
	1,400,500,154	348,236,094	291,727,295	52,803,426	5,202,411	29,352,048	1,694,268,530

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,200,230,584	1,200,230,584	-	-

Domestic Equity Funds	194,714,839	194,714,839	-	-

International Equity Funds	129,508,692	129,508,692	-	-

Short-Term Funds	169,814,415	169,814,415	-	-
Total Investments in Securities:	1,694,268,530	1,694,268,530	-	-
Fidelity Freedom® Index Income Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,699,970,989)	$1,694,268,530

Total Investment in Securities (cost $1,699,970,989)		$1,694,268,530
Cash		9
Receivable for investments sold		12,354,620
Receivable for fund shares sold		2,300,219
Total assets		1,708,923,378
Liabilities
Payable for investments purchased	$11,179,178
Payable for fund shares redeemed	3,479,203
Accrued management fee	95,365
Total liabilities		14,753,746
Net Assets		$1,694,169,632
Net Assets consist of:
Paid in capital		$1,707,546,060
Total accumulated earnings (loss)		(13,376,428)
Net Assets		$1,694,169,632

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($202,047,988 ÷ 16,965,860 shares)		$11.91
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($883,334,933 ÷ 74,297,527 shares)		$11.89
Premier Class :
Net Asset Value, offering price and redemption price per share ($249,292,960 ÷ 20,982,165 shares)		$11.88
Premier II Class :
Net Asset Value, offering price and redemption price per share ($359,493,751 ÷ 30,253,227 shares)		$11.88
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$52,803,426
Income from Fidelity Central Funds		303
Total income		52,803,729
Expenses
Management fee	$1,195,611
Independent trustees' fees and expenses	4,165
Total expenses before reductions	1,199,776
Expense reductions	(523)
Total expenses after reductions		1,199,253
Net Investment income (loss)		51,604,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	5,202,411
Total net realized gain (loss)		5,202,411
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	29,352,048
Total change in net unrealized appreciation (depreciation)		29,352,048
Net gain (loss)		34,554,459
Net increase (decrease) in net assets resulting from operations		$86,158,935
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,604,476	$40,900,498
Net realized gain (loss)	5,202,411	2,262,029
Change in net unrealized appreciation (depreciation)	29,352,048	35,638,179
Net increase (decrease) in net assets resulting from operations	86,158,935	78,800,706
Distributions to shareholders	(51,215,084)	(40,009,145)

Share transactions - net increase (decrease)	258,782,719	66,931,811
Total increase (decrease) in net assets	293,726,570	105,723,372

Net Assets
Beginning of period	1,400,443,062	1,294,719,690
End of period	$1,694,169,632	$1,400,443,062

Financial Highlights
Fidelity Freedom® Index Income Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.65	$11.32	$12.15	$12.46	$11.60
Income from Investment Operations
Net investment income (loss) A,B	.38	.34	.34	.20	.14
Net realized and unrealized gain (loss)	.25	.33	(.82)	(.25)	.98
Total from investment operations	.63	.67	(.48)	(.05)	1.12
Distributions from net investment income	(.37)	(.34)	(.33)	(.18)	(.15)
Distributions from net realized gain	-	-	(.02)	(.08)	(.12)
Total distributions	(.37)	(.34)	(.35)	(.26)	(.26) C
Net asset value, end of period	$11.91	$11.65	$11.32	$12.15	$12.46
Total Return D	5.51%	5.98%	(3.90)%	(.50)%	9.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.20%	3.03%	2.97%	1.59%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$202,048	$168,686	$182,799	$219,579	$469,552
Portfolio turnover rate G	18 % H,I	17%	22%	38%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Index Income Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$11.30	$12.13	$12.44	$11.59
Income from Investment Operations
Net investment income (loss) A,B	.38	.35	.34	.21	.14
Net realized and unrealized gain (loss)	.26	.32	(.82)	(.25)	.98
Total from investment operations	.64	.67	(.48)	(.04)	1.12
Distributions from net investment income	(.38)	(.34)	(.33)	(.19)	(.15)
Distributions from net realized gain	-	-	(.02)	(.08)	(.12)
Total distributions	(.38)	(.34)	(.35)	(.27)	(.27)
Net asset value, end of period	$11.89	$11.63	$11.30	$12.13	$12.44
Total Return C	5.55%	6.03%	(3.88)%	(.44)%	9.68%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.24%	3.07%	3.01%	1.63%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$883,335	$792,169	$732,262	$733,168	$410,094
Portfolio turnover rate F	18 % G,H	17%	22%	38%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Index Income Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$11.30	$12.12	$12.43	$12.07
Income from Investment Operations
Net investment income (loss) B,C	.39	.35	.34	.21	.18
Net realized and unrealized gain (loss)	.25	.31	(.81)	(.25)	.38
Total from investment operations	.64	.66	(.47)	(.04)	.56
Distributions from net investment income	(.38)	(.34)	(.33)	(.19)	(.11)
Distributions from net realized gain	-	-	(.02)	(.08)	(.09)
Total distributions	(.38)	(.34)	(.35)	(.27)	(.20)
Net asset value, end of period	$11.88	$11.62	$11.30	$12.12	$12.43
Total Return D,E	5.60%	5.95%	(3.78)%	(.40)%	4.59%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05%	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% H
Net investment income (loss)	3.27%	3.09%	3.03%	1.65%	1.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$249,293	$439,588	$379,658	$360,871	$117,463
Portfolio turnover rate I	18 % J,K	17%	22%	38%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Index Income Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$11.93
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	.05
Total from investment operations	.20
Distributions from net investment income	(.25)
Total distributions	(.25)
Net asset value, end of period	$11.88
Total Return D,E	1.70%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	2.12% H
Supplemental Data
Net assets, end of period (000 omitted)	$359,494
Portfolio turnover rate I	18 % J,K

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Index 2010 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 66.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	11,519,131	114,615,356
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,706,036	13,221,782
Fidelity Series Bond Index Fund (a)	32,065,232	289,549,049
Fidelity Series International Developed Markets Bond Index Fund (a)	4,095,898	35,265,683
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,110,333	22,689,036
TOTAL BOND FUNDS (Cost $522,960,862)		475,340,906

Domestic Equity Funds - 15.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $61,703,260)	5,950,178	108,650,244

International Equity Funds - 10.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $48,256,476)	4,793,157	72,137,006

Short-Term Funds - 8.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $59,872,556)	5,996,963	59,669,780

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $692,793,154)	715,797,936
NET OTHER ASSETS (LIABILITIES) - 0.0%	(45,776)
NET ASSETS - 100.0%	715,752,160

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,141	62,241	68,382	129	-	-	-	-	0.0%
Total	6,141	62,241	68,382	129	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	111,149,126	22,012,084	23,106,951	3,049,552	39,208	4,521,889	114,615,356	11,519,131
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,077,281	1,564,239	6,702,170	520,401	(1,498,479)	1,780,911	13,221,782	1,706,036
Fidelity Series Bond Index Fund	297,121,072	44,413,317	55,249,250	10,677,646	(1,651,678)	4,915,588	289,549,049	32,065,232
Fidelity Series Global ex U.S. Index Fund	80,539,877	11,533,849	22,846,779	2,087,398	3,001,280	(91,221)	72,137,006	4,793,157
Fidelity Series International Developed Markets Bond Index Fund	37,055,980	5,239,308	6,539,881	1,285,600	(305,130)	(184,594)	35,265,683	4,095,898
Fidelity Series Long-Term Treasury Bond Index Fund	23,738,196	4,484,318	5,168,436	818,259	(567,774)	202,732	22,689,036	4,110,333
Fidelity Series Total Market Index Fund	120,837,386	21,070,346	40,451,791	1,404,354	13,787,307	(6,593,004)	108,650,244	5,950,178
Fidelity Series Treasury Bill Index Fund	58,032,392	13,593,724	12,072,635	2,803,552	30	116,269	59,669,780	5,996,963
	746,551,310	123,911,185	172,137,893	22,646,762	12,804,764	4,668,570	715,797,936

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	475,340,906	475,340,906	-	-

Domestic Equity Funds	108,650,244	108,650,244	-	-

International Equity Funds	72,137,006	72,137,006	-	-

Short-Term Funds	59,669,780	59,669,780	-	-
Total Investments in Securities:	715,797,936	715,797,936	-	-
Fidelity Freedom® Index 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $692,793,154)	$715,797,936

Total Investment in Securities (cost $692,793,154)		$715,797,936
Receivable for investments sold		6,217,773
Receivable for fund shares sold		934,401
Total assets		722,950,110
Liabilities
Payable for investments purchased	$5,578,408
Payable for fund shares redeemed	1,574,056
Accrued management fee	45,486
Total liabilities		7,197,950
Net Assets		$715,752,160
Net Assets consist of:
Paid in capital		$690,255,465
Total accumulated earnings (loss)		25,496,695
Net Assets		$715,752,160

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($143,798,825 ÷ 11,011,486 shares)		$13.06
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($455,356,930 ÷ 34,878,802 shares)		$13.06
Premier Class :
Net Asset Value, offering price and redemption price per share ($76,440,028 ÷ 5,857,524 shares)		$13.05
Premier II Class :
Net Asset Value, offering price and redemption price per share ($40,156,377 ÷ 3,077,130 shares)		$13.05
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$22,646,762
Income from Fidelity Central Funds		129
Total income		22,646,891
Expenses
Management fee	$601,571
Independent trustees' fees and expenses	1,883
Total expenses before reductions	603,454
Expense reductions	(31)
Total expenses after reductions		603,423
Net Investment income (loss)		22,043,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	12,804,764
Total net realized gain (loss)		12,804,764
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,668,570
Total change in net unrealized appreciation (depreciation)		4,668,570
Net gain (loss)		17,473,334
Net increase (decrease) in net assets resulting from operations		$39,516,802
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,043,468	$21,885,687
Net realized gain (loss)	12,804,764	13,793,556
Change in net unrealized appreciation (depreciation)	4,668,570	17,649,318
Net increase (decrease) in net assets resulting from operations	39,516,802	53,328,561
Distributions to shareholders	(34,620,199)	(24,414,672)

Share transactions - net increase (decrease)	(35,652,539)	(34,143,571)
Total increase (decrease) in net assets	(30,755,936)	(5,229,682)

Net Assets
Beginning of period	746,508,096	751,737,778
End of period	$715,752,160	$746,508,096

Financial Highlights
Fidelity Freedom® Index 2010 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.99	$12.49	$13.61	$14.06	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.40	.37	.35	.22	.18
Net realized and unrealized gain (loss)	.31	.55	(1.02)	(.15)	1.91
Total from investment operations	.71	.92	(.67)	.07	2.09
Distributions from net investment income	(.41)	(.34)	(.34)	(.21)	(.19)
Distributions from net realized gain	(.23)	(.07)	(.11)	(.30)	(.17)
Total distributions	(.64)	(.42) C	(.45)	(.52) C	(.36)
Net asset value, end of period	$13.06	$12.99	$12.49	$13.61	$14.06
Total Return D	5.61%	7.42%	(4.86)%	.33%	17.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.03%	2.90%	2.79%	1.52%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$143,799	$161,962	$175,127	$222,429	$477,015
Portfolio turnover rate G	17%	18%	26%	38%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2010 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.99	$12.49	$13.61	$14.07	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.40	.37	.35	.22	.18
Net realized and unrealized gain (loss)	.32	.55	(1.02)	(.15)	1.93
Total from investment operations	.72	.92	(.67)	.07	2.11
Distributions from net investment income	(.42)	(.35)	(.34)	(.23)	(.19)
Distributions from net realized gain	(.23)	(.07)	(.11)	(.30)	(.17)
Total distributions	(.65)	(.42)	(.45)	(.53)	(.37) C
Net asset value, end of period	$13.06	$12.99	$12.49	$13.61	$14.07
Total Return D	5.65%	7.46%	(4.82)%	.35%	17.17%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.07%	2.94%	2.83%	1.56%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$455,357	$499,977	$507,025	$567,760	$389,414
Portfolio turnover rate G	17%	18%	26%	38%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2010 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.98	$12.49	$13.61	$14.07	$13.15
Income from Investment Operations
Net investment income (loss) B,C	.41	.37	.35	.22	.07
Net realized and unrealized gain (loss)	.31	.55	(1.02)	(.15)	1.12
Total from investment operations	.72	.92	(.67)	.07	1.19
Distributions from net investment income	(.42)	(.35)	(.34)	(.23)	(.16)
Distributions from net realized gain	(.23)	(.07)	(.11)	(.30)	(.11)
Total distributions	(.65)	(.43) D	(.45)	(.53)	(.27)
Net asset value, end of period	$13.05	$12.98	$12.49	$13.61	$14.07
Total Return E,F	5.69%	7.41%	(4.79)%	.37%	9.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	3.10%	2.96%	2.85%	1.58%	.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$76,440	$84,570	$69,585	$46,300	$7,583
Portfolio turnover rate J	17%	18%	26%	38%	27%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2010 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$13.31
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	.06
Total from investment operations	.21
Distributions from net investment income	(.36)
Distributions from net realized gain	(.11)
Total distributions	(.47)
Net asset value, end of period	$13.05
Total Return D,E	1.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$40,156
Portfolio turnover rate I	17%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 60.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	20,179,516	200,786,186
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	11,048,083	85,622,641
Fidelity Series Bond Index Fund (a)	78,603,247	709,787,323
Fidelity Series International Developed Markets Bond Index Fund (a)	11,111,316	95,668,427
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,861,329	65,474,538
TOTAL BOND FUNDS (Cost $1,293,632,380)		1,157,339,115

Domestic Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $224,498,339)	21,869,312	399,333,643

International Equity Funds - 13.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $187,124,634)	17,570,506	264,436,118

Short-Term Funds - 5.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $106,304,626)	10,650,435	105,971,827

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,811,559,979)	1,927,080,703
NET OTHER ASSETS (LIABILITIES) - 0.0%	(107,295)
NET ASSETS - 100.0%	1,926,973,408

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,836	-	1,836	1	-	-	-	-	0.0%
Total	1,836	-	1,836	1	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	193,785,153	38,042,048	39,135,663	5,464,065	121,785	7,972,863	200,786,186	20,179,516
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	103,025,642	7,848,419	27,134,956	3,240,472	(5,797,228)	7,680,764	85,622,641	11,048,083
Fidelity Series Bond Index Fund	754,022,396	95,937,916	148,565,322	27,211,534	(8,036,861)	16,429,194	709,787,323	78,603,247
Fidelity Series Global ex U.S. Index Fund	300,648,065	37,046,171	84,255,615	7,942,595	9,584,314	1,413,183	264,436,118	17,570,506
Fidelity Series International Developed Markets Bond Index Fund	103,620,699	12,272,011	18,865,382	3,603,420	(882,227)	(476,674)	95,668,427	11,111,316
Fidelity Series Long-Term Treasury Bond Index Fund	71,322,348	10,760,134	15,495,592	2,462,447	(3,452,492)	2,340,140	65,474,538	11,861,329
Fidelity Series Total Market Index Fund	451,144,988	67,984,969	147,087,376	5,325,178	48,852,841	(21,561,779)	399,333,643	21,869,312
Fidelity Series Treasury Bill Index Fund	102,622,720	23,714,039	20,574,620	5,057,652	(1,315)	211,003	105,971,827	10,650,435
	2,080,192,011	293,605,707	501,114,526	60,307,363	40,388,817	14,008,694	1,927,080,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,157,339,115	1,157,339,115	-	-

Domestic Equity Funds	399,333,643	399,333,643	-	-

International Equity Funds	264,436,118	264,436,118	-	-

Short-Term Funds	105,971,827	105,971,827	-	-
Total Investments in Securities:	1,927,080,703	1,927,080,703	-	-
Fidelity Freedom® Index 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,811,559,979)	$1,927,080,703

Total Investment in Securities (cost $1,811,559,979)		$1,927,080,703
Receivable for investments sold		22,019,115
Receivable for fund shares sold		4,165,937
Total assets		1,953,265,755
Liabilities
Payable for investments purchased	$22,090,847
Payable for fund shares redeemed	4,089,202
Accrued management fee	112,298
Total liabilities		26,292,347
Net Assets		$1,926,973,408
Net Assets consist of:
Paid in capital		$1,811,377,356
Total accumulated earnings (loss)		115,596,052
Net Assets		$1,926,973,408

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($414,376,575 ÷ 28,604,908 shares)		$14.49
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($915,251,355 ÷ 63,248,657 shares)		$14.47
Premier Class :
Net Asset Value, offering price and redemption price per share ($296,477,207 ÷ 20,495,681 shares)		$14.47
Premier II Class :
Net Asset Value, offering price and redemption price per share ($300,868,271 ÷ 20,802,698 shares)		$14.46
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$60,307,363
Income from Fidelity Central Funds		1
Total income		60,307,364
Expenses
Management fee	$1,595,575
Independent trustees' fees and expenses	5,275
Total expenses before reductions	1,600,850
Expense reductions	(97)
Total expenses after reductions		1,600,753
Net Investment income (loss)		58,706,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	40,388,817
Total net realized gain (loss)		40,388,817
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	14,008,694
Total change in net unrealized appreciation (depreciation)		14,008,694
Net gain (loss)		54,397,511
Net increase (decrease) in net assets resulting from operations		$113,104,122
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,706,611	$58,752,955
Net realized gain (loss)	40,388,817	43,175,411
Change in net unrealized appreciation (depreciation)	14,008,694	75,800,839
Net increase (decrease) in net assets resulting from operations	113,104,122	177,729,205
Distributions to shareholders	(100,432,295)	(54,035,267)

Share transactions - net increase (decrease)	(165,752,314)	(202,936,658)
Total increase (decrease) in net assets	(153,080,487)	(79,242,720)

Net Assets
Beginning of period	2,080,053,895	2,159,296,615
End of period	$1,926,973,408	$2,080,053,895

Financial Highlights
Fidelity Freedom® Index 2015 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.42	$13.58	$14.83	$15.12	$12.74
Income from Investment Operations
Net investment income (loss) A,B	.42	.38	.36	.26	.19
Net realized and unrealized gain (loss)	.39	.82	(1.21)	(.11)	2.59
Total from investment operations	.81	1.20	(.85)	.15	2.78
Distributions from net investment income	(.44)	(.36)	(.35)	(.23)	(.20)
Distributions from net realized gain	(.30)	-	(.05)	(.21)	(.19)
Total distributions	(.74)	(.36)	(.40)	(.44)	(.40) C
Net asset value, end of period	$14.49	$14.42	$13.58	$14.83	$15.12
Total Return D	5.74%	8.91%	(5.62)%	.86%	21.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.89%	2.77%	2.66%	1.65%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$414,377	$451,530	$479,276	$604,032	$1,197,347
Portfolio turnover rate G	15%	14%	22%	33%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.41	$13.57	$14.82	$15.11	$12.73
Income from Investment Operations
Net investment income (loss) A,B	.43	.39	.36	.26	.20
Net realized and unrealized gain (loss)	.37	.82	(1.20)	(.10)	2.58
Total from investment operations	.80	1.21	(.84)	.16	2.78
Distributions from net investment income	(.44)	(.37)	(.36)	(.24)	(.21)
Distributions from net realized gain	(.30)	-	(.05)	(.21)	(.19)
Total distributions	(.74)	(.37)	(.41)	(.45)	(.40)
Net asset value, end of period	$14.47	$14.41	$13.57	$14.82	$15.11
Total Return C	5.71%	8.96%	(5.58)%	.96%	21.98%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.93%	2.81%	2.70%	1.69%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$915,251	$1,083,439	$1,161,199	$1,343,537	$789,557
Portfolio turnover rate F	15%	14%	22%	33%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.40	$13.56	$14.81	$15.11	$13.77
Income from Investment Operations
Net investment income (loss) B,C	.43	.39	.37	.26	.27
Net realized and unrealized gain (loss)	.39	.82	(1.21)	(.10)	1.38
Total from investment operations	.82	1.21	(.84)	.16	1.65
Distributions from net investment income	(.45)	(.37)	(.36)	(.25)	(.18)
Distributions from net realized gain	(.30)	-	(.05)	(.21)	(.13)
Total distributions	(.75)	(.37)	(.41)	(.46)	(.31)
Net asset value, end of period	$14.47	$14.40	$13.56	$14.81	$15.11
Total Return D,E	5.82%	8.99%	(5.57)%	.92%	11.98%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05%	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% H
Net investment income (loss)	2.96%	2.83%	2.72%	1.71%	2.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$296,477	$545,084	$518,822	$515,045	$161,189
Portfolio turnover rate I	15%	14%	22%	33%	30%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$14.82
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	.07
Total from investment operations	.21
Distributions from net investment income	(.39)
Distributions from net realized gain	(.18)
Total distributions	(.57)
Net asset value, end of period	$14.46
Total Return D,E	1.45%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$300,868
Portfolio turnover rate I	15%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 53.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	32,592,922	324,299,571
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	60,921,232	472,139,548
Fidelity Series Bond Index Fund (a)	246,823,308	2,228,814,471
Fidelity Series International Developed Markets Bond Index Fund (a)	38,762,692	333,746,775
Fidelity Series Long-Term Treasury Bond Index Fund (a)	44,138,744	243,645,866
TOTAL BOND FUNDS (Cost $4,065,359,772)		3,602,646,231

Domestic Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $992,937,600)	96,382,771	1,759,949,391

International Equity Funds - 17.4%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $853,067,279)	77,406,157	1,164,962,667

Short-Term Funds - 2.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $176,053,636)	17,669,563	175,812,155

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,087,418,287)	6,703,370,444
NET OTHER ASSETS (LIABILITIES) - 0.0%	(383,530)
NET ASSETS - 100.0%	6,702,986,914

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	118,317	118,317	147	-	-	-	-	0.0%
Total	-	118,317	118,317	147	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	271,359,025	89,623,365	48,854,709	8,229,181	(52,897)	12,224,787	324,299,571	32,592,922
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	550,529,346	33,394,437	121,864,987	17,522,837	(25,476,790)	35,557,542	472,139,548	60,921,232
Fidelity Series Bond Index Fund	2,386,723,801	276,589,671	460,334,056	85,576,868	(25,037,593)	50,872,648	2,228,814,471	246,823,308
Fidelity Series Global ex U.S. Index Fund	1,323,106,730	144,954,150	350,664,338	35,247,242	34,677,308	12,888,817	1,164,962,667	77,406,157
Fidelity Series International Developed Markets Bond Index Fund	363,852,401	37,803,541	63,002,752	12,618,671	(2,595,288)	(2,311,127)	333,746,775	38,762,692
Fidelity Series Long-Term Treasury Bond Index Fund	267,299,419	38,641,015	58,316,336	9,201,320	(16,856,208)	12,877,976	243,645,866	44,138,744
Fidelity Series Total Market Index Fund	1,985,964,627	238,423,375	582,074,577	23,554,876	208,553,877	(90,917,911)	1,759,949,391	96,382,771
Fidelity Series Treasury Bill Index Fund	149,562,516	52,116,026	26,189,987	7,830,924	(18,873)	342,473	175,812,155	17,669,563
	7,298,397,865	911,545,580	1,711,301,742	199,781,919	173,193,536	31,535,205	6,703,370,444

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,602,646,231	3,602,646,231	-	-

Domestic Equity Funds	1,759,949,391	1,759,949,391	-	-

International Equity Funds	1,164,962,667	1,164,962,667	-	-

Short-Term Funds	175,812,155	175,812,155	-	-
Total Investments in Securities:	6,703,370,444	6,703,370,444	-	-
Fidelity Freedom® Index 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,087,418,287)	$6,703,370,444

Total Investment in Securities (cost $6,087,418,287)		$6,703,370,444
Cash		98
Receivable for investments sold		90,107,474
Receivable for fund shares sold		6,338,527
Total assets		6,799,816,543
Liabilities
Payable for investments purchased	$80,384,356
Payable for fund shares redeemed	16,067,073
Accrued management fee	378,200
Total liabilities		96,829,629
Net Assets		$6,702,986,914
Net Assets consist of:
Paid in capital		$6,083,592,780
Total accumulated earnings (loss)		619,394,134
Net Assets		$6,702,986,914

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,239,954,123 ÷ 77,495,918 shares)		$16.00
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($3,564,468,983 ÷ 223,006,605 shares)		$15.98
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,084,425,666 ÷ 67,879,383 shares)		$15.98
Premier II Class :
Net Asset Value, offering price and redemption price per share ($814,138,142 ÷ 50,952,316 shares)		$15.98
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$199,781,919
Income from Fidelity Central Funds		147
Total income		199,782,066
Expenses
Management fee	$5,494,444
Independent trustees' fees and expenses	18,391
Total expenses before reductions	5,512,835
Expense reductions	(201)
Total expenses after reductions		5,512,634
Net Investment income (loss)		194,269,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	173,193,536
Total net realized gain (loss)		173,193,536
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	31,535,205
Total change in net unrealized appreciation (depreciation)		31,535,205
Net gain (loss)		204,728,741
Net increase (decrease) in net assets resulting from operations		$398,998,173
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$194,269,432	$194,042,337
Net realized gain (loss)	173,193,536	176,277,811
Change in net unrealized appreciation (depreciation)	31,535,205	349,911,888
Net increase (decrease) in net assets resulting from operations	398,998,173	720,232,036
Distributions to shareholders	(395,608,232)	(178,382,852)

Share transactions - net increase (decrease)	(598,372,398)	(594,014,309)
Total increase (decrease) in net assets	(594,982,457)	(52,165,125)

Net Assets
Beginning of period	7,297,969,371	7,350,134,496
End of period	$6,702,986,914	$7,297,969,371

Financial Highlights
Fidelity Freedom® Index 2020 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.02	$14.86	$16.34	$16.54	$13.41
Income from Investment Operations
Net investment income (loss) A,B	.44	.40	.37	.28	.22
Net realized and unrealized gain (loss)	.46	1.14	(1.43)	(.02)	3.33
Total from investment operations	.90	1.54	(1.06)	.26	3.55
Distributions from net investment income	(.46)	(.38)	(.37)	(.26)	(.23)
Distributions from net realized gain	(.46)	-	(.05)	(.20)	(.19)
Total distributions	(.92)	(.38)	(.42)	(.46)	(.42)
Net asset value, end of period	$16.00	$16.02	$14.86	$16.34	$16.54
Total Return C	5.78%	10.42%	(6.40)%	1.46%	26.61%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.74%	2.65%	2.54%	1.66%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,239,954	$1,349,032	$1,456,902	$1,825,354	$3,660,550
Portfolio turnover rate F	13%	14%	21%	35%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.01	$14.84	$16.32	$16.54	$13.41
Income from Investment Operations
Net investment income (loss) A,B	.45	.41	.38	.29	.22
Net realized and unrealized gain (loss)	.45	1.14	(1.44)	(.03)	3.33
Total from investment operations	.90	1.55	(1.06)	.26	3.55
Distributions from net investment income	(.46)	(.38)	(.38)	(.28)	(.23)
Distributions from net realized gain	(.46)	-	(.05)	(.20)	(.19)
Total distributions	(.93) C	(.38)	(.42) C	(.48)	(.42)
Net asset value, end of period	$15.98	$16.01	$14.84	$16.32	$16.54
Total Return D	5.76%	10.55%	(6.37)%	1.44%	26.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.78%	2.69%	2.58%	1.70%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$3,564,469	$4,227,718	$4,340,679	$5,076,226	$3,331,247
Portfolio turnover rate G	13%	14%	21%	35%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$16.00	$14.84	$16.32	$16.54	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.46	.41	.38	.29	.30
Net realized and unrealized gain (loss)	.45	1.14	(1.43)	(.03)	1.88
Total from investment operations	.91	1.55	(1.05)	.26	2.18
Distributions from net investment income	(.47)	(.39)	(.38)	(.28)	(.20)
Distributions from net realized gain	(.46)	-	(.05)	(.20)	(.12)
Total distributions	(.93)	(.39)	(.43)	(.48)	(.33) D
Net asset value, end of period	$15.98	$16.00	$14.84	$16.32	$16.54
Total Return E,F	5.86%	10.51%	(6.34)%	1.46%	14.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.81%	2.71%	2.60%	1.72%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,084,426	$1,721,219	$1,552,553	$1,551,607	$546,553
Portfolio turnover rate J	13%	14%	21%	35%	28%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$16.44
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	.07
Total from investment operations	.21
Distributions from net investment income	(.42)
Distributions from net realized gain	(.26)
Total distributions	(.67) D
Net asset value, end of period	$15.98
Total Return E,F	1.33%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I
Expenses net of fee waivers, if any	.04 % I
Expenses net of all reductions	.04% I
Net investment income (loss)	1.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$814,138
Portfolio turnover rate J	13%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 48.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	176,334,088	1,366,589,180
Fidelity Series Bond Index Fund (a)	454,981,006	4,108,478,483
Fidelity Series International Developed Markets Bond Index Fund (a)	79,857,042	687,569,132
Fidelity Series Long-Term Treasury Bond Index Fund (a)	101,604,536	560,857,039
TOTAL BOND FUNDS (Cost $7,582,730,960)		6,723,493,834

Domestic Equity Funds - 31.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,503,606,905)	239,703,972	4,376,994,522

International Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,307,417,666)	192,373,581	2,895,222,391

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,393,755,531)	13,995,710,747
NET OTHER ASSETS (LIABILITIES) - 0.0%	(756,245)
NET ASSETS - 100.0%	13,994,954,502

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	393,177	393,177	194	-	-	-	-	0.0%
Total	-	393,177	393,177	194	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,289,360,328	245,764,215	194,603,907	45,793,573	(19,591,307)	45,659,851	1,366,589,180	176,334,088
Fidelity Series Bond Index Fund	4,184,683,535	617,333,551	738,714,541	154,805,455	(16,934,988)	62,110,926	4,108,478,483	454,981,006
Fidelity Series Global ex U.S. Index Fund	3,068,306,133	411,783,343	696,099,999	87,006,547	24,042,551	87,190,363	2,895,222,391	192,373,581
Fidelity Series International Developed Markets Bond Index Fund	710,521,774	91,504,350	104,448,273	25,401,399	(729,892)	(9,278,827)	687,569,132	79,857,042
Fidelity Series Long-Term Treasury Bond Index Fund	588,702,758	87,214,294	105,603,128	20,881,026	(28,044,253)	18,587,368	560,857,039	101,604,536
Fidelity Series Total Market Index Fund	4,606,924,262	632,314,271	1,134,940,243	57,555,672	316,381,512	(43,685,280)	4,376,994,522	239,703,972
	14,448,498,790	2,085,914,024	2,974,410,091	391,443,672	275,123,623	160,584,401	13,995,710,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	6,723,493,834	6,723,493,834	-	-

Domestic Equity Funds	4,376,994,522	4,376,994,522	-	-

International Equity Funds	2,895,222,391	2,895,222,391	-	-
Total Investments in Securities:	13,995,710,747	13,995,710,747	-	-
Fidelity Freedom® Index 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,393,755,531)	$13,995,710,747

Total Investment in Securities (cost $12,393,755,531)		$13,995,710,747
Cash		45
Receivable for investments sold		204,392,630
Receivable for fund shares sold		23,772,911
Total assets		14,223,876,333
Liabilities
Payable for investments purchased	$191,676,710
Payable for fund shares redeemed	36,504,385
Accrued management fee	740,736
Total liabilities		228,921,831
Net Assets		$13,994,954,502
Net Assets consist of:
Paid in capital		$12,395,177,402
Total accumulated earnings (loss)		1,599,777,100
Net Assets		$13,994,954,502

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,977,230,694 ÷ 105,128,994 shares)		$18.81
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($7,809,217,213 ÷ 415,346,332 shares)		$18.80
Premier Class :
Net Asset Value, offering price and redemption price per share ($2,505,374,158 ÷ 133,320,159 shares)		$18.79
Premier II Class :
Net Asset Value, offering price and redemption price per share ($1,703,132,437 ÷ 90,643,841 shares)		$18.79
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$391,443,672
Income from Fidelity Central Funds		194
Total income		391,443,866
Expenses
Management fee	$10,898,228
Independent trustees' fees and expenses	37,389
Total expenses before reductions	10,935,617
Expense reductions	(173)
Total expenses after reductions		10,935,444
Net Investment income (loss)		380,508,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	275,123,623
Total net realized gain (loss)		275,123,623
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	160,584,401
Total change in net unrealized appreciation (depreciation)		160,584,401
Net gain (loss)		435,708,024
Net increase (decrease) in net assets resulting from operations		$816,216,446
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$380,508,422	$356,436,172
Net realized gain (loss)	275,123,623	93,845,913
Change in net unrealized appreciation (depreciation)	160,584,401	1,114,822,007
Net increase (decrease) in net assets resulting from operations	816,216,446	1,565,104,092
Distributions to shareholders	(471,799,849)	(336,648,722)

Share transactions - net increase (decrease)	(797,147,816)	(45,421,881)
Total increase (decrease) in net assets	(452,731,219)	1,183,033,489

Net Assets
Beginning of period	14,447,685,721	13,264,652,232
End of period	$13,994,954,502	$14,447,685,721

Financial Highlights
Fidelity Freedom® Index 2025 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.37	$16.81	$18.48	$18.52	$14.57
Income from Investment Operations
Net investment income (loss) A,B	.50	.44	.40	.33	.25
Net realized and unrealized gain (loss)	.57	1.54	(1.65)	.04	4.13
Total from investment operations	1.07	1.98	(1.25)	.37	4.38
Distributions from net investment income	(.48)	(.42)	(.39)	(.30)	(.25)
Distributions from net realized gain	(.15)	-	(.03)	(.12)	(.18)
Total distributions	(.63)	(.42)	(.42)	(.41) C	(.43)
Net asset value, end of period	$18.81	$18.37	$16.81	$18.48	$18.52
Total Return D	5.84%	11.88%	(6.65)%	1.91%	30.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.63%	2.57%	2.43%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,977,231	$2,129,589	$2,192,387	$2,585,678	$5,538,556
Portfolio turnover rate G	15%	16%	18%	24%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.36	$16.81	$18.48	$18.53	$14.57
Income from Investment Operations
Net investment income (loss) A,B	.50	.45	.41	.34	.26
Net realized and unrealized gain (loss)	.57	1.53	(1.65)	.04	4.14
Total from investment operations	1.07	1.98	(1.24)	.38	4.40
Distributions from net investment income	(.48)	(.43)	(.40)	(.32)	(.26)
Distributions from net realized gain	(.15)	-	(.03)	(.12)	(.18)
Total distributions	(.63)	(.43)	(.43)	(.43) C	(.44)
Net asset value, end of period	$18.80	$18.36	$16.81	$18.48	$18.53
Total Return D	5.88%	11.87%	(6.61)%	1.96%	30.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.67%	2.61%	2.47%	1.75%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$7,809,217	$8,737,620	$8,118,470	$8,419,298	$4,504,542
Portfolio turnover rate G	15%	16%	18%	24%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$18.35	$16.80	$18.47	$18.52	$16.14
Income from Investment Operations
Net investment income (loss) B,C	.51	.45	.41	.34	.35
Net realized and unrealized gain (loss)	.57	1.53	(1.65)	.05	2.38
Total from investment operations	1.08	1.98	(1.24)	.39	2.73
Distributions from net investment income	(.49)	(.43)	(.40)	(.32)	(.23)
Distributions from net realized gain	(.15)	-	(.03)	(.12)	(.12)
Total distributions	(.64)	(.43)	(.43)	(.44)	(.35)
Net asset value, end of period	$18.79	$18.35	$16.80	$18.47	$18.52
Total Return D,E	5.92%	11.90%	(6.59)%	1.98%	16.94%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05%	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% H
Net investment income (loss)	2.69%	2.63%	2.49%	1.77%	2.53% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,505,374	$3,580,476	$2,953,795	$2,610,862	$912,597
Portfolio turnover rate I	15%	16%	18%	24%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$19.18
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	.08
Total from investment operations	.22
Distributions from net investment income	(.46)
Distributions from net realized gain	(.15)
Total distributions	(.61)
Net asset value, end of period	$18.79
Total Return D,E	1.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.28% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,703,132
Portfolio turnover rate I	15%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 41.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	161,147,923	1,248,896,403
Fidelity Series Bond Index Fund (a)	655,581,645	5,919,902,255
Fidelity Series International Developed Markets Bond Index Fund (a)	126,262,218	1,087,117,693
Fidelity Series Long-Term Treasury Bond Index Fund (a)	178,486,057	985,243,036
TOTAL BOND FUNDS (Cost $10,178,393,888)		9,241,159,387

Domestic Equity Funds - 35.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,709,323,945)	429,792,243	7,848,006,349

International Equity Funds - 23.3%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,285,420,718)	344,743,569	5,188,390,710

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,173,138,551)	22,277,556,446
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,171,041)
NET ASSETS - 100.0%	22,276,385,405

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	778,086	778,086	391	-	-	-	-	0.0%
Total	-	778,086	778,086	391	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	992,641,100	320,427,859	87,116,634	38,616,162	(11,270,901)	34,214,979	1,248,896,403	161,147,923
Fidelity Series Bond Index Fund	5,458,340,809	1,021,822,843	623,349,248	212,505,750	(16,223,143)	79,310,994	5,919,902,255	655,581,645
Fidelity Series Global ex U.S. Index Fund	4,977,189,447	874,633,738	850,157,904	151,497,071	5,102,054	181,623,375	5,188,390,710	344,743,569
Fidelity Series International Developed Markets Bond Index Fund	1,019,467,763	175,981,989	93,086,757	37,909,823	(537,183)	(14,708,119)	1,087,117,693	126,262,218
Fidelity Series Long-Term Treasury Bond Index Fund	937,449,529	180,638,659	117,475,533	34,907,084	(18,761,504)	3,391,885	985,243,036	178,486,057
Fidelity Series Total Market Index Fund	7,472,602,677	1,274,064,376	1,331,338,164	99,035,687	176,525,200	256,152,260	7,848,006,349	429,792,243
	20,857,691,325	3,847,569,464	3,102,524,240	574,471,577	134,834,523	539,985,374	22,277,556,446

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	9,241,159,387	9,241,159,387	-	-

Domestic Equity Funds	7,848,006,349	7,848,006,349	-	-

International Equity Funds	5,188,390,710	5,188,390,710	-	-
Total Investments in Securities:	22,277,556,446	22,277,556,446	-	-
Fidelity Freedom® Index 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $19,173,138,551)	$22,277,556,446

Total Investment in Securities (cost $19,173,138,551)		$22,277,556,446
Receivable for investments sold		354,087,562
Receivable for fund shares sold		32,183,350
Other receivables		96,442
Total assets		22,663,923,800
Liabilities
Payable for investments purchased	$327,624,469
Payable for fund shares redeemed	58,668,444
Accrued management fee	1,149,089
Other payables and accrued expenses	96,393
Total liabilities		387,538,395
Net Assets		$22,276,385,405
Net Assets consist of:
Paid in capital		$19,290,685,047
Total accumulated earnings (loss)		2,985,700,358
Net Assets		$22,276,385,405

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,788,766,710 ÷ 136,987,687 shares)		$20.36
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($12,991,100,647 ÷ 638,429,556 shares)		$20.35
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,107,179,784 ÷ 201,926,332 shares)		$20.34
Premier II Class :
Net Asset Value, offering price and redemption price per share ($2,389,338,264 ÷ 117,507,266 shares)		$20.33
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$574,471,577
Income from Fidelity Central Funds		391
Total income		574,471,968
Expenses
Management fee	$16,374,719
Independent trustees' fees and expenses	56,150
Total expenses before reductions	16,430,869
Expense reductions	(335)
Total expenses after reductions		16,430,534
Net Investment income (loss)		558,041,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	134,834,523
Total net realized gain (loss)		134,834,523
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	539,985,374
Total change in net unrealized appreciation (depreciation)		539,985,374
Net gain (loss)		674,819,897
Net increase (decrease) in net assets resulting from operations		$1,232,861,331
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$558,041,434	$477,865,067
Net realized gain (loss)	134,834,523	88,714,165
Change in net unrealized appreciation (depreciation)	539,985,374	1,894,197,711
Net increase (decrease) in net assets resulting from operations	1,232,861,331	2,460,776,943
Distributions to shareholders	(584,339,662)	(450,488,980)

Share transactions - net increase (decrease)	771,308,891	1,376,492,643
Total increase (decrease) in net assets	1,419,830,560	3,386,780,606

Net Assets
Beginning of period	20,856,554,845	17,469,774,239
End of period	$22,276,385,405	$20,856,554,845

Financial Highlights
Fidelity Freedom® Index 2030 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.73	$17.79	$19.51	$19.45	$14.73
Income from Investment Operations
Net investment income (loss) A,B	.52	.46	.39	.35	.27
Net realized and unrealized gain (loss)	.65	1.91	(1.71)	.15	4.91
Total from investment operations	1.17	2.37	(1.32)	.50	5.18
Distributions from net investment income	(.49)	(.43)	(.37)	(.32)	(.27)
Distributions from net realized gain	(.05)	-	(.03)	(.12)	(.19)
Total distributions	(.54)	(.43)	(.40)	(.44)	(.46)
Net asset value, end of period	$20.36	$19.73	$17.79	$19.51	$19.45
Total Return C	5.95%	13.42%	(6.65)%	2.47%	35.36%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.54%	2.50%	2.24%	1.74%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$2,788,767	$2,713,477	$2,500,987	$2,775,100	$6,036,702
Portfolio turnover rate F	14%	12%	15%	20%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.72	$17.79	$19.51	$19.45	$14.73
Income from Investment Operations
Net investment income (loss) A,B	.53	.47	.40	.36	.28
Net realized and unrealized gain (loss)	.65	1.90	(1.71)	.16	4.90
Total from investment operations	1.18	2.37	(1.31)	.52	5.18
Distributions from net investment income	(.50)	(.44)	(.38)	(.34)	(.27)
Distributions from net realized gain	(.05)	-	(.03)	(.12)	(.19)
Total distributions	(.55)	(.44)	(.41)	(.46)	(.46)
Net asset value, end of period	$20.35	$19.72	$17.79	$19.51	$19.45
Total Return C	5.99%	13.41%	(6.60)%	2.57%	35.41%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.58%	2.54%	2.28%	1.78%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$12,991,101	$13,110,035	$11,271,364	$10,927,825	$5,916,521
Portfolio turnover rate F	14%	12%	15%	20%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.71	$17.78	$19.50	$19.45	$16.56
Income from Investment Operations
Net investment income (loss) B,C	.53	.47	.40	.36	.39
Net realized and unrealized gain (loss)	.65	1.90	(1.70)	.16	2.88
Total from investment operations	1.18	2.37	(1.30)	.52	3.27
Distributions from net investment income	(.50)	(.44)	(.39)	(.34)	(.26)
Distributions from net realized gain	(.05)	-	(.03)	(.12)	(.12)
Total distributions	(.55)	(.44)	(.42)	(.47) D	(.38)
Net asset value, end of period	$20.34	$19.71	$17.78	$19.50	$19.45
Total Return E,F	6.03%	13.45%	(6.59)%	2.54%	19.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.61%	2.56%	2.30%	1.80%	2.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,107,180	$5,033,043	$3,697,423	$3,153,635	$1,118,562
Portfolio turnover rate J	14%	12%	15%	20%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.61
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	.10
Total from investment operations	.24
Distributions from net investment income	(.47)
Distributions from net realized gain	(.05)
Total distributions	(.52)
Net asset value, end of period	$20.33
Total Return D,E	1.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,389,338
Portfolio turnover rate I	14%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 32.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	42,252,099	327,453,769
Fidelity Series Bond Index Fund (a)	555,297,053	5,014,332,391
Fidelity Series International Developed Markets Bond Index Fund (a)	119,003,344	1,024,618,790
Fidelity Series Long-Term Treasury Bond Index Fund (a)	203,530,902	1,123,490,580
TOTAL BOND FUNDS (Cost $8,036,129,394)		7,489,895,530

Domestic Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,030,162,758)	518,563,638	9,468,972,035

International Equity Funds - 26.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,353,372,666)	415,983,045	6,260,544,834

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,419,664,818)	23,219,412,399
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,194,208)
NET ASSETS - 100.0%	23,218,218,191

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,668	1,645,785	1,660,453	655	-	-	-	-	0.0%
Total	14,668	1,645,785	1,660,453	655	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	125,433,271	204,585,844	7,583,396	7,840,904	(122,359)	5,140,409	327,453,769	42,252,099
Fidelity Series Bond Index Fund	4,079,642,799	1,308,602,162	425,448,506	169,941,217	(20,494,775)	72,030,711	5,014,332,391	555,297,053
Fidelity Series Global ex U.S. Index Fund	5,872,563,793	1,235,479,756	1,070,582,144	182,846,158	(8,150,112)	231,233,541	6,260,544,834	415,983,045
Fidelity Series International Developed Markets Bond Index Fund	844,383,632	241,631,394	47,672,761	33,301,605	(369,189)	(13,354,286)	1,024,618,790	119,003,344
Fidelity Series Long-Term Treasury Bond Index Fund	1,020,259,309	257,716,898	138,117,548	39,030,089	(17,989,673)	1,621,594	1,123,490,580	203,530,902
Fidelity Series Total Market Index Fund	8,816,991,034	1,679,520,153	1,539,634,283	119,164,915	154,765,395	357,329,736	9,468,972,035	518,563,638
	20,759,273,838	4,927,536,207	3,229,038,638	552,124,888	107,639,287	654,001,705	23,219,412,399

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	7,489,895,530	7,489,895,530	-	-

Domestic Equity Funds	9,468,972,035	9,468,972,035	-	-

International Equity Funds	6,260,544,834	6,260,544,834	-	-
Total Investments in Securities:	23,219,412,399	23,219,412,399	-	-
Fidelity Freedom® Index 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $19,419,664,818)	$23,219,412,399

Total Investment in Securities (cost $19,419,664,818)		$23,219,412,399
Receivable for investments sold		373,221,291
Receivable for fund shares sold		33,228,297
Other receivables		38,212
Total assets		23,625,900,199
Liabilities
Payable for investments purchased	$338,972,998
Payable for fund shares redeemed	67,529,175
Accrued management fee	1,141,622
Other payables and accrued expenses	38,213
Total liabilities		407,682,008
Net Assets		$23,218,218,191
Net Assets consist of:
Paid in capital		$19,543,487,211
Total accumulated earnings (loss)		3,674,730,980
Net Assets		$23,218,218,191

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,860,768,999 ÷ 121,996,280 shares)		$23.45
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,201,579,074 ÷ 563,143,177 shares)		$23.44
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,460,580,662 ÷ 190,274,291 shares)		$23.44
Premier II Class :
Net Asset Value, offering price and redemption price per share ($2,695,289,456 ÷ 115,039,598 shares)		$23.43
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$552,124,888
Income from Fidelity Central Funds		655
Total income		552,125,543
Expenses
Management fee	$16,510,342
Independent trustees' fees and expenses	57,207
Total expenses before reductions	16,567,549
Expense reductions	(126)
Total expenses after reductions		16,567,423
Net Investment income (loss)		535,558,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	107,639,287
Total net realized gain (loss)		107,639,287
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	654,001,705
Total change in net unrealized appreciation (depreciation)		654,001,705
Net gain (loss)		761,640,992
Net increase (decrease) in net assets resulting from operations		$1,297,199,112
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$535,558,120	$429,901,058
Net realized gain (loss)	107,639,287	59,033,844
Change in net unrealized appreciation (depreciation)	654,001,705	2,322,638,271
Net increase (decrease) in net assets resulting from operations	1,297,199,112	2,811,573,173
Distributions to shareholders	(567,490,591)	(404,344,248)

Share transactions - net increase (decrease)	1,730,315,880	2,306,814,735
Total increase (decrease) in net assets	2,460,024,401	4,714,043,660

Net Assets
Beginning of period	20,758,193,790	16,044,150,130
End of period	$23,218,218,191	$20,758,193,790

Financial Highlights
Fidelity Freedom® Index 2035 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.64	$19.91	$21.83	$21.45	$15.20
Income from Investment Operations
Net investment income (loss) A,B	.56	.49	.38	.39	.30
Net realized and unrealized gain (loss)	.83	2.69	(1.92)	.44	6.40
Total from investment operations	1.39	3.18	(1.54)	.83	6.70
Distributions from net investment income	(.54)	(.45)	(.36)	(.34)	(.29)
Distributions from net realized gain	(.05)	-	(.02)	(.11)	(.16)
Total distributions	(.58) C	(.45)	(.38)	(.45)	(.45)
Net asset value, end of period	$23.45	$22.64	$19.91	$21.83	$21.45
Total Return D	6.18%	16.10%	(6.95)%	3.76%	44.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.38%	2.35%	1.97%	1.71%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,860,769	$2,557,710	$2,052,573	$2,174,422	$5,124,327
Portfolio turnover rate G	15%	12%	13%	15%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.63	$19.91	$21.83	$21.46	$15.21
Income from Investment Operations
Net investment income (loss) A,B	.57	.50	.39	.40	.31
Net realized and unrealized gain (loss)	.83	2.68	(1.92)	.44	6.39
Total from investment operations	1.40	3.18	(1.53)	.84	6.70
Distributions from net investment income	(.55)	(.46)	(.37)	(.37)	(.30)
Distributions from net realized gain	(.05)	-	(.02)	(.11)	(.16)
Total distributions	(.59) C	(.46)	(.39)	(.47) C	(.45) C
Net asset value, end of period	$23.44	$22.63	$19.91	$21.83	$21.46
Total Return D	6.22%	16.09%	(6.91)%	3.82%	44.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.42%	2.39%	2.01%	1.75%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$13,201,579	$12,741,172	$10,184,661	$9,501,029	$4,357,280
Portfolio turnover rate G	15%	12%	13%	15%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.63	$19.91	$21.82	$21.46	$17.48
Income from Investment Operations
Net investment income (loss) B,C	.58	.50	.39	.40	.45
Net realized and unrealized gain (loss)	.83	2.68	(1.91)	.44	3.92
Total from investment operations	1.41	3.18	(1.52)	.84	4.37
Distributions from net investment income	(.55)	(.46)	(.38)	(.37)	(.29)
Distributions from net realized gain	(.05)	-	(.02)	(.11)	(.10)
Total distributions	(.60)	(.46)	(.39) D	(.48)	(.39)
Net asset value, end of period	$23.44	$22.63	$19.91	$21.82	$21.46
Total Return E,F	6.25%	16.12%	(6.85)%	3.80%	25.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.45%	2.41%	2.03%	1.77%	2.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,460,581	$5,459,312	$3,806,916	$3,083,204	$1,163,973
Portfolio turnover rate J	15%	12%	13%	15%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$23.67
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	.17
Total from investment operations	.31
Distributions from net investment income	(.51)
Distributions from net realized gain	(.04)
Total distributions	(.55)
Net asset value, end of period	$23.43
Total Return D,E	1.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.04% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,695,289
Portfolio turnover rate I	15%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 17.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	270,005,796	2,438,152,337
Fidelity Series International Developed Markets Bond Index Fund (a)	64,827,469	558,164,511
Fidelity Series Long-Term Treasury Bond Index Fund (a)	213,184,926	1,176,780,791
TOTAL BOND FUNDS (Cost $4,508,628,118)		4,173,097,639

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,668,491,803)	643,149,632	11,743,912,289

International Equity Funds - 32.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,694,981,073)	515,888,584	7,764,123,188

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,872,100,994)	23,681,133,116
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,117,931)
NET ASSETS - 100.0%	23,680,015,185

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,768,106	1,768,106	647	-	-	-	-	0.0%
Total	-	1,768,106	1,768,106	647	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	1,757,935,142	808,473,916	152,832,584	78,299,467	(6,616,648)	31,192,511	2,438,152,337	270,005,796
Fidelity Series Global ex U.S. Index Fund	7,121,977,032	1,600,585,090	1,231,117,715	227,098,897	323,107	272,355,674	7,764,123,188	515,888,584
Fidelity Series International Developed Markets Bond Index Fund	405,502,930	177,355,195	17,439,969	17,045,461	(130,128)	(7,123,517)	558,164,511	64,827,469
Fidelity Series Long-Term Treasury Bond Index Fund	1,044,612,499	282,854,721	133,549,807	40,713,172	(26,876,424)	9,739,802	1,176,780,791	213,184,926
Fidelity Series Total Market Index Fund	10,698,418,415	1,945,596,868	1,518,774,946	147,420,971	121,910,760	496,761,192	11,743,912,289	643,149,632
	21,028,446,018	4,814,865,790	3,053,715,021	510,577,968	88,610,667	802,925,662	23,681,133,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,173,097,639	4,173,097,639	-	-

Domestic Equity Funds	11,743,912,289	11,743,912,289	-	-

International Equity Funds	7,764,123,188	7,764,123,188	-	-
Total Investments in Securities:	23,681,133,116	23,681,133,116	-	-
Fidelity Freedom® Index 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $18,872,100,994)	$23,681,133,116

Total Investment in Securities (cost $18,872,100,994)		$23,681,133,116
Cash		40
Receivable for investments sold		396,391,086
Receivable for fund shares sold		37,149,201
Other receivables		39,402
Total assets		24,114,712,845
Liabilities
Payable for investments purchased	$363,660,632
Payable for fund shares redeemed	69,909,411
Accrued management fee	1,088,211
Other payables and accrued expenses	39,406
Total liabilities		434,697,660
Net Assets		$23,680,015,185
Net Assets consist of:
Paid in capital		$19,012,082,523
Total accumulated earnings (loss)		4,667,932,662
Net Assets		$23,680,015,185

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,583,470,896 ÷ 104,813,829 shares)		$24.65
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,806,329,487 ÷ 560,558,582 shares)		$24.63
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,726,266,911 ÷ 191,977,883 shares)		$24.62
Premier II Class :
Net Asset Value, offering price and redemption price per share ($2,563,947,891 ÷ 104,117,879 shares)		$24.63
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$510,577,968
Income from Fidelity Central Funds		647
Total income		510,578,615
Expenses
Management fee	$16,584,331
Independent trustees' fees and expenses	58,363
Total expenses before reductions	16,642,694
Expense reductions	(275)
Total expenses after reductions		16,642,419
Net Investment income (loss)		493,936,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	88,610,667
Total net realized gain (loss)		88,610,667
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	802,925,662
Total change in net unrealized appreciation (depreciation)		802,925,662
Net gain (loss)		891,536,329
Net increase (decrease) in net assets resulting from operations		$1,385,472,525
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$493,936,196	$399,548,624
Net realized gain (loss)	88,610,667	46,804,461
Change in net unrealized appreciation (depreciation)	802,925,662	2,825,710,370
Net increase (decrease) in net assets resulting from operations	1,385,472,525	3,272,063,455
Distributions to shareholders	(512,085,631)	(382,552,214)

Share transactions - net increase (decrease)	1,779,212,699	2,317,810,442
Total increase (decrease) in net assets	2,652,599,593	5,207,321,683

Net Assets
Beginning of period	21,027,415,592	15,820,093,909
End of period	$23,680,015,185	$21,027,415,592

Financial Highlights
Fidelity Freedom® Index 2040 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.65	$20.28	$22.30	$21.68	$14.77
Income from Investment Operations
Net investment income (loss) A,B	.53	.47	.39	.40	.30
Net realized and unrealized gain (loss)	1.01	3.34	(2.01)	.69	7.03
Total from investment operations	1.54	3.81	(1.62)	1.09	7.33
Distributions from net investment income	(.52)	(.44)	(.37)	(.36)	(.29)
Distributions from net realized gain	(.03)	-	(.02)	(.10)	(.12)
Total distributions	(.54) C	(.44)	(.40) C	(.47) C	(.42) C
Net asset value, end of period	$24.65	$23.65	$20.28	$22.30	$21.68
Total Return D	6.53%	18.91%	(7.18)%	4.90%	49.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.15%	2.19%	1.96%	1.74%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,583,471	$2,249,083	$1,759,546	$1,823,668	$4,532,047
Portfolio turnover rate G	13%	10%	12%	13%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.63	$20.26	$22.28	$21.68	$14.77
Income from Investment Operations
Net investment income (loss) A,B	.54	.48	.39	.41	.31
Net realized and unrealized gain (loss)	1.01	3.34	(2.01)	.68	7.02
Total from investment operations	1.55	3.82	(1.62)	1.09	7.33
Distributions from net investment income	(.52)	(.45)	(.38)	(.38)	(.30)
Distributions from net realized gain	(.03)	-	(.02)	(.11)	(.12)
Total distributions	(.55)	(.45)	(.40)	(.49)	(.42)
Net asset value, end of period	$24.63	$23.63	$20.26	$22.28	$21.68
Total Return C	6.57%	18.97%	(7.15)%	4.92%	49.89%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.19%	2.23%	2.00%	1.78%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$13,806,329	$13,173,146	$10,285,592	$9,622,454	$4,910,687
Portfolio turnover rate F	13%	10%	12%	13%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.62	$20.25	$22.27	$21.67	$17.16
Income from Investment Operations
Net investment income (loss) B,C	.55	.48	.40	.41	.47
Net realized and unrealized gain (loss)	1.01	3.34	(2.01)	.69	4.40
Total from investment operations	1.56	3.82	(1.61)	1.10	4.87
Distributions from net investment income	(.53)	(.45)	(.39)	(.39)	(.30)
Distributions from net realized gain	(.03)	-	(.02)	(.11)	(.07)
Total distributions	(.56)	(.45)	(.41)	(.50)	(.36) D
Net asset value, end of period	$24.62	$23.62	$20.25	$22.27	$21.67
Total Return E,F	6.60%	19.01%	(7.13)%	4.94%	28.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.21%	2.25%	2.02%	1.80%	2.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,726,267	$5,605,187	$3,774,956	$3,048,126	$1,197,248
Portfolio turnover rate J	13%	10%	12%	13%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$24.80
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	.27
Total from investment operations	.36
Distributions from net investment income	(.51)
Distributions from net realized gain	(.02)
Total distributions	(.53)
Net asset value, end of period	$24.63
Total Return D,E	1.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.62% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,563,948
Portfolio turnover rate I	13%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	92,381,118	834,201,495
Fidelity Series International Developed Markets Bond Index Fund (a)	24,386,007	209,963,518
Fidelity Series Long-Term Treasury Bond Index Fund (a)	188,724,107	1,041,757,072
TOTAL BOND FUNDS (Cost $2,343,866,387)		2,085,922,085

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,832,296,123)	623,069,692	11,377,252,573

International Equity Funds - 35.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,584,226,290)	499,562,834	7,518,420,645

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,760,388,800)	20,981,595,303
NET OTHER ASSETS (LIABILITIES) - 0.0%	(961,875)
NET ASSETS - 100.0%	20,980,633,428

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	2,032,094	2,032,094	640	-	-	-	-	0.0%
Total	-	2,032,094	2,032,094	640	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	727,969,337	180,490,977	83,392,425	29,593,455	(4,182,178)	13,315,784	834,201,495	92,381,118
Fidelity Series Global ex U.S. Index Fund	6,586,089,498	1,749,808,615	1,072,899,487	217,577,622	(7,435,363)	262,857,382	7,518,420,645	499,562,834
Fidelity Series International Developed Markets Bond Index Fund	177,960,556	43,681,032	8,949,059	6,966,772	(66,305)	(2,662,706)	209,963,518	24,386,007
Fidelity Series Long-Term Treasury Bond Index Fund	909,893,781	279,429,686	132,985,254	35,764,252	(24,128,839)	9,547,698	1,041,757,072	188,724,107
Fidelity Series Total Market Index Fund	9,895,744,105	2,151,668,774	1,236,013,457	140,580,565	44,571,576	521,281,575	11,377,252,573	623,069,692
	18,297,657,277	4,405,079,084	2,534,239,682	430,482,666	8,758,891	804,339,733	20,981,595,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,085,922,085	2,085,922,085	-	-

Domestic Equity Funds	11,377,252,573	11,377,252,573	-	-

International Equity Funds	7,518,420,645	7,518,420,645	-	-
Total Investments in Securities:	20,981,595,303	20,981,595,303	-	-
Fidelity Freedom® Index 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $16,760,388,800)	$20,981,595,303

Total Investment in Securities (cost $16,760,388,800)		$20,981,595,303
Cash		27
Receivable for investments sold		377,194,869
Receivable for fund shares sold		34,289,983
Other receivables		5,111
Total assets		21,393,085,293
Liabilities
Payable for investments purchased	$338,764,531
Payable for fund shares redeemed	72,761,089
Accrued management fee	921,140
Other payables and accrued expenses	5,105
Total liabilities		412,451,865
Net Assets		$20,980,633,428
Net Assets consist of:
Paid in capital		$16,956,383,492
Total accumulated earnings (loss)		4,024,249,936
Net Assets		$20,980,633,428

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,101,687,508 ÷ 81,199,944 shares)		$25.88
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($12,072,718,774 ÷ 466,545,256 shares)		$25.88
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,403,386,710 ÷ 170,190,469 shares)		$25.87
Premier II Class :
Net Asset Value, offering price and redemption price per share ($2,402,840,436 ÷ 92,907,331 shares)		$25.86
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$430,482,666
Income from Fidelity Central Funds		640
Total income		430,483,306
Expenses
Management fee	$14,374,153
Independent trustees' fees and expenses	51,276
Total expenses before reductions	14,425,429
Expense reductions	(172)
Total expenses after reductions		14,425,257
Net Investment income (loss)		416,058,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	8,758,891
Total net realized gain (loss)		8,758,891
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	804,339,733
Total change in net unrealized appreciation (depreciation)		804,339,733
Net gain (loss)		813,098,624
Net increase (decrease) in net assets resulting from operations		$1,229,156,673
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$416,058,049	$335,267,691
Net realized gain (loss)	8,758,891	11,376,823
Change in net unrealized appreciation (depreciation)	804,339,733	2,586,030,221
Net increase (decrease) in net assets resulting from operations	1,229,156,673	2,932,674,735
Distributions to shareholders	(415,076,209)	(324,777,662)

Share transactions - net increase (decrease)	1,869,769,887	2,409,953,091
Total increase (decrease) in net assets	2,683,850,351	5,017,850,164

Net Assets
Beginning of period	18,296,783,077	13,278,932,913
End of period	$20,980,633,428	$18,296,783,077

Financial Highlights
Fidelity Freedom® Index 2045 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.77	$21.07	$23.14	$22.49	$15.31
Income from Investment Operations
Net investment income (loss) A,B	.53	.48	.40	.42	.31
Net realized and unrealized gain (loss)	1.10	3.67	(2.07)	.70	7.29
Total from investment operations	1.63	4.15	(1.67)	1.12	7.60
Distributions from net investment income	(.52)	(.45)	(.39)	(.37)	(.30)
Distributions from net realized gain	(.01)	-	(.01)	(.10)	(.12)
Total distributions	(.52) C	(.45)	(.40)	(.47)	(.42)
Net asset value, end of period	$25.88	$24.77	$21.07	$23.14	$22.49
Total Return D	6.58%	19.85%	(7.11)%	4.88%	49.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.05%	2.15%	1.97%	1.75%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$2,101,688	$1,773,680	$1,338,764	$1,355,157	$3,625,141
Portfolio turnover rate G	13%	8%	11%	12%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.76	$21.06	$23.14	$22.50	$15.32
Income from Investment Operations
Net investment income (loss) A,B	.54	.49	.41	.43	.31
Net realized and unrealized gain (loss)	1.11	3.67	(2.08)	.71	7.30
Total from investment operations	1.65	4.16	(1.67)	1.14	7.61
Distributions from net investment income	(.52)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	(.01)	-	(.01)	(.10)	(.12)
Total distributions	(.53)	(.46)	(.41)	(.50)	(.43)
Net asset value, end of period	$25.88	$24.76	$21.06	$23.14	$22.50
Total Return C	6.66%	19.90%	(7.10)%	4.95%	49.89%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.09%	2.19%	2.01%	1.79%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$12,072,719	$11,319,156	$8,572,583	$7,627,068	$3,397,662
Portfolio turnover rate F	13%	8%	11%	12%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$24.75	$21.06	$23.13	$22.50	$17.81
Income from Investment Operations
Net investment income (loss) B,C	.55	.49	.41	.43	.49
Net realized and unrealized gain (loss)	1.11	3.66	(2.07)	.70	4.57
Total from investment operations	1.66	4.15	(1.66)	1.13	5.06
Distributions from net investment income	(.53)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	(.01)	-	(.01)	(.10)	(.07)
Total distributions	(.54)	(.46)	(.41)	(.50)	(.37) D
Net asset value, end of period	$25.87	$24.75	$21.06	$23.13	$22.50
Total Return E,F	6.69%	19.88%	(7.05)%	4.93%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.12%	2.21%	2.03%	1.81%	2.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,403,387	$5,203,947	$3,367,586	$2,647,519	$1,128,413
Portfolio turnover rate J	13%	8%	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$26.02
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	.31
Total from investment operations	.37
Distributions from net investment income	(.53)
Distributions from net realized gain	(.01)
Total distributions	(.53) D
Net asset value, end of period	$25.86
Total Return E,F	1.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I
Expenses net of fee waivers, if any	.04 % I
Expenses net of all reductions	.04% I
Net investment income (loss)	.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,402,840
Portfolio turnover rate J	13%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	88,686,059	800,835,117
Fidelity Series International Developed Markets Bond Index Fund (a)	23,410,694	201,566,076
Fidelity Series Long-Term Treasury Bond Index Fund (a)	181,175,449	1,000,088,481
TOTAL BOND FUNDS (Cost $2,236,924,099)		2,002,489,674

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,589,803,290)	598,151,158	10,922,240,137

International Equity Funds - 35.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,321,944,153)	479,581,751	7,217,705,353

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,148,671,542)	20,142,435,164
NET OTHER ASSETS (LIABILITIES) - 0.0%	(911,656)
NET ASSETS - 100.0%	20,141,523,508

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,410,998	1,410,998	367	-	-	-	-	0.0%
Total	-	1,410,998	1,410,998	367	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	689,548,148	179,298,000	76,706,984	28,270,670	(4,200,538)	12,896,491	800,835,117	88,686,059
Fidelity Series Global ex U.S. Index Fund	6,238,497,146	1,721,883,072	986,347,152	208,290,334	(9,067,664)	252,739,951	7,217,705,353	479,581,751
Fidelity Series International Developed Markets Bond Index Fund	168,568,212	43,635,385	8,019,019	6,646,990	(77,133)	(2,541,369)	201,566,076	23,410,694
Fidelity Series Long-Term Treasury Bond Index Fund	861,870,978	275,861,939	123,658,164	34,164,650	(23,726,216)	9,739,944	1,000,088,481	181,175,449
Fidelity Series Total Market Index Fund	9,373,478,637	2,157,756,281	1,144,788,914	134,414,565	25,916,174	509,877,959	10,922,240,137	598,151,158
	17,331,963,121	4,378,434,677	2,339,520,233	411,787,209	(11,155,377)	782,712,976	20,142,435,164

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,002,489,674	2,002,489,674	-	-

Domestic Equity Funds	10,922,240,137	10,922,240,137	-	-

International Equity Funds	7,217,705,353	7,217,705,353	-	-
Total Investments in Securities:	20,142,435,164	20,142,435,164	-	-
Fidelity Freedom® Index 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $16,148,671,542)	$20,142,435,164

Total Investment in Securities (cost $16,148,671,542)		$20,142,435,164
Receivable for investments sold		366,761,428
Receivable for fund shares sold		31,545,018
Total assets		20,540,741,610
Liabilities
Payable for investments purchased	$320,753,137
Payable for fund shares redeemed	77,576,416
Accrued management fee	888,549
Total liabilities		399,218,102
Net Assets		$20,141,523,508
Net Assets consist of:
Paid in capital		$16,339,557,242
Total accumulated earnings (loss)		3,801,966,266
Net Assets		$20,141,523,508

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,949,451,470 ÷ 75,140,727 shares)		$25.94
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($11,774,928,609 ÷ 454,221,083 shares)		$25.92
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,365,434,076 ÷ 168,430,240 shares)		$25.92
Premier II Class :
Net Asset Value, offering price and redemption price per share ($2,051,709,353 ÷ 79,170,257 shares)		$25.92
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$411,787,209
Income from Fidelity Central Funds		367
Total income		411,787,576
Expenses
Management fee	$13,737,175
Independent trustees' fees and expenses	48,912
Total expenses before reductions	13,786,087
Expense reductions	(214)
Total expenses after reductions		13,785,873
Net Investment income (loss)		398,001,703
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,155,377)
Total net realized gain (loss)		(11,155,377)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	782,712,976
Total change in net unrealized appreciation (depreciation)		782,712,976
Net gain (loss)		771,557,599
Net increase (decrease) in net assets resulting from operations		$1,169,559,302
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$398,001,703	$315,350,684
Net realized gain (loss)	(11,155,377)	14,590,643
Change in net unrealized appreciation (depreciation)	782,712,976	2,432,281,805
Net increase (decrease) in net assets resulting from operations	1,169,559,302	2,762,223,132
Distributions to shareholders	(396,285,814)	(305,632,351)

Share transactions - net increase (decrease)	2,037,124,271	2,539,357,554
Total increase (decrease) in net assets	2,810,397,759	4,995,948,335

Net Assets
Beginning of period	17,331,125,749	12,335,177,414
End of period	$20,141,523,508	$17,331,125,749

Financial Highlights
Fidelity Freedom® Index 2050 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.82	$21.11	$23.19	$22.54	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.54	.48	.40	.42	.31
Net realized and unrealized gain (loss)	1.10	3.68	(2.08)	.71	7.31
Total from investment operations	1.64	4.16	(1.68)	1.13	7.62
Distributions from net investment income	(.52)	(.45)	(.39)	(.37)	(.30)
Distributions from net realized gain	(.01)	-	(.01)	(.10)	(.12)
Total distributions	(.52) C	(.45)	(.40)	(.48) C	(.42)
Net asset value, end of period	$25.94	$24.82	$21.11	$23.19	$22.54
Total Return D	6.60%	19.85%	(7.14)%	4.89%	49.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.06%	2.15%	1.97%	1.74%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,949,451	$1,638,555	$1,217,159	$1,179,926	$3,177,558
Portfolio turnover rate G	12%	7%	11%	12%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.80	$21.09	$23.17	$22.54	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.55	.49	.41	.42	.31
Net realized and unrealized gain (loss)	1.10	3.68	(2.08)	.72	7.32
Total from investment operations	1.65	4.17	(1.67)	1.14	7.63
Distributions from net investment income	(.52)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	(.01)	-	(.01)	(.11)	(.12)
Total distributions	(.53)	(.46)	(.41)	(.51)	(.43)
Net asset value, end of period	$25.92	$24.80	$21.09	$23.17	$22.54
Total Return C	6.64%	19.92%	(7.11)%	4.93%	49.96%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.10%	2.19%	2.01%	1.78%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$11,774,929	$10,849,977	$8,045,136	$6,949,488	$3,119,255
Portfolio turnover rate F	12%	7%	11%	12%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$24.80	$21.09	$23.17	$22.54	$17.84
Income from Investment Operations
Net investment income (loss) B,C	.55	.49	.42	.43	.50
Net realized and unrealized gain (loss)	1.11	3.68	(2.09)	.71	4.57
Total from investment operations	1.66	4.17	(1.67)	1.14	5.07
Distributions from net investment income	(.53)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	(.01)	-	(.01)	(.11)	(.07)
Total distributions	(.54)	(.46)	(.41)	(.51)	(.37) D
Net asset value, end of period	$25.92	$24.80	$21.09	$23.17	$22.54
Total Return E,F	6.67%	19.94%	(7.09)%	4.95%	28.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.12%	2.21%	2.03%	1.80%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,365,434	$4,842,594	$3,072,883	$2,292,324	$1,044,525
Portfolio turnover rate J	12%	7%	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$26.07
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	.32
Total from investment operations	.38
Distributions from net investment income	(.53)
Distributions from net realized gain	(.01)
Total distributions	(.53) D
Net asset value, end of period	$25.92
Total Return E,F	1.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I
Expenses net of fee waivers, if any	.04 % I
Expenses net of all reductions	.04% I
Net investment income (loss)	.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,051,709
Portfolio turnover rate J	12%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	65,946,592	595,497,726
Fidelity Series International Developed Markets Bond Index Fund (a)	17,408,268	149,885,188
Fidelity Series Long-Term Treasury Bond Index Fund (a)	134,721,275	743,661,440
TOTAL BOND FUNDS (Cost $1,635,676,623)		1,489,044,354

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,930,580,306)	444,788,158	8,121,831,771

International Equity Funds - 35.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,764,007,974)	356,617,383	5,367,091,607

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,330,264,903)	14,977,967,732
NET OTHER ASSETS (LIABILITIES) - 0.0%	(689,647)
NET ASSETS - 100.0%	14,977,278,085

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,849,724	1,849,724	777	-	-	-	-	0.0%
Total	-	1,849,724	1,849,724	777	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	493,875,827	150,828,579	55,682,801	20,701,466	(3,481,162)	9,957,283	595,497,726	65,946,592
Fidelity Series Global ex U.S. Index Fund	4,468,323,435	1,416,372,988	695,600,261	153,271,058	(5,982,989)	183,978,434	5,367,091,607	356,617,383
Fidelity Series International Developed Markets Bond Index Fund	120,729,442	36,662,426	5,609,325	4,845,738	(58,007)	(1,839,348)	149,885,188	17,408,268
Fidelity Series Long-Term Treasury Bond Index Fund	617,300,646	225,630,043	89,379,776	25,016,223	(17,197,822)	7,308,349	743,661,440	134,721,275
Fidelity Series Total Market Index Fund	6,713,722,020	1,839,609,868	815,008,586	98,518,887	12,863,244	370,645,225	8,121,831,771	444,788,158
	12,413,951,370	3,669,103,904	1,661,280,749	302,353,372	(13,856,736)	570,049,943	14,977,967,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,489,044,354	1,489,044,354	-	-

Domestic Equity Funds	8,121,831,771	8,121,831,771	-	-

International Equity Funds	5,367,091,607	5,367,091,607	-	-
Total Investments in Securities:	14,977,967,732	14,977,967,732	-	-
Fidelity Freedom® Index 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,330,264,903)	$14,977,967,732

Total Investment in Securities (cost $12,330,264,903)		$14,977,967,732
Receivable for investments sold		277,233,382
Receivable for fund shares sold		31,853,250
Total assets		15,287,054,364
Liabilities
Payable for investments purchased	$234,235,580
Payable for fund shares redeemed	74,872,319
Accrued management fee	668,380
Total liabilities		309,776,279
Net Assets		$14,977,278,085
Net Assets consist of:
Paid in capital		$12,474,342,587
Total accumulated earnings (loss)		2,502,935,498
Net Assets		$14,977,278,085

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,458,998,814 ÷ 68,413,149 shares)		$21.33
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($9,020,585,799 ÷ 422,781,909 shares)		$21.34
Premier Class :
Net Asset Value, offering price and redemption price per share ($2,957,231,368 ÷ 138,645,632 shares)		$21.33
Premier II Class :
Net Asset Value, offering price and redemption price per share ($1,540,462,104 ÷ 72,225,831 shares)		$21.33
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$302,353,372
Income from Fidelity Central Funds		777
Total income		302,354,149
Expenses
Management fee	$10,137,869
Independent trustees' fees and expenses	35,674
Total expenses before reductions	10,173,543
Expense reductions	(89)
Total expenses after reductions		10,173,454
Net Investment income (loss)		292,180,695
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(13,856,736)
Total net realized gain (loss)		(13,856,736)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	570,049,943
Total change in net unrealized appreciation (depreciation)		570,049,943
Net gain (loss)		556,193,207
Net increase (decrease) in net assets resulting from operations		$848,373,902
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$292,180,695	$220,511,301
Net realized gain (loss)	(13,856,736)	(5,674,331)
Change in net unrealized appreciation (depreciation)	570,049,943	1,725,422,409
Net increase (decrease) in net assets resulting from operations	848,373,902	1,940,259,379
Distributions to shareholders	(289,113,598)	(213,250,543)

Share transactions - net increase (decrease)	2,004,668,343	2,376,571,756
Total increase (decrease) in net assets	2,563,928,647	4,103,580,592

Net Assets
Beginning of period	12,413,349,438	8,309,768,846
End of period	$14,977,278,085	$12,413,349,438

Financial Highlights
Fidelity Freedom® Index 2055 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.40	$17.35	$19.05	$18.51	$12.59
Income from Investment Operations
Net investment income (loss) A,B	.44	.40	.33	.34	.26
Net realized and unrealized gain (loss)	.91	3.02	(1.70)	.58	5.99
Total from investment operations	1.35	3.42	(1.37)	.92	6.25
Distributions from net investment income	(.42)	(.37)	(.31)	(.31)	(.24)
Distributions from net realized gain	- C	-	(.01)	(.08)	(.09)
Total distributions	(.42)	(.37)	(.33) D	(.38) D	(.33)
Net asset value, end of period	$21.33	$20.40	$17.35	$19.05	$18.51
Total Return E	6.63%	19.83%	(7.11)%	4.88%	49.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.06%	2.16%	1.99%	1.75%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,458,999	$1,192,139	$851,207	$781,317	$1,962,061
Portfolio turnover rate H	12%	8%	11%	12%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.41	$17.36	$19.06	$18.53	$12.61
Income from Investment Operations
Net investment income (loss) A,B	.45	.40	.34	.35	.27
Net realized and unrealized gain (loss)	.91	3.03	(1.71)	.58	5.99
Total from investment operations	1.36	3.43	(1.37)	.93	6.26
Distributions from net investment income	(.43)	(.38)	(.32)	(.33)	(.25)
Distributions from net realized gain	- C	-	(.01)	(.08)	(.09)
Total distributions	(.43)	(.38)	(.33)	(.40) D	(.34)
Net asset value, end of period	$21.34	$20.41	$17.36	$19.06	$18.53
Total Return E	6.66%	19.88%	(7.07)%	4.92%	49.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.10%	2.20%	2.03%	1.79%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$9,020,586	$8,010,495	$5,604,999	$4,444,575	$1,659,777
Portfolio turnover rate H	12%	8%	11%	12%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.40	$17.35	$19.06	$18.52	$14.66
Income from Investment Operations
Net investment income (loss) B,C	.46	.41	.34	.35	.39
Net realized and unrealized gain (loss)	.91	3.02	(1.71)	.60	3.77
Total from investment operations	1.37	3.43	(1.37)	.95	4.16
Distributions from net investment income	(.44)	(.38)	(.32)	(.33)	(.25)
Distributions from net realized gain	- D	-	(.01)	(.08)	(.05)
Total distributions	(.44)	(.38)	(.34) E	(.41)	(.30)
Net asset value, end of period	$21.33	$20.40	$17.35	$19.06	$18.52
Total Return F,G	6.70%	19.91%	(7.10)%	4.99%	28.47%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05%	.06%	.06%	.06%	.06% J
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% J
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% J
Net investment income (loss)	2.13%	2.22%	2.05%	1.81%	2.84% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,957,231	$3,210,715	$1,853,562	$1,183,840	$463,953
Portfolio turnover rate K	12%	8%	11%	12%	21%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$21.45
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	.26
Total from investment operations	.31
Distributions from net investment income	(.43)
Distributions from net realized gain	- D
Total distributions	(.43)
Net asset value, end of period	$21.33
Total Return E,F	1.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I
Expenses net of fee waivers, if any	.04 % I
Expenses net of all reductions	.04% I
Net investment income (loss)	.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,540,462
Portfolio turnover rate J	12%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	37,971,458	342,882,269
Fidelity Series International Developed Markets Bond Index Fund (a)	10,023,620	86,303,368
Fidelity Series Long-Term Treasury Bond Index Fund (a)	77,571,327	428,193,726
TOTAL BOND FUNDS (Cost $922,574,547)		857,379,363

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $3,591,066,751)	256,107,459	4,676,522,208

International Equity Funds - 35.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,772,430,467)	205,339,053	3,090,352,751

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,286,071,765)	8,624,254,322
NET OTHER ASSETS (LIABILITIES) - 0.0%	(405,742)
NET ASSETS - 100.0%	8,623,848,580

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	292,450	292,450	88	-	-	-	-	0.0%
Total	-	292,450	292,450	88	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	265,106,657	102,988,833	28,895,044	11,541,719	(2,123,396)	5,805,219	342,882,269	37,971,458
Fidelity Series Global ex U.S. Index Fund	2,398,563,855	947,416,743	354,346,350	86,198,568	(5,077,628)	103,796,131	3,090,352,751	205,339,053
Fidelity Series International Developed Markets Bond Index Fund	64,806,910	25,041,278	2,484,323	2,680,586	(67,233)	(993,264)	86,303,368	10,023,620
Fidelity Series Long-Term Treasury Bond Index Fund	331,359,886	148,763,392	46,678,348	13,946,135	(8,932,744)	3,681,540	428,193,726	77,571,327
Fidelity Series Total Market Index Fund	3,603,870,830	1,280,479,383	410,050,057	55,053,545	4,487,099	197,734,953	4,676,522,208	256,107,459
	6,663,708,138	2,504,689,629	842,454,122	169,420,553	(11,713,902)	310,024,579	8,624,254,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	857,379,363	857,379,363	-	-

Domestic Equity Funds	4,676,522,208	4,676,522,208	-	-

International Equity Funds	3,090,352,751	3,090,352,751	-	-
Total Investments in Securities:	8,624,254,322	8,624,254,322	-	-
Fidelity Freedom® Index 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,286,071,765)	$8,624,254,322

Total Investment in Securities (cost $7,286,071,765)		$8,624,254,322
Receivable for investments sold		159,731,802
Receivable for fund shares sold		20,365,271
Total assets		8,804,351,395
Liabilities
Payable for investments purchased	$135,005,484
Payable for fund shares redeemed	45,107,484
Accrued management fee	389,847
Total liabilities		180,502,815
Net Assets		$8,623,848,580
Net Assets consist of:
Paid in capital		$7,363,236,306
Total accumulated earnings (loss)		1,260,612,274
Net Assets		$8,623,848,580

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($906,771,526 ÷ 50,169,721 shares)		$18.07
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($5,205,038,974 ÷ 287,940,184 shares)		$18.08
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,550,928,446 ÷ 85,769,694 shares)		$18.08
Premier II Class :
Net Asset Value, offering price and redemption price per share ($961,109,634 ÷ 53,183,837 shares)		$18.07
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$169,420,553
Income from Fidelity Central Funds		88
Total income		169,420,641
Expenses
Management fee	$5,700,606
Independent trustees' fees and expenses	19,748
Total expenses before reductions	5,720,354
Expense reductions	(58)
Total expenses after reductions		5,720,296
Net Investment income (loss)		163,700,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,713,902)
Total net realized gain (loss)		(11,713,902)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	310,024,579
Total change in net unrealized appreciation (depreciation)		310,024,579
Net gain (loss)		298,310,677
Net increase (decrease) in net assets resulting from operations		$462,011,022
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$163,700,345	$114,571,017
Net realized gain (loss)	(11,713,902)	(6,138,472)
Change in net unrealized appreciation (depreciation)	310,024,579	908,827,861
Net increase (decrease) in net assets resulting from operations	462,011,022	1,017,260,406
Distributions to shareholders	(160,627,955)	(110,308,157)

Share transactions - net increase (decrease)	1,659,085,104	1,653,051,416
Total increase (decrease) in net assets	1,960,468,171	2,560,003,665

Net Assets
Beginning of period	6,663,380,409	4,103,376,744
End of period	$8,623,848,580	$6,663,380,409

Financial Highlights
Fidelity Freedom® Index 2060 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.28	$14.69	$16.13	$15.67	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.38	.34	.28	.29	.23
Net realized and unrealized gain (loss)	.76	2.56	(1.45)	.49	5.06
Total from investment operations	1.14	2.90	(1.17)	.78	5.29
Distributions from net investment income	(.35)	(.31)	(.26)	(.26)	(.20)
Distributions from net realized gain	-	-	(.01)	(.06)	(.07)
Total distributions	(.35)	(.31)	(.27)	(.32)	(.27)
Net asset value, end of period	$18.07	$17.28	$14.69	$16.13	$15.67
Total Return C	6.60%	19.85%	(7.13)%	4.87%	49.89%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.08%	2.17%	2.00%	1.76%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$906,772	$720,817	$490,978	$402,772	$813,216
Portfolio turnover rate F	11%	7%	12%	12%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.28	$14.70	$16.14	$15.68	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.38	.34	.29	.30	.23
Net realized and unrealized gain (loss)	.78	2.55	(1.45)	.50	5.07
Total from investment operations	1.16	2.89	(1.16)	.80	5.30
Distributions from net investment income	(.36)	(.31)	(.27)	(.27)	(.21)
Distributions from net realized gain	-	-	(.01)	(.06)	(.07)
Total distributions	(.36)	(.31)	(.28)	(.34) C	(.28)
Net asset value, end of period	$18.08	$17.28	$14.70	$16.14	$15.68
Total Return D	6.70%	19.83%	(7.08)%	4.96%	49.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.12%	2.21%	2.04%	1.80%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$5,205,039	$4,286,335	$2,743,603	$1,938,419	$633,265
Portfolio turnover rate G	11%	7%	12%	12%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$17.29	$14.70	$16.14	$15.69	$12.41
Income from Investment Operations
Net investment income (loss) B,C	.39	.35	.29	.30	.32
Net realized and unrealized gain (loss)	.76	2.56	(1.45)	.49	3.21
Total from investment operations	1.15	2.91	(1.16)	.79	3.53
Distributions from net investment income	(.36)	(.32)	(.27)	(.27)	(.21)
Distributions from net realized gain	-	-	(.01)	(.06)	(.04)
Total distributions	(.36)	(.32)	(.28)	(.34) D	(.25)
Net asset value, end of period	$18.08	$17.29	$14.70	$16.14	$15.69
Total Return E,F	6.67%	19.92%	(7.06)%	4.91%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.15%	2.23%	2.06%	1.82%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,550,928	$1,656,229	$868,796	$506,652	$183,530
Portfolio turnover rate J	11%	7%	12%	12%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$18.17
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	.22
Total from investment operations	.26
Distributions from net investment income	(.36)
Total distributions	(.36)
Net asset value, end of period	$18.07
Total Return D,E	1.43%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$961,110
Portfolio turnover rate I	11%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	12,435,212	112,289,961
Fidelity Series International Developed Markets Bond Index Fund (a)	3,282,707	28,264,109
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,403,714	140,228,500
TOTAL BOND FUNDS (Cost $290,738,983)		280,782,570

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $1,283,493,057)	83,874,505	1,531,548,457

International Equity Funds - 35.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $929,630,101)	67,247,859	1,012,080,285

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,503,862,141)	2,824,411,312
NET OTHER ASSETS (LIABILITIES) - 0.0%	(127,586)
NET ASSETS - 100.0%	2,824,283,726

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	563,609	563,609	112	-	-	-	-	0.0%
Total	-	563,609	563,609	112	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	72,524,487	46,733,613	8,109,177	3,483,895	(703,755)	1,844,793	112,289,961	12,435,212
Fidelity Series Global ex U.S. Index Fund	656,427,920	423,826,712	97,018,153	26,688,458	(1,342,848)	30,186,654	1,012,080,285	67,247,859
Fidelity Series International Developed Markets Bond Index Fund	17,717,491	11,446,705	573,196	795,466	(21,779)	(305,112)	28,264,109	3,282,707
Fidelity Series Long-Term Treasury Bond Index Fund	90,658,489	64,267,993	13,250,893	4,208,848	(2,864,051)	1,416,962	140,228,500	25,403,714
Fidelity Series Total Market Index Fund	986,206,266	598,474,847	104,496,070	16,784,253	376,401	50,987,013	1,531,548,457	83,874,505
	1,823,534,653	1,144,749,870	223,447,489	51,960,920	(4,556,032)	84,130,310	2,824,411,312

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	280,782,570	280,782,570	-	-

Domestic Equity Funds	1,531,548,457	1,531,548,457	-	-

International Equity Funds	1,012,080,285	1,012,080,285	-	-
Total Investments in Securities:	2,824,411,312	2,824,411,312	-	-
Fidelity Freedom® Index 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,503,862,141)	$2,824,411,312

Total Investment in Securities (cost $2,503,862,141)		$2,824,411,312
Receivable for investments sold		53,286,106
Receivable for fund shares sold		9,439,281
Total assets		2,887,136,699
Liabilities
Payable for investments purchased	$44,165,976
Payable for fund shares redeemed	18,563,115
Accrued management fee	123,882
Total liabilities		62,852,973
Net Assets		$2,824,283,726
Net Assets consist of:
Paid in capital		$2,522,310,427
Total accumulated earnings (loss)		301,973,299
Net Assets		$2,824,283,726

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($284,030,315 ÷ 19,421,962 shares)		$14.62
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($1,593,294,905 ÷ 108,951,522 shares)		$14.62
Premier Class :
Net Asset Value, offering price and redemption price per share ($488,165,935 ÷ 33,379,077 shares)		$14.62
Premier II Class :
Net Asset Value, offering price and redemption price per share ($458,792,571 ÷ 31,388,667 shares)		$14.62
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$51,960,920
Income from Fidelity Central Funds		112
Total income		51,961,032
Expenses
Management fee	$1,688,737
Independent trustees' fees and expenses	5,854
Miscellaneous	13
Total expenses before reductions	1,694,604
Expense reductions	(19)
Total expenses after reductions		1,694,585
Net Investment income (loss)		50,266,447
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,556,032)
Total net realized gain (loss)		(4,556,032)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	84,130,310
Total change in net unrealized appreciation (depreciation)		84,130,310
Net gain (loss)		79,574,278
Net increase (decrease) in net assets resulting from operations		$129,840,725
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,266,447	$29,175,727
Net realized gain (loss)	(4,556,032)	(2,244,343)
Change in net unrealized appreciation (depreciation)	84,130,310	235,683,520
Net increase (decrease) in net assets resulting from operations	129,840,725	262,614,904
Distributions to shareholders	(48,608,129)	(28,087,856)

Share transactions - net increase (decrease)	919,609,833	667,708,998
Total increase (decrease) in net assets	1,000,842,429	902,236,046

Net Assets
Beginning of period	1,823,441,297	921,205,251
End of period	$2,824,283,726	$1,823,441,297

Financial Highlights
Fidelity Freedom® Index 2065 Fund Investor Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.98	$11.88	$13.04	$12.65	$8.60
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.23	.25	.12
Net realized and unrealized gain (loss)	.61	2.06	(1.17)	.38	4.15
Total from investment operations	.92	2.34	(.94)	.63	4.27
Distributions from net investment income	(.28)	(.24)	(.21)	(.20)	(.15)
Distributions from net realized gain	-	-	(.01)	(.04)	(.07)
Total distributions	(.28)	(.24)	(.22)	(.24)	(.22)
Net asset value, end of period	$14.62	$13.98	$11.88	$13.04	$12.65
Total Return C	6.54%	19.87%	(7.12)%	4.87%	49.88%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.13%	2.21%	2.04%	1.88%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$284,030	$198,041	$117,042	$74,401	$86,437
Portfolio turnover rate F	9%	7%	12%	11%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund Institutional Premium Class

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.98	$11.88	$13.04	$12.65	$8.60
Income from Investment Operations
Net investment income (loss) A,B	.32	.28	.24	.26	.12
Net realized and unrealized gain (loss)	.60	2.07	(1.18)	.38	4.15
Total from investment operations	.92	2.35	(.94)	.64	4.27
Distributions from net investment income	(.28)	(.25)	(.22)	(.21)	(.15)
Distributions from net realized gain	-	-	(.01)	(.04)	(.07)
Total distributions	(.28)	(.25)	(.22) C	(.25)	(.22)
Net asset value, end of period	$14.62	$13.98	$11.88	$13.04	$12.65
Total Return D	6.59%	19.92%	(7.08)%	4.95%	49.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.17%	2.25%	2.08%	1.92%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,593,295	$1,107,946	$581,491	$298,536	$66,985
Portfolio turnover rate G	9%	7%	12%	11%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.97	$11.88	$13.04	$12.65	$9.99
Income from Investment Operations
Net investment income (loss) B,C	.32	.29	.24	.26	.59
Net realized and unrealized gain (loss)	.62	2.05	(1.17)	.38	2.25
Total from investment operations	.94	2.34	(.93)	.64	2.84
Distributions from net investment income	(.29)	(.25)	(.22)	(.21)	(.15)
Distributions from net realized gain	-	-	(.01)	(.04)	(.03)
Total distributions	(.29)	(.25)	(.23)	(.25)	(.18)
Net asset value, end of period	$14.62	$13.97	$11.88	$13.04	$12.65
Total Return D,E	6.69%	19.85%	(7.06)%	4.96%	28.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05%	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06% H
Net investment income (loss)	2.20%	2.27%	2.10%	1.94%	6.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$488,166	$517,455	$222,672	$105,651	$29,849
Portfolio turnover rate I	9%	7%	12%	11%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.19
Total from investment operations	.22
Distributions from net investment income	(.29)
Total distributions	(.29)
Net asset value, end of period	$14.62
Total Return D,E	1.46%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$458,793
Portfolio turnover rate I	9%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	219,546	1,982,505
Fidelity Series International Developed Markets Bond Index Fund (a)	57,971	499,128
Fidelity Series Long-Term Treasury Bond Index Fund (a)	448,518	2,475,822
TOTAL BOND FUNDS (Cost $4,904,832)		4,957,455

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $28,515,796)	1,481,100	27,044,889

International Equity Funds - 35.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $17,685,674)	1,187,650	17,874,128

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $51,106,302)	49,876,472
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,584)
NET ASSETS - 100.0%	49,873,888

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	-	2,041,573	75,660	16,438	(1,425)	18,017	1,982,505	219,546
Fidelity Series Global ex U.S. Index Fund	-	18,410,414	698,539	150,214	(26,200)	188,453	17,874,128	1,187,650
Fidelity Series International Developed Markets Bond Index Fund	-	506,016	2,511	2,383	(86)	(4,291)	499,128	57,971
Fidelity Series Long-Term Treasury Bond Index Fund	-	2,573,824	130,464	19,864	(6,436)	38,898	2,475,822	448,518
Fidelity Series Total Market Index Fund	-	28,639,661	120,858	77,179	(3,007)	(1,470,907)	27,044,889	1,481,100
	-	52,171,488	1,028,032	266,078	(37,154)	(1,229,830)	49,876,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,957,455	4,957,455	-	-

Domestic Equity Funds	27,044,889	27,044,889	-	-

International Equity Funds	17,874,128	17,874,128	-	-
Total Investments in Securities:	49,876,472	49,876,472	-	-
Fidelity Freedom® Index 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $51,106,302)	$49,876,472

Total Investment in Securities (cost $51,106,302)		$49,876,472
Receivable for investments sold		603,003
Receivable for fund shares sold		564,526
Total assets		51,044,001
Liabilities
Payable for investments purchased	$1,142,812
Payable for fund shares redeemed	24,706
Accrued management fee	2,595
Total liabilities		1,170,113
Net Assets		$49,873,888
Net Assets consist of:
Paid in capital		$51,121,488
Total accumulated earnings (loss)		(1,247,600)
Net Assets		$49,873,888

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($7,389,903 ÷ 716,394 shares)		$10.32
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($30,185,056 ÷ 2,926,696 shares)		$10.31
Premier Class :
Net Asset Value, offering price and redemption price per share ($8,612,442 ÷ 834,831 shares)		$10.32
Premier II Class :
Net Asset Value, offering price and redemption price per share ($3,686,487 ÷ 357,393 shares)		$10.31
Statement of Operations
For the period June 28, 2024 (commencement of operations) through March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$266,078
Income from Fidelity Central Funds		221
Total income		266,299
Expenses
Management fee	$8,824
Independent trustees' fees and expenses	17
Total expenses		8,841
Net Investment income (loss)		257,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(37,154)
Total net realized gain (loss)		(37,154)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,229,830)
Total change in net unrealized appreciation (depreciation)		(1,229,830)
Net gain (loss)		(1,266,984)
Net increase (decrease) in net assets resulting from operations		$(1,009,526)
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$257,458
Net realized gain (loss)	(37,154)
Change in net unrealized appreciation (depreciation)	(1,229,830)
Net increase (decrease) in net assets resulting from operations	(1,009,526)
Distributions to shareholders	(238,074)

Share transactions - net increase (decrease)	51,121,488
Total increase (decrease) in net assets	49,873,888

Net Assets
Beginning of period	-
End of period	$49,873,888

Financial Highlights
Fidelity Freedom® Index 2070 Fund Investor Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19
Net realized and unrealized gain (loss)	.27 D
Total from investment operations	.46
Distributions from net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$10.32
Total Return E	4.61%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12% H
Expenses net of fee waivers, if any	.12 % H
Expenses net of all reductions	.12% H
Net investment income (loss)	2.44% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,390
Portfolio turnover rate I	9 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund Institutional Premium Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19
Net realized and unrealized gain (loss)	.26 D
Total from investment operations	.45
Distributions from net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$10.31
Total Return E	4.53%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.08% H
Expenses net of fee waivers, if any	.08 % H
Expenses net of all reductions	.08% H
Net investment income (loss)	2.48% H
Supplemental Data
Net assets, end of period (000 omitted)	$30,185
Portfolio turnover rate I	9 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund Premier Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20
Net realized and unrealized gain (loss)	.26 D
Total from investment operations	.46
Distributions from net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$10.32
Total Return E	4.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H
Expenses net of fee waivers, if any	.05 % H
Expenses net of all reductions	.05% H
Net investment income (loss)	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,612
Portfolio turnover rate I	9 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund Premier II Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.12 D
Total from investment operations	.14
Distributions from net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$10.31
Total Return E	1.38%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,686
Portfolio turnover rate I	9 % H

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2025

1. Organization.
Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Index 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class, Premier Class and Premier Class II shares, each of which has equal rights as to assets and voting privileges. Premier Class II shares commenced sale of shares on August 22, 2024. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	96,393
Fidelity Freedom Index 2035 Fund	38,212
Fidelity Freedom Index 2040 Fund	39,402
Fidelity Freedom Index 2045 Fund	5,105

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Index Income Fund	1,711,319,711	108,036,669	(125,087,850)	(17,051,181)
Fidelity Freedom Index 2010 Fund	696,761,433	70,766,043	(51,729,540)	19,036,503
Fidelity Freedom Index 2015 Fund	1,826,718,728	250,532,450	(150,170,475)	100,361,975
Fidelity Freedom Index 2020 Fund	6,140,033,903	1,074,310,801	(510,974,260)	563,336,541
Fidelity Freedom Index 2025 Fund	12,524,747,795	2,425,647,361	(954,684,409)	1,470,962,952
Fidelity Freedom Index 2030 Fund	19,405,416,385	3,973,440,952	(1,101,300,891)	2,872,140,061
Fidelity Freedom Index 2035 Fund	19,654,411,512	4,264,916,483	(699,915,596)	3,565,000,887
Fidelity Freedom Index 2040 Fund	19,092,531,308	5,030,155,208	(441,553,400)	4,588,601,808
Fidelity Freedom Index 2045 Fund	16,983,554,899	4,347,309,089	(349,268,685)	3,998,040,404
Fidelity Freedom Index 2050 Fund	16,359,069,872	4,105,120,198	(321,754,906)	3,783,365,292
Fidelity Freedom Index 2055 Fund	12,489,417,223	2,706,001,479	(217,450,970)	2,488,550,509
Fidelity Freedom Index 2060 Fund	7,370,957,658	1,366,493,428	(113,196,764)	1,253,296,664
Fidelity Freedom Index 2065 Fund	2,524,043,713	332,505,166	(32,137,567)	300,367,599
Fidelity Freedom Index 2070 Fund	51,143,503	386,699	(1,653,730)	(1,267,031)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Freedom Index Income Fund	3,755,518	-	(80,763)	(17,051,181)
Fidelity Freedom Index 2010 Fund	3,347,443	3,112,750	-	19,036,503
Fidelity Freedom Index 2015 Fund	8,186,822	7,047,257	-	100,361,975
Fidelity Freedom Index 2020 Fund	24,212,830	31,844,764	-	563,336,541
Fidelity Freedom Index 2025 Fund	42,058,942	86,755,206	-	1,470,962,952
Fidelity Freedom Index 2030 Fund	61,719,293	51,841,004	-	2,872,140,061
Fidelity Freedom Index 2035 Fund	53,440,537	56,289,555	-	3,565,000,887
Fidelity Freedom Index 2040 Fund	29,587,401	49,743,453	-	4,588,601,808
Fidelity Freedom Index 2045 Fund	24,347,974	1,861,559	-	3,998,040,404
Fidelity Freedom Index 2050 Fund	18,600,973	-	-	3,783,365,292
Fidelity Freedom Index 2055 Fund	14,384,990	-	-	2,488,550,509
Fidelity Freedom Index 2060 Fund	7,315,609	-	-	1,253,296,664
Fidelity Freedom Index 2065 Fund	1,605,700	-	-	300,367,599
Fidelity Freedom Index 2070 Fund	19,431	-	-	$(1,267,031)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Index Income Fund	(80,763)	-	(80,763)

The tax character of distributions paid was as follows:

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Index Income Fund	51,215,084	-	51,215,084
Fidelity Freedom Index 2010 Fund	22,128,712	12,491,487	34,620,199
Fidelity Freedom Index 2015 Fund	59,071,110	41,361,185	100,432,295
Fidelity Freedom Index 2020 Fund	195,611,163	199,997,069	395,608,232
Fidelity Freedom Index 2025 Fund	360,926,957	110,872,892	471,799,849
Fidelity Freedom Index 2030 Fund	531,921,323	52,418,339	584,339,662
Fidelity Freedom Index 2035 Fund	524,684,915	42,805,676	567,490,591
Fidelity Freedom Index 2040 Fund	492,842,856	19,242,775	512,085,631
Fidelity Freedom Index 2045 Fund	415,076,209	-	415,076,209
Fidelity Freedom Index 2050 Fund	396,285,814	-	396,285,814
Fidelity Freedom Index 2055 Fund	289,113,598	-	289,113,598
Fidelity Freedom Index 2060 Fund	160,627,955	-	160,627,955
Fidelity Freedom Index 2065 Fund	48,608,129	-	48,608,129
Fidelity Freedom Index 2070 Fund	238,074	-	238,074

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Index Income Fund	40,009,145	-	40,009,145
Fidelity Freedom Index 2005 Fund	7,189,527	366,289	7,555,816
Fidelity Freedom Index 2010 Fund	20,148,672	4,266,000	24,414,672
Fidelity Freedom Index 2015 Fund	54,035,267	-	54,035,267
Fidelity Freedom Index 2020 Fund	178,382,852	-	178,382,852
Fidelity Freedom Index 2025 Fund	336,648,722	-	336,648,722
Fidelity Freedom Index 2030 Fund	450,488,980	-	450,488,980
Fidelity Freedom Index 2035 Fund	404,344,248	-	404,344,248
Fidelity Freedom Index 2040 Fund	382,552,214	-	382,552,214
Fidelity Freedom Index 2045 Fund	324,777,662	-	324,777,662
Fidelity Freedom Index 2050 Fund	305,632,351	-	305,632,351
Fidelity Freedom Index 2055 Fund	213,250,543	-	213,250,543
Fidelity Freedom Index 2060 Fund	110,308,157	-	110,308,157
Fidelity Freedom Index 2065 Fund	28,087,856	-	28,087,856

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	313,086,030	291,727,295
Fidelity Freedom Index 2010 Fund	123,911,185	172,137,893
Fidelity Freedom Index 2015 Fund	293,605,707	501,114,526
Fidelity Freedom Index 2020 Fund	911,545,580	1,711,301,742
Fidelity Freedom Index 2025 Fund	2,085,914,024	2,974,410,091
Fidelity Freedom Index 2030 Fund	3,847,569,464	3,102,524,240
Fidelity Freedom Index 2035 Fund	4,927,536,207	3,229,038,638
Fidelity Freedom Index 2040 Fund	4,814,865,790	3,053,715,021
Fidelity Freedom Index 2045 Fund	4,405,079,084	2,534,239,682
Fidelity Freedom Index 2050 Fund	4,378,434,677	2,339,520,233
Fidelity Freedom Index 2055 Fund	3,669,103,904	1,661,280,749
Fidelity Freedom Index 2060 Fund	2,504,689,629	842,454,122
Fidelity Freedom Index 2065 Fund	1,144,749,870	223,447,489
Fidelity Freedom Index 2070 Fund	52,171,488	1,028,032
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class, Premier Class and Premier II Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08%, .05% and .04% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08%, .05% and .04% of class-level average net assets for Investor Class, Institutional Premium Class, Premier Class and Premier Class II, respectively, with certain exceptions.

Prior to June 1, 2024, each Fund's Premier Class paid a monthly management fee that was based on an annual rate of .06% of class-level average net assets. In addition, each Fund's Premier Class total expenses, including acquired fund fees and expenses, were limited to an annual rate of .06% of class-level average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Freedom Index Income Fund	2,975,155	34,422,545
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Index Income Fund	523
Fidelity Freedom Index 2010 Fund	31
Fidelity Freedom Index 2015 Fund	97
Fidelity Freedom Index 2020 Fund	201
Fidelity Freedom Index 2025 Fund	173
Fidelity Freedom Index 2030 Fund	335
Fidelity Freedom Index 2035 Fund	126
Fidelity Freedom Index 2040 Fund	275
Fidelity Freedom Index 2045 Fund	172
Fidelity Freedom Index 2050 Fund	214
Fidelity Freedom Index 2055 Fund	89
Fidelity Freedom Index 2060 Fund	58
Fidelity Freedom Index 2065 Fund	19
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2025A	Year ended March 31, 2024
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$6,219,411	$5,080,609
Institutional Premium Class	27,835,629	22,994,914
Premier Class	16,520,487	11,933,622
Premier II Class	639,557	-
Total	$51,215,084	$40,009,145
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$7,240,763	$5,238,982
Institutional Premium Class	22,427,818	16,545,557
Premier Class	4,951,340	2,630,133
Premier II Class	278	-
Total	$34,620,199	$24,414,672
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$21,357,786	$ 11,487,593
Institutional Premium Class	50,238,937	28,825,397
Premier Class	28,834,976	13,722,277
Premier II Class	596	-
Total	$100,432,295	$54,035,267
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$72,303,093	$32,865,075
Institutional Premium Class	219,370,145	104,180,058
Premier Class	103,645,275	41,337,719
Premier II Class	289,719	-
Total	$395,608,232	$178,382,852
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$66,378,862	$49,961,338
Institutional Premium Class	270,234,576	205,356,816
Premier Class	134,782,192	81,330,568
Premier II Class	404,219	-
Total	$471,799,849	$336,648,722
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$72,563,573	$58,497,902
Institutional Premium Class	349,815,758	286,637,233
Premier Class	161,463,273	105,353,845
Premier II Class	497,058	-
Total	$584,339,662	$450,488,980
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$68,961,938	$48,683,638
Institutional Premium Class	332,427,339	251,394,116
Premier Class	165,482,085	104,266,494
Premier II Class	619,229	-
Total	$567,490,591	$404,344,248
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$54,504,149	$39,781,756
Institutional Premium Class	306,548,118	242,914,725
Premier Class	150,464,726	99,855,733
Premier II Class	568,638	-
Total	$512,085,631	$382,552,214
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$40,617,675	$30,354,660
Institutional Premium Class	244,370,713	203,994,320
Premier Class	129,527,692	90,428,682
Premier II Class	560,129	-
Total	$415,076,209	$324,777,662
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$37,058,774	$27,987,484
Institutional Premium Class	237,606,439	193,697,735
Premier Class	120,857,719	83,947,132
Premier II Class	762,882	-
Total	$396,285,814	$305,632,351
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$27,198,281	$19,825,810
Institutional Premium Class	178,472,806	139,282,979
Premier Class	82,647,832	54,141,754
Premier II Class	794,679	-
Total	$289,113,598	$213,250,543
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$16,505,660	$11,679,759
Institutional Premium Class	99,137,314	71,580,626
Premier Class	44,602,307	27,047,772
Premier II Class	382,674	-
Total	$160,627,955	$110,308,157
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$4,868,993	$3,057,730
Institutional Premium Class	28,064,750	17,150,501
Premier Class	15,600,677	7,879,625
Premier II Class	73,709	-
Total	$48,608,129	$28,087,856
Fidelity Freedom Index 2070 FundB
Distributions to shareholders
Investor Class	$68,985	$-
Institutional Premium Class	131,371	-
Premier Class	37,606	-
Premier II Class	112	-
Total	$238,074	$-

A Distributions for Premier II Class are for the period August 22, 2024 (commencement of sale of shares) through March, 31, 2025.
B For the period June 28, 2024 (commencement of operations) through March, 31, 2025.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2025A	Year ended March 31, 2024	Year ended March 31, 2025A	Year ended March 31, 2024
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	3,060,104	2,423,212	$36,190,843	$27,478,003
Issued in exchange for the shares of the Acquired Fund(s)	3,242,029	-	37,931,674	-
Reinvestment of distributions	479,115	401,819	5,637,135	4,572,486
Shares redeemed	(4,294,888)	(4,492,033)	(50,770,144)	(50,595,785)
Net increase (decrease)	2,486,360	(1,667,002)	$28,989,508	$(18,545,296)
Institutional Premium Class
Shares sold	21,256,100	22,608,551	$251,238,403	$255,725,418
Issued in exchange for the shares of the Acquired Fund(s)	12,160,763	-	142,037,855	-
Reinvestment of distributions	2,353,551	2,010,553	27,638,784	22,850,837
Shares redeemed	(29,590,563)	(21,288,945)	(349,386,112)	(240,750,089)
Net increase (decrease)	6,179,851	3,330,159	$71,528,930	$37,826,166
Premier Class
Shares sold	24,035,795	10,282,109	$283,876,264	$116,410,962
Issued in exchange for the shares of the Acquired Fund(s)	1,971,359	-	23,005,757	-
Reinvestment of distributions	1,408,263	1,049,955	16,518,475	11,932,113
Shares redeemed	(44,254,027)	(7,123,924)	(525,394,029)	(80,692,134)
Net increase (decrease)	(16,838,610)	4,208,140	$(201,993,533)	$47,650,941
Premier II Class
Shares sold	31,010,834	-	$369,270,265	$ -
Reinvestment of distributions	53,877	-	639,557	-
Shares redeemed	(811,484)	-	(9,652,008)	-
Net increase (decrease)	30,253,227	-	$360,257,814	$ -
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	901,684	872,059	$11,812,972	$11,076,114
Reinvestment of distributions	520,802	379,614	6,674,577	4,839,703
Shares redeemed	(2,878,818)	(2,801,027)	(37,808,282)	(35,265,909)
Net increase (decrease)	(1,456,332)	(1,549,354)	$(19,320,733)	$(19,350,092)
Institutional Premium Class
Shares sold	7,770,500	8,418,535	$101,871,265	$105,703,372
Reinvestment of distributions	1,749,703	1,295,323	22,407,934	16,514,116
Shares redeemed	(13,142,076)	(11,808,409)	(172,357,687)	(148,834,742)
Net increase (decrease)	(3,621,873)	(2,094,551)	$(48,078,488)	$(26,617,254)
Premier Class
Shares sold	4,624,445	2,110,508	$60,772,297	$26,564,620
Reinvestment of distributions	386,452	206,423	4,951,284	2,630,103
Shares redeemed	(5,668,205)	(1,374,951)	(74,271,596)	(17,370,948)
Net increase (decrease)	(657,308)	941,980	$(8,548,015)	$11,823,775
Premier II Class
Shares sold	3,147,978	-	$41,220,442	$-
Reinvestment of distributions	22	-	278	-
Shares redeemed	(70,870)	-	(926,023)	-
Net increase (decrease)	3,077,130	-	$40,294,697	$-
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	2,746,820	1,609,248	$40,081,998	$22,264,598
Reinvestment of distributions	1,398,390	758,374	19,924,586	10,662,949
Shares redeemed	(6,844,931)	(6,349,154)	(99,972,188)	(87,467,159)
Net increase (decrease)	(2,699,721)	(3,981,532)	$(39,965,604)	$(54,539,612)
Institutional Premium Class
Shares sold	13,708,762	14,412,961	$199,700,489	$198,064,531
Reinvestment of distributions	3,523,858	2,049,650	50,160,140	28,778,349
Shares redeemed	(29,183,623)	(26,846,838)	(426,535,549)	(370,236,697)
Net increase (decrease)	(11,951,003)	(10,384,227)	$(176,674,920)	$(143,393,817)
Premier Class
Shares sold	10,972,318	6,816,933	$161,196,724	$93,903,104
Reinvestment of distributions	2,026,163	977,958	28,834,324	13,721,961
Shares redeemed	(30,349,727)	(8,199,422)	(442,293,862)	(112,628,294)
Net increase (decrease)	(17,351,246)	(404,531)	$(252,262,814)	$(5,003,229)
Premier II Class
Shares sold	21,311,079	-	$310,533,856	$-
Reinvestment of distributions	42	-	596	-
Shares redeemed	(508,423)	-	(7,383,428)	-
Net increase (decrease)	20,802,698	-	$303,151,024	$-
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	6,311,724	7,407,488	$102,685,923	$112,256,055
Reinvestment of distributions	4,158,344	1,907,285	65,553,066	29,615,219
Shares redeemed	(17,169,910)	(23,172,722)	(277,720,074)	(351,268,267)
Net increase (decrease)	(6,699,842)	(13,857,949)	$(109,481,085)	$(209,396,993)
Institutional Premium Class
Shares sold	42,942,583	55,126,074	$694,175,396	$833,552,290
Reinvestment of distributions	13,875,567	6,695,744	218,530,737	103,824,944
Shares redeemed	(97,931,135)	(90,106,669)	(1,585,562,963)	(1,366,968,232)
Net increase (decrease)	(41,112,985)	(28,284,851)	$(672,856,830)	$(429,590,998)
Premier Class
Shares sold	32,569,120	21,983,309	$532,007,069	$333,114,877
Reinvestment of distributions	6,580,389	2,666,743	103,631,666	41,330,975
Shares redeemed	(78,854,742)	(21,696,583)	(1,275,917,096)	(329,472,170)
Net increase (decrease)	(39,705,233)	2,953,469	$(640,278,361)	$44,973,682
Premier II Class
Shares sold	52,243,933	-	$844,940,255	$-
Reinvestment of distributions	18,348	-	289,719	-
Shares redeemed	(1,309,965)	-	(20,986,096)	-
Net increase (decrease)	50,952,316	-	$824,243,878	$-
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	17,620,396	17,437,842	$334,438,472	$300,775,837
Reinvestment of distributions	3,266,920	2,568,299	60,796,348	45,465,217
Shares redeemed	(31,685,534)	(34,467,894)	(598,939,015)	(593,557,993)
Net increase (decrease)	(10,798,218)	(14,461,753)	$(203,704,195)	$(247,316,939)
Institutional Premium Class
Shares sold	96,018,866	126,464,214	$1,812,956,947	$2,177,941,120
Reinvestment of distributions	14,460,518	11,566,993	268,947,151	204,656,583
Shares redeemed	(170,963,107)	(145,191,084)	(3,234,035,493)	(2,512,249,808)
Net increase (decrease)	(60,483,723)	(7,159,877)	$(1,152,131,395)	$(129,652,105)
Premier Class
Shares sold	72,688,444	49,486,703	$1,390,137,722	$853,441,093
Reinvestment of distributions	7,249,226	4,598,451	134,775,746	81,323,047
Shares redeemed	(141,700,456)	(34,813,946)	(2,699,491,300)	(603,216,977)
Net increase (decrease)	(61,762,786)	19,271,208	$(1,174,577,832)	$331,547,163
Premier II Class
Shares sold	92,199,142	-	$1,762,734,065	$-
Reinvestment of distributions	21,721	-	404,219	-
Shares redeemed	(1,577,022)	-	(29,872,678)	-
Net increase (decrease)	90,643,841	-	$1,733,265,606	$-
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	28,388,583	25,763,089	$580,648,241	$474,106,569
Reinvestment of distributions	3,321,275	2,845,495	67,053,418	53,771,155
Shares redeemed	(32,252,745)	(31,632,522)	(658,162,503)	(580,919,130)
Net increase (decrease)	(542,887)	(3,023,938)	$(10,460,844)	$(53,041,406)
Institutional Premium Class
Shares sold	148,757,350	173,638,074	$3,031,416,210	$3,187,629,461
Reinvestment of distributions	17,264,058	15,122,447	348,162,090	285,610,683
Shares redeemed	(192,389,095)	(157,696,207)	(3,926,259,365)	(2,913,342,419)
Net increase (decrease)	(26,367,687)	31,064,314	$(546,681,065)	$559,897,725
Premier Class
Shares sold	108,340,189	73,957,838	$2,233,322,021	$1,359,216,261
Reinvestment of distributions	8,006,670	5,578,546	161,436,705	105,329,251
Shares redeemed	(169,753,773)	(32,167,375)	(3,508,722,320)	(594,909,188)
Net increase (decrease)	(53,406,914)	47,369,009	$(1,113,963,594)	$869,636,324
Premier II Class
Shares sold	119,299,910	-	$2,479,327,726	$-
Reinvestment of distributions	24,607	-	497,058	-
Shares redeemed	(1,817,251)	-	(37,410,390)	-
Net increase (decrease)	117,507,266	-	$2,442,414,394	$-
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	31,303,398	28,186,367	$737,776,838	$588,517,043
Reinvestment of distributions	2,761,831	2,092,815	64,366,852	44,967,248
Shares redeemed	(25,043,591)	(20,371,841)	(588,998,733)	(424,282,667)
Net increase (decrease)	9,021,638	9,907,341	$213,144,957	$209,201,624
Institutional Premium Class
Shares sold	138,164,895	160,202,641	$3,244,037,483	$3,330,872,540
Reinvestment of distributions	14,218,838	11,674,573	331,154,387	250,673,011
Shares redeemed	(152,209,119)	(120,486,267)	(3,581,204,929)	(2,522,627,799)
Net increase (decrease)	174,614	51,390,947	$(6,013,059)	$1,058,917,752
Premier Class
Shares sold	97,694,851	69,719,435	$2,318,127,792	$1,451,859,697
Reinvestment of distributions	7,100,675	4,853,345	165,446,122	104,227,255
Shares redeemed	(155,753,517)	(24,572,668)	(3,732,813,410)	(517,391,593)
Net increase (decrease)	(50,957,991)	50,000,112	$(1,249,239,496)	$1,038,695,359
Premier II Class
Shares sold	116,262,330	-	$2,801,374,891	$-
Reinvestment of distributions	26,497	-	619,229	-
Shares redeemed	(1,249,229)	-	(29,570,642)	-
Net increase (decrease)	115,039,598	-	$2,772,423,478	$-
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	24,721,944	21,513,881	$612,367,057	$462,561,368
Reinvestment of distributions	2,053,316	1,638,725	50,574,854	36,440,748
Shares redeemed	(17,053,035)	(14,841,117)	(422,013,164)	(317,972,570)
Net increase (decrease)	9,722,225	8,311,489	$240,928,747	$181,029,546
Institutional Premium Class
Shares sold	132,042,496	152,995,212	$3,258,425,607	$3,272,051,663
Reinvestment of distributions	12,416,895	10,906,222	305,503,820	242,223,545
Shares redeemed	(141,323,482)	(114,189,793)	(3,496,675,606)	(2,465,700,533)
Net increase (decrease)	3,135,909	49,711,641	$67,253,821	$1,048,574,675
Premier Class
Shares sold	88,929,741	68,271,222	$2,217,762,103	$1,463,773,305
Reinvestment of distributions	6,115,318	4,497,100	150,445,003	99,834,181
Shares redeemed	(140,357,989)	(21,891,478)	(3,557,434,193)	(475,401,265)
Net increase (decrease)	(45,312,930)	50,876,844	$(1,189,227,087)	$1,088,206,221
Premier II Class
Shares sold	105,365,633	-	$2,691,404,895	$-
Reinvestment of distributions	23,040	-	568,637	-
Shares redeemed	(1,270,794)	-	(31,716,314)	-
Net increase (decrease)	104,117,879	-	$2,660,257,218	$-
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	21,170,878	17,859,535	$550,084,491	$400,783,008
Reinvestment of distributions	1,446,948	1,197,457	37,585,481	27,793,509
Shares redeemed	(13,038,272)	(10,988,900)	(339,333,882)	(244,291,917)
Net increase (decrease)	9,579,554	8,068,092	$248,336,090	$184,284,600
Institutional Premium Class
Shares sold	119,657,428	137,363,435	$3,102,636,104	$3,063,668,801
Reinvestment of distributions	9,382,124	8,772,820	243,554,962	203,457,804
Shares redeemed	(119,685,478)	(96,031,905)	(3,111,058,505)	(2,162,269,628)
Net increase (decrease)	9,354,074	50,104,350	$235,132,561	$1,104,856,977
Premier Class
Shares sold	80,391,130	64,806,439	$2,106,119,883	$1,447,270,154
Reinvestment of distributions	4,988,562	3,900,175	129,507,137	90,408,904
Shares redeemed	(125,415,555)	(18,420,107)	(3,355,104,454)	(416,867,544)
Net increase (decrease)	(40,035,863)	50,286,507	$(1,119,477,434)	$1,120,811,514
Premier II Class
Shares sold	94,385,273	-	$2,544,602,644	$-
Reinvestment of distributions	21,560	-	560,129	-
Shares redeemed	(1,499,502)	-	(39,384,103)	-
Net increase (decrease)	92,907,331	-	$2,505,778,670	$-
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	18,358,481	16,934,089	$478,336,533	$379,963,374
Reinvestment of distributions	1,318,831	1,103,229	34,333,145	25,661,854
Shares redeemed	(10,549,697)	(9,677,336)	(275,086,076)	(215,702,295)
Net increase (decrease)	9,127,615	8,359,982	$237,583,602	$189,922,933
Institutional Premium Class
Shares sold	121,624,214	138,934,931	$3,158,699,162	$3,103,594,226
Reinvestment of distributions	9,107,949	8,317,985	236,871,056	193,244,222
Shares redeemed	(113,998,185)	(91,160,990)	(2,968,137,020)	(2,053,336,539)
Net increase (decrease)	16,733,978	56,091,926	$427,433,198	$1,243,501,909
Premier Class
Shares sold	76,929,718	64,070,911	$2,015,578,503	$1,432,363,024
Reinvestment of distributions	4,647,602	3,614,106	120,831,269	83,923,957
Shares redeemed	(108,450,318)	(18,086,048)	(2,906,976,230)	(410,354,269)
Net increase (decrease)	(26,872,998)	49,598,969	$(770,566,458)	$1,105,932,712
Premier II Class
Shares sold	80,007,054	-	$2,164,653,729	$-
Reinvestment of distributions	29,308	-	762,882	-
Shares redeemed	(866,105)	-	(22,742,682)	-
Net increase (decrease)	79,170,257	-	$2,142,673,929	$-
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	18,474,033	16,874,445	$395,911,075	$311,539,265
Reinvestment of distributions	1,166,314	939,093	24,956,760	17,955,839
Shares redeemed	(9,666,134)	(8,443,601)	(207,390,933)	(154,577,337)
Net increase (decrease)	9,974,213	9,369,937	$213,476,902	$174,917,767
Institutional Premium Class
Shares sold	131,100,285	147,245,507	$2,801,686,518	$2,707,844,820
Reinvestment of distributions	8,314,791	7,269,650	177,956,473	138,975,953
Shares redeemed	(109,144,302)	(84,952,857)	(2,341,754,578)	(1,571,917,793)
Net increase (decrease)	30,270,774	69,562,300	$637,888,413	$1,274,902,980
Premier Class
Shares sold	76,004,327	63,400,296	$1,637,160,872	$1,165,364,621
Reinvestment of distributions	3,862,818	2,833,242	82,639,083	54,133,517
Shares redeemed	(98,598,148)	(15,689,300)	(2,178,338,279)	(292,747,129)
Net increase (decrease)	(18,731,003)	50,544,238	$(458,538,324)	$926,751,009
Premier II Class
Shares sold	73,439,907	-	$1,638,090,284	$-
Reinvestment of distributions	37,100	-	794,678	-
Shares redeemed	(1,251,176)	-	(27,043,610)	-
Net increase (decrease)	72,225,831	-	$1,611,841,352	$-
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	14,898,078	13,870,645	$270,419,321	$216,910,580
Reinvestment of distributions	816,947	637,739	14,823,598	10,337,742
Shares redeemed	(7,253,709)	(6,216,873)	(131,781,530)	(96,609,036)
Net increase (decrease)	8,461,316	8,291,511	$153,461,389	$130,639,286
Institutional Premium Class
Shares sold	107,389,941	113,699,695	$1,945,117,736	$1,770,665,080
Reinvestment of distributions	5,449,507	4,409,129	98,855,929	71,413,570
Shares redeemed	(72,886,065)	(56,813,027)	(1,326,293,097)	(889,844,055)
Net increase (decrease)	39,953,383	61,295,797	$717,680,568	$952,234,595
Premier Class
Shares sold	56,545,863	45,297,012	$1,032,232,497	$705,840,102
Reinvestment of distributions	2,458,322	1,669,812	44,595,678	27,042,853
Shares redeemed	(69,029,126)	(10,274,574)	(1,295,213,770)	(162,705,420)
Net increase (decrease)	(10,024,941)	36,692,250	$(218,385,595)	$570,177,535
Premier II Class
Shares sold	54,055,242	-	$1,022,325,745	$-
Reinvestment of distributions	21,084	-	382,674	-
Shares redeemed	(892,489)	-	(16,379,677)	-
Net increase (decrease)	53,183,837	-	$1,006,328,742	$-
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	8,058,709	6,885,431	$118,165,148	$87,096,328
Reinvestment of distributions	291,463	201,446	4,280,199	2,639,166
Shares redeemed	(3,098,788)	(2,769,686)	(45,688,308)	(34,790,693)
Net increase (decrease)	5,251,384	4,317,191	$76,757,039	$54,944,801
Institutional Premium Class
Shares sold	57,706,537	49,781,838	$846,729,362	$628,420,862
Reinvestment of distributions	1,903,803	1,304,079	27,949,256	17,080,713
Shares redeemed	(29,937,632)	(20,762,044)	(441,379,100)	(263,098,207)
Net increase (decrease)	29,672,708	30,323,873	$433,299,518	$382,403,368
Premier Class
Shares sold	33,750,740	21,953,654	$498,278,080	$277,266,410
Reinvestment of distributions	1,062,214	601,239	15,595,552	7,876,093
Shares redeemed	(38,461,665)	(4,275,169)	(584,927,939)	(54,781,674)
Net increase (decrease)	(3,648,711)	18,279,724	$(71,054,307)	$230,360,829
Premier II Class
Shares sold	32,038,864	-	$490,298,937	$-
Reinvestment of distributions	5,021	-	73,709	-
Shares redeemed	(655,218)	-	(9,765,063)	-
Net increase (decrease)	31,388,667	-	$480,607,583	$-
Fidelity Freedom Index 2070 FundB
Investor Class
Shares sold	804,706	-	$8,452,959	$-
Reinvestment of distributions	6,097	-	63,168	-
Shares redeemed	(94,409)	-	(991,179)	-
Net increase (decrease)	716,394	-	$7,524,948	$-
Institutional Premium Class
Shares sold	3,103,136	-	$32,897,131	$-
Reinvestment of distributions	12,681	-	131,371	-
Shares redeemed	(189,121)	-	(2,007,210)	-
Net increase (decrease)	2,926,696	-	$31,021,292	$-
Premier Class
Shares sold	1,056,177	-	$11,142,517	$-
Reinvestment of distributions	3,630	-	37,606	-
Shares redeemed	(224,976)	-	(2,377,730)	-
Net increase (decrease)	834,831	-	$8,802,393	$-
Premier II Class
Shares sold	406,681	-	$4,286,263	$-
Reinvestment of distributions	11	-	112	-
Shares redeemed	(49,299)	-	(513,520)	-
Net increase (decrease)	357,393	-	$3,772,855	$-

A Share transactions for Premier II Class are for the period August 22, 2024 (commencement of sale of shares) through March, 31, 2025.
B For the period June 28, 2024 (commencement of operations) through March, 31, 2025.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index Income Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund	Fidelity Freedom Index 2055 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	12%	11%	-%	-%	-%	-%	-%
Fidelity Series Bond Index Fund	-%	-%	15%	22%	19%	-%	-%	-%	-%
Fidelity Series Global ex U.S. Index Fund	-%	-%	-%	10%	12%	15%	15%	14%	11%
Fidelity Series Total Market Index Fund	-%	-%	-%	10%	12%	15%	15%	14%	11%
Fidelity Series Treasury Bill Index Fund	11%	12%	-%	-%	-%	-%	-%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	31%
Fidelity Series Bond Index Fund	90%
Fidelity Series Global ex U.S. Index Fund	95%
Fidelity Series International Developed Markets Bond Index Fund	34%
Fidelity Series Long-Term Treasury Bond Index Fund	37%
Fidelity Series Total Market Index Fund	95%
Fidelity Series Treasury Bill Index Fund	34%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Reorganization Information.
On June 14, 2024, Fidelity Freedom Index Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Index 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Index Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Freedom Index Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Freedom Index Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Freedom Index Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom Index 2005 Fund	202,776,090	(3,441,542)
Investor Class			37,931,674	3,242,029	1.0853675214
Institutional Premium Class			142,037,855	12,160,763	1.0866352740
Premier Class			23,005,757	1,971,359	1.0869580120

Acquiring Fund	Net Assets $	Total net assets after acquisition $
Fidelity Freedom Index Income Fund	1,439,722,914	1,642,698,200

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment (loss)	$52,950,961
Total net realized gain (loss)	7,914,224
Total change in net unrealized appreciation (depreciation)	27,633,153
Net Increase (decrease) in net assets resulting from operations	$88,498,338

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Index Income Fund accompanying Statement of Operations since June 14, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Index 2070 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Index 2070 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except Fidelity Freedom Index 2070 Fund; the related statements of operations, changes in net assets, and financial highlights for the period from June 28, 2024 (commencement of operations) through March 31, 2025; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds except Fidelity Freedom Index 2070 Fund, as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fidelity Freedom Index 2070 Fund as of March 31, 2025, and the results of its operations, changes in net assets, and financial highlights for the period from June 28, 2024 (commencement of operations) through March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index 2010 Fund	$11,634,697
Fidelity Freedom Index 2015 Fund	$39,457,588
Fidelity Freedom Index 2020 Fund	$170,845,698
Fidelity Freedom Index 2025 Fund	$244,352,451
Fidelity Freedom Index 2030 Fund	$142,826,878
Fidelity Freedom Index 2035 Fund	$114,083,106
Fidelity Freedom Index 2040 Fund	$74,234,419
Fidelity Freedom Index 2045 Fund	$1,861,559
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Index Income Fund	55.39%
Fidelity Freedom Index 2005 Fund	49.49%
Fidelity Freedom Index 2010 Fund	51.68%
Fidelity Freedom Index 2015 Fund	46.04%
Fidelity Freedom Index 2020 Fund	39.67%
Fidelity Freedom Index 2025 Fund	33.96%
Fidelity Freedom Index 2030 Fund	28.63%
Fidelity Freedom Index 2035 Fund	21.65%
Fidelity Freedom Index 2040 Fund	16.95%
Fidelity Freedom Index 2045 Fund	17.70%
Fidelity Freedom Index 2050 Fund	11.18%
Fidelity Freedom Index 2055 Fund	11.15%
Fidelity Freedom Index 2060 Fund	11.10%
Fidelity Freedom Index 2065 Fund	10.92%
Fidelity Freedom Index 2070 Fund	10.07%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Index Income Fund	$43,315,914
Fidelity Freedom Index 2005 Fund	$2,262,844
Fidelity Freedom Index 2010 Fund	$17,919,307
Fidelity Freedom Index 2015 Fund	$44,044,367
Fidelity Freedom Index 2020 Fund	$129,494,217
Fidelity Freedom Index 2025 Fund	$206,337,402
Fidelity Freedom Index 2030 Fund	$268,734,601
Fidelity Freedom Index 2035 Fund	$212,437,222
Fidelity Freedom Index 2040 Fund	$118,829,098
Fidelity Freedom Index 2045 Fund	$64,991,136
Fidelity Freedom Index 2050 Fund	$62,659,000
Fidelity Freedom Index 2055 Fund	$45,701,995
Fidelity Freedom Index 2060 Fund	$24,615,272
Fidelity Freedom Index 2065 Fund	$6,861,850
Fidelity Freedom Index 2070 Fund	$15,052

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class	Premier Class	Premier II Class
Fidelity Freedom Index Income Fund
April 2024	-	-	-	-
May 2024	3%	3%	3%	-
June 2024	5%	5%	4%	-
July 2024	5%	5%	5%	-
August 2024	5%	5%	5%	-
September 2024	5%	5%	5%	4%
October 2024	5%	5%	4%	4%
November 2024	5%	5%	5%	5%
December 2024	5%	5%	5%	5%
February 2025	-	-	-	-
March 2025	-	-	-	-
Fidelity Freedom Index 2005 Fund
May 2024	-	-	-	-
June 2024	6%	5%	6%	-
Fidelity Freedom Index 2010 Fund
May 2024	-	-	-	-
December 2024	6%	6%	6%	6%
Fidelity Freedom Index 2015 Fund
May 2024	-	-	-	-
December 2024	9%	9%	9%	9%
Fidelity Freedom Index 2020 Fund
May 2024	-	-	-	-
December 2024	12%	12%	12%	12%
Fidelity Freedom Index 2025 Fund
May 2024	1%	1%	1%	-
December 2024	14%	14%	14%	14%
Fidelity Freedom Index 2030 Fund
May 2024	1%	1%	1%	-
December 2024	17%	17%	17%	17%
Fidelity Freedom Index 2035 Fund
May 2024	-	-	-	-
December 2024	21%	21%	20%	21%
Fidelity Freedom Index 2040 Fund
May 2024	1%	-	-	-
December 2024	26%	26%	26%	26%
Fidelity Freedom Index 2045 Fund
May 2024	5%	4%	4%	-
December 2024	29%	28%	28%	29%
Fidelity Freedom Index 2050 Fund
May 2024	4%	4%	3%	-
December 2024	29%	28%	28%	29%
Fidelity Freedom Index 2055 Fund
May 2024	5%	4%	4%	-
December 2024	29%	29%	28%	29%
Fidelity Freedom Index 2060 Fund
May 2024	8%	6%	5%	-
December 2024	29%	29%	28%	29%
Fidelity Freedom Index 2065 Fund
May 2024	24%	12%	12%	-
December 2024	29%	29%	28%	29%
Fidelity Freedom Index 2070 Fund
May 2024	-	-	-	-
December 2024	26%	26%	26%	27%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Institutional Premium Class	Premier Class	Premier II Class
Fidelity Freedom Index Income Fund
April 2024	-	-	-	-
May 2024	7.73%	7.48%	7.26%	-
June 2024	10.34%	10.34%	9.87%	-
July 2024	10.18%	10.18%	10.18%	-
August 2024	10.18%	10.18%	10.18%	-
September 2024	10.53%	10.14%	10.14%	9.78%
October 2024	10.38%	10.38%	9.80%	9.80%
November 2024	10.18%	10.18%	10.18%	10.49%
December 2024	10.28%	10.20%	10.13%	10.17%
February 2025	-	-	-	-
March 2025	-	-	-	-
Fidelity Freedom Index 2005 Fund
May 2024	0.02%	0.02%	0.02%	-
June 2024	5.40%	5.31%	5.40%	-
Fidelity Freedom Index 2010 Fund
May 2024	0.19%	0.19%	0.19%	-
December 2024	13.99%	13.83%	13.68%	13.70%
Fidelity Freedom Index 2015 Fund
May 2024	0.23%	0.22%	0.22%	-
December 2024	19.60%	19.39	19.19%	19.13%
Fidelity Freedom Index 2020 Fund
May 2024	0.32%	0.31%	0.31%	-
December 2024	25.67%	25.36%	25.12%	25.08%
Fidelity Freedom Index 2025 Fund
May 2024	1.29%	1.25%	1.21%	-
December 2024	31.59%	31.18%	30.84%	30.94%
Fidelity Freedom Index 2030 Fund
May 2024	1.49%	1.41%	1.37%	-
December 2024	37.20%	36.73%	36.34%	36.51%
Fidelity Freedom Index 2035 Fund
May 2024	0.86%	0.83%	0.81%	-
December 2024	45.98%	45.35%	44.91%	45.29%
Fidelity Freedom Index 2040 Fund
May 2024	1.19%	1.10%	1.06%	-
December 2024	57.94%	57.27%	56.61%	57.48%
Fidelity Freedom Index 2045 Fund
May 2024	10.28%	8.57%	7.91%	-
December 2024	63.80%	62.96%	62.27%	63.33%
Fidelity Freedom Index 2050 Fund
May 2024	9.58%	8.10%	7.52%	-
December 2024	64.10%	63.26%	62.56%	63.63%
Fidelity Freedom Index 2055 Fund
May 2024	11.48%	9.39%	8.61%	-
December 2024	64.62%	63.67%	62.94%	64.25%
Fidelity Freedom Index 2060 Fund
May 2024	17.62%	13.21%	11.75%	-
December 2024	64.92%	64.03%	63.33%	64.48%
Fidelity Freedom Index 2065 Fund
May 2024	53.95%	26.98%	26.98%	-
December 2024	65.46%	64.56%	63.89%	65.25%
Fidelity Freedom Index 2070 Fund
May 2024	-	-	-	-
December 2024	67.32%	66.42%	66.42%	69.63%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Investor Class	Institutional Premium Class	Premier Class	Premier II Class
Fidelity Freedom Index Income Fund
April 2024	-	-	-	-
May 2024	0.29%	0.28%	0.28%	-
June 2024	0.39%	0.39%	0.37%	-
July 2024	0.38%	0.38%	0.38%	-
August 2024	0.38%	0.38%	0.38%	-
September 2024	0.40%	0.38%	0.38%	0.37%
October 2024	0.39%	0.39%	0.37%	0.37%
November 2024	0.38%	0.38%	0.38%	0.40%
December 2024	0.39%	0.39%	0.38%	0.38%
February 2025	-	-	-	-
March 2025	-	-	-	-
Fidelity Freedom Index 2010 Fund
May 2024	0.01%	0.01%	0.01%	-
December 2024	0.51%	0.50%	0.50%	0.50%
Fidelity Freedom Index 2015 Fund
May 2024	0.01%	0.01%	0.01%	-
December 2024	0.71%	0.71%	0.70%	0.70%
Fidelity Freedom Index 2020 Fund
May 2024	0.02%	0.02%	0.02%	-
December 2024	0.94%	0.93%	0.92%	0.92%
Fidelity Freedom Index 2025 Fund
May 2024	0.05%	0.05%	0.05%	-
December 2024	1.15%	1.14%	1.12%	1.13%
Fidelity Freedom Index 2030 Fund
May 2024	0.06%	0.06%	0.05%	-
December 2024	1.35%	1.34%	1.32%	1.33%
Fidelity Freedom Index 2035 Fund
May 2024	0.04%	0.03%	0.03%	-
December 2024	1.68%	1.66%	1.64%	1.65%
Fidelity Freedom Index 2040 Fund
May 2024	0.05%	0.04%	0.04%	-
December 2024	2.11%	2.09%	2.07%	2.10%
Fidelity Freedom Index 2045 Fund
May 2024	0.38%	0.32%	0.29%	-
December 2024	2.34%	2.31%	2.28%	2.32%
Fidelity Freedom Index 2050 Fund
May 2024	0.35%	0.30%	0.28%	-
December 2024	2.34%	2.31%	2.28%	2.32%
Fidelity Freedom Index 2055 Fund
May 2024	0.42%	0.35%	0.32%	-
December 2024	2.36%	2.33%	2.30%	2.35%
Fidelity Freedom Index 2060 Fund
May 2024	0.65%	0.49%	0.43%	-
December 2024	2.38%	2.35%	2.32%	2.37%
Fidelity Freedom Index 2065 Fund
May 2024	2.00%	1.00%	1.00%	-
December 2024	2.42%	2.39%	2.36%	2.42%
Fidelity Freedom Index 2070 Fund
May 2024	-	-	-	-
December 2024	2.58%	2.54%	2.54%	2.67%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Index Income Fund
Investor Class	12/31/2024	$0.0076	$0.0016
Institutional Premium Class	12/31/2024	$0.0077	$0.0016
Premier Class	12/31/2024	$0.0077	$0.0016
Premier II Class	12/31/2024	$0.0078	$0.0016
Fidelity Freedom Index 2010 Fund
Investor Class	12/31/2024	$0.0265	$0.0025
Institutional Premium Class	12/31/2024	$0.0268	$0.0025
Premier Class	12/31/2024	$0.0271	$0.0025
Premier II Class	12/31/2024	$0.0273	$0.0025
Fidelity Freedom Index 2015 Fund
Investor Class	12/31/2024	$0.0448	$0.0038
Institutional Premium Class	12/31/2024	$0.0453	$0.0038
Premier Class	12/31/2024	$0.0458	$0.0038
Premier II Class	12/31/2024	$0.0464	$0.0038
Fidelity Freedom Index 2020 Fund
Investor Class	12/31/2024	$0.0682	$0.0054
Institutional Premium Class	12/31/2024	$0.0690	$0.0054
Premier Class	12/31/2024	$0.0697	$0.0054
Premier II Class	12/31/2024	$0.0707	$0.0054
Fidelity Freedom Index 2025 Fund
Investor Class	12/31/2024	$0.1006	$0.0075
Institutional Premium Class	12/31/2024	$0.1019	$0.0075
Premier Class	12/31/2024	$0.1030	$0.0075
Premier II Class	12/31/2024	$0.1043	$0.0075
Fidelity Freedom Index 2030 Fund
Investor Class	12/31/2024	$0.1267	$0.0092
Institutional Premium Class	12/31/2024	$0.1283	$0.0092
Premier Class	12/31/2024	$0.1297	$0.0092
Premier II Class	12/31/2024	$0.1316	$0.0092
Fidelity Freedom Index 2035 Fund
Investor Class	12/31/2024	$0.1797	$0.0124
Institutional Premium Class	12/31/2024	$0.1821	$0.0124
Premier Class	12/31/2024	$0.1839	$0.0124
Premier II Class	12/31/2024	$0.1868	$0.0124
Fidelity Freedom Index 2040 Fund
Investor Class	12/31/2024	$0.2414	$0.0159
Institutional Premium Class	12/31/2024	$0.2442	$0.0159
Premier Class	12/31/2024	$0.2470	$0.0159
Premier II Class	12/31/2024	$0.2508	$0.0159
Fidelity Freedom Index 2045 Fund
Investor Class	12/31/2024	$0.2781	$0.0181
Institutional Premium Class	12/31/2024	$0.2817	$0.0181
Premier Class	12/31/2024	$0.2849	$0.0181
Premier II Class	12/31/2024	$0.2896	$0.0181
Fidelity Freedom Index 2050 Fund
Investor Class	12/31/2024	$0.2779	$0.0181
Institutional Premium Class	12/31/2024	$0.2816	$0.0181
Premier Class	12/31/2024	$0.2847	$0.0181
Premier II Class	12/31/2024	$0.2895	$0.0181
Fidelity Freedom Index 2055 Fund
Investor Class	12/31/2024	$0.2285	$0.0149
Institutional Premium Class	12/31/2024	$0.2317	$0.0149
Premier Class	12/31/2024	$0.2344	$0.0149
Premier II Class	12/31/2024	$0.2376	$0.0149
Fidelity Freedom Index 2060 Fund
Investor Class	12/31/2024	$0.1925	$0.0125
Institutional Premium Class	12/31/2024	$0.1952	$0.0125
Premier Class	12/31/2024	$0.1974	$0.0125
Premier II Class	12/31/2024	$0.2006	$0.0125
Fidelity Freedom Index 2065 Fund
Investor Class	12/31/2024	$0.1547	$0.0101
Institutional Premium Class	12/31/2024	$0.1569	$0.0101
Premier Class	12/31/2024	$0.1585	$0.0101
Premier II Class	12/31/2024	$0.1607	$0.0101
Fidelity Freedom Index 2070 Fund
Investor Class	12/31/2024	$0.0953	$0.0059
Institutional Premium Class	12/31/2024	$0.0966	$0.0059
Premier Class	12/31/2024	$0.0966	$0.0059
Premier II Class	12/31/2024	$0.0959	$0.0059

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.899264.115
FRX-ANN-0525
Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Income Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund
Fidelity Flex® Freedom Blend 2070 Fund

Annual Report
March 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Freedom Blend Income Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund
Fidelity Flex® Freedom Blend 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Freedom Blend Income Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 72.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	67,300	669,636
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,784	37,075
Fidelity Series Corporate Bond Fund (a)	33,351	310,832
Fidelity Series Emerging Markets Debt Fund (a)	2,473	19,707
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	607	5,417
Fidelity Series Floating Rate High Income Fund (a)	414	3,658
Fidelity Series Government Bond Index Fund (a)	54,818	503,779
Fidelity Series High Income Fund (a)	426	3,638
Fidelity Series International Credit Fund (a)	15	126
Fidelity Series International Developed Markets Bond Index Fund (a)	21,525	185,329
Fidelity Series Investment Grade Bond Fund (a)	47,487	478,199
Fidelity Series Investment Grade Securitized Fund (a)	33,528	300,746
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,507	96,638
Fidelity Series Real Estate Income Fund (a)	365	3,644
TOTAL BOND FUNDS (Cost $2,633,371)		2,618,424

Domestic Equity Funds - 9.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	4,404	75,833
Fidelity Series Commodity Strategy Fund (a)	90	8,419
Fidelity Series Large Cap Growth Index Fund (a)	2,133	48,780
Fidelity Series Large Cap Stock Fund (a)	2,007	45,036
Fidelity Series Large Cap Value Index Fund (a)	5,575	92,657
Fidelity Series Small Cap Core Fund (a)	1,964	21,274
Fidelity Series Small Cap Opportunities Fund (a)	710	9,461
Fidelity Series Value Discovery Fund (a)	2,120	33,255
TOTAL DOMESTIC EQUITY FUNDS (Cost $273,023)		334,715

International Equity Funds - 12.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,712	27,351
Fidelity Series Emerging Markets Fund (a)	3,788	34,582
Fidelity Series Emerging Markets Opportunities Fund (a)	7,250	138,412
Fidelity Series International Growth Fund (a)	3,575	63,699
Fidelity Series International Index Fund (a)	1,940	24,813
Fidelity Series International Small Cap Fund (a)	2,889	48,218
Fidelity Series International Value Fund (a)	4,958	67,385
Fidelity Series Overseas Fund (a)	4,548	65,173
Fidelity Series Select International Small Cap Fund (a)	57	662
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $394,190)		470,295

Short-Term Funds - 4.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	4,041	40,575
Fidelity Series Treasury Bill Index Fund (a)	13,266	132,002
TOTAL SHORT-TERM FUNDS (Cost $171,041)		172,577

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $44,990)	4.43	44,990	44,989

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,516,615)	3,641,000
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	3,641,003

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	206,464	162,010	244,876	20,214	(2,635)	28,072	669,636	67,300
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,782	21,988	6,022	929	(52)	545	37,075	4,784
Fidelity Series Blue Chip Growth Fund	20,379	41,429	32,519	6,861	816	(8,244)	75,833	4,404
Fidelity Series Canada Fund	6,498	11,089	9,595	743	272	1,530	27,351	1,712
Fidelity Series Commodity Strategy Fund	7,304	5,804	26,290	1,029	(13,028)	11,561	8,419	90
Fidelity Series Corporate Bond Fund	91,525	67,531	80,781	12,378	146	3,264	310,832	33,351
Fidelity Series Emerging Markets Debt Fund	5,404	4,009	3,759	962	42	286	19,707	2,473
Fidelity Series Emerging Markets Debt Local Currency Fund	1,743	917	1,611	253	10	64	5,417	607
Fidelity Series Emerging Markets Fund	9,961	13,181	17,635	1,036	52	473	34,582	3,788
Fidelity Series Emerging Markets Opportunities Fund	39,979	54,257	75,892	3,103	1,354	4,377	138,412	7,250
Fidelity Series Floating Rate High Income Fund	1,035	964	866	285	(1)	(69)	3,658	414
Fidelity Series Government Bond Index Fund	133,827	125,637	107,388	14,770	(900)	6,126	503,779	54,818
Fidelity Series Government Money Market Fund	12,417	25,152	20,048	1,702	-	-	44,989	44,990
Fidelity Series High Income Fund	5,578	2,400	19,027	785	476	102	3,638	426
Fidelity Series International Credit Fund	58	5	-	5	-	4	126	15
Fidelity Series International Developed Markets Bond Index Fund	41,187	71,282	30,826	4,595	(299)	(1,282)	185,329	21,525
Fidelity Series International Growth Fund	16,302	26,512	22,060	2,330	259	(1,933)	63,699	3,575
Fidelity Series International Index Fund	6,172	8,665	7,480	637	30	811	24,813	1,940
Fidelity Series International Small Cap Fund	15,283	14,985	18,875	4,908	1,040	(2,194)	48,218	2,889
Fidelity Series International Value Fund	16,381	23,408	22,339	2,552	534	5,524	67,385	4,958
Fidelity Series Investment Grade Bond Fund	134,690	105,062	109,496	17,881	(725)	6,509	478,199	47,487
Fidelity Series Investment Grade Securitized Fund	88,833	64,181	79,234	11,977	(1,427)	5,586	300,746	33,528
Fidelity Series Large Cap Growth Index Fund	12,919	21,482	21,267	293	891	181	48,780	2,133
Fidelity Series Large Cap Stock Fund	13,680	17,736	21,741	3,421	1,091	(631)	45,036	2,007
Fidelity Series Large Cap Value Index Fund	24,453	39,100	37,469	3,009	739	5,009	92,657	5,575
Fidelity Series Long-Term Treasury Bond Index Fund	32,744	33,446	41,129	2,909	(5,953)	4,713	96,638	17,507
Fidelity Series Overseas Fund	16,341	24,662	21,874	1,256	161	1,449	65,173	4,548
Fidelity Series Real Estate Income Fund	1,004	739	794	179	(28)	137	3,644	365
Fidelity Series Select International Small Cap Fund	-	662	-	-	-	-	662	57
Fidelity Series Short-Term Credit Fund	11,458	6,977	7,714	1,500	60	654	40,575	4,041
Fidelity Series Small Cap Core Fund	221	29,265	6,769	265	(128)	(1,987)	21,274	1,964
Fidelity Series Small Cap Opportunities Fund	6,050	9,969	20,872	1,079	2,133	(2,470)	9,461	710
Fidelity Series Treasury Bill Index Fund	36,616	43,962	31,672	5,020	(38)	279	132,002	13,266
Fidelity Series Value Discovery Fund	9,032	13,227	12,176	1,648	130	679	33,255	2,120
	1,031,320	1,091,695	1,160,096	130,514	(14,978)	69,125	3,641,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,618,424	2,618,424	-	-

Domestic Equity Funds	334,715	334,715	-	-

International Equity Funds	470,295	470,295	-	-

Short-Term Funds	172,577	172,577	-	-

Money Market Funds	44,989	44,989	-	-
Total Investments in Securities:	3,641,000	3,641,000	-	-
Fidelity Flex® Freedom Blend Income Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,516,615)	$3,641,000

Total Investment in Securities (cost $3,516,615)		$3,641,000
Cash		1
Receivable for investments sold		29,062
Receivable for fund shares sold		1,164
Total assets		3,671,227
Liabilities
Payable for investments purchased	$16,897
Payable for fund shares redeemed	13,327
Total liabilities		30,224
Net Assets		$3,641,003
Net Assets consist of:
Paid in capital		$3,762,578
Total accumulated earnings (loss)		(121,575)
Net Assets		$3,641,003
Net Asset Value, offering price and redemption price per share ($3,641,003 ÷ 375,133 shares)		$9.71
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$113,833
Expenses
Independent trustees' fees and expenses	$8
Total expenses		8
Net Investment income (loss)		113,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(14,978)
Capital gain distributions from underlying funds:
Affiliated issuers	16,681
Total net realized gain (loss)		1,703
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	69,125
Total change in net unrealized appreciation (depreciation)		69,125
Net gain (loss)		70,828
Net increase (decrease) in net assets resulting from operations		$184,653
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,825	$35,281
Net realized gain (loss)	1,703	(3,388)
Change in net unrealized appreciation (depreciation)	69,125	32,297
Net increase (decrease) in net assets resulting from operations	184,653	64,190
Distributions to shareholders	(107,858)	(34,758)

Share transactions
Proceeds from sales of shares	799,588	575,972
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	2,626,768	-
Reinvestment of distributions	107,858	34,758
Cost of shares redeemed	(1,001,331)	(428,762)

Net increase (decrease) in net assets resulting from share transactions	2,532,883	181,968
Total increase (decrease) in net assets	2,609,678	211,400

Net Assets
Beginning of period	1,031,325	819,925
End of period	$3,641,003	$1,031,325

Other Information
Shares
Sold	82,966	62,628
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	275,344	-
Issued in reinvestment of distributions	11,230	3,746
Redeemed	(102,997)	(46,398)
Net increase (decrease)	266,543	19,976

Financial Highlights
Fidelity Flex® Freedom Blend Income Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$9.25	$10.15	$10.72	$9.79
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.35	.28	.14
Net realized and unrealized gain (loss)	.18	.24	(.77)	(.33)	1.11
Total from investment operations	.53	.56	(.42)	(.05)	1.25
Distributions from net investment income	(.32)	(.31)	(.36)	(.28)	(.15)
Distributions from net realized gain	-	-	(.12)	(.24)	(.17)
Total distributions	(.32)	(.31)	(.48)	(.52)	(.32)
Net asset value, end of period	$9.71	$9.50	$9.25	$10.15	$10.72
Total Return	5.70%	6.14%	(4.01)%	(.61)%	12.84%
Ratios to Average Net Assets B,C,D
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	- %	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	3.58%	3.49%	3.83%	2.62%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$3,641	$1,031	$820	$151	$123
Portfolio turnover rate F	37 % G	45%	178%	36%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EAmount represents less than .005%.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Flex® Freedom Blend 2010 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 68.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	42,486	422,739
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,908	45,786
Fidelity Series Corporate Bond Fund (a)	21,821	203,374
Fidelity Series Emerging Markets Debt Fund (a)	1,675	13,353
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	476	4,247
Fidelity Series Floating Rate High Income Fund (a)	290	2,562
Fidelity Series Government Bond Index Fund (a)	35,867	329,620
Fidelity Series High Income Fund (a)	298	2,549
Fidelity Series International Credit Fund (a)	8	64
Fidelity Series International Developed Markets Bond Index Fund (a)	14,964	128,839
Fidelity Series Investment Grade Bond Fund (a)	31,071	312,881
Fidelity Series Investment Grade Securitized Fund (a)	21,937	196,775
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,669	86,492
Fidelity Series Real Estate Income Fund (a)	256	2,553
TOTAL BOND FUNDS (Cost $1,756,065)		1,751,834

Domestic Equity Funds - 12.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	4,356	75,002
Fidelity Series Commodity Strategy Fund (a)	63	5,898
Fidelity Series Large Cap Growth Index Fund (a)	2,110	48,247
Fidelity Series Large Cap Stock Fund (a)	1,985	44,542
Fidelity Series Large Cap Value Index Fund (a)	5,514	91,646
Fidelity Series Small Cap Core Fund (a)	1,943	21,047
Fidelity Series Small Cap Opportunities Fund (a)	702	9,359
Fidelity Series Value Discovery Fund (a)	2,097	32,894
TOTAL DOMESTIC EQUITY FUNDS (Cost $263,410)		328,635

International Equity Funds - 15.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,514	24,189
Fidelity Series Emerging Markets Fund (a)	3,052	27,867
Fidelity Series Emerging Markets Opportunities Fund (a)	5,842	111,534
Fidelity Series International Growth Fund (a)	3,143	56,015
Fidelity Series International Index Fund (a)	1,701	21,760
Fidelity Series International Small Cap Fund (a)	2,024	33,781
Fidelity Series International Value Fund (a)	4,322	58,729
Fidelity Series Overseas Fund (a)	3,989	57,156
Fidelity Series Select International Small Cap Fund (a)	40	462
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $326,156)		391,493

Short-Term Funds - 2.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,490	14,956
Fidelity Series Treasury Bill Index Fund (a)	4,758	47,342
TOTAL SHORT-TERM FUNDS (Cost $61,678)		62,298

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $15,819)	4.43	15,819	15,819

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,423,128)	2,550,079
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	2,550,080

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	785,961	146,705	525,984	10,861	(22,716)	38,773	422,739	42,486
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	152,965	25,042	130,568	2,418	(21,843)	20,190	45,786	5,908
Fidelity Series Blue Chip Growth Fund	162,207	41,098	122,340	6,964	34,017	(39,980)	75,002	4,356
Fidelity Series Canada Fund	45,665	11,869	33,746	646	1,265	(864)	24,189	1,514
Fidelity Series Commodity Strategy Fund	37,165	12,034	43,352	693	(27,873)	27,924	5,898	63
Fidelity Series Corporate Bond Fund	431,448	57,399	281,217	9,916	(9,949)	5,693	203,374	21,821
Fidelity Series Emerging Markets Debt Fund	27,429	4,022	17,941	801	135	(292)	13,353	1,675
Fidelity Series Emerging Markets Debt Local Currency Fund	8,846	845	5,357	189	228	(315)	4,247	476
Fidelity Series Emerging Markets Fund	59,793	14,424	47,420	791	1,545	(475)	27,867	3,052
Fidelity Series Emerging Markets Opportunities Fund	239,991	57,117	193,805	2,374	7,955	276	111,534	5,842
Fidelity Series Floating Rate High Income Fund	5,281	846	3,497	246	25	(93)	2,562	290
Fidelity Series Government Bond Index Fund	630,859	100,271	396,968	11,610	(22,858)	18,316	329,620	35,867
Fidelity Series Government Money Market Fund	40,091	8,185	32,457	994	-	-	15,819	15,819
Fidelity Series High Income Fund	28,384	2,030	27,983	729	33	85	2,549	298
Fidelity Series International Credit Fund	60	3	-	3	-	1	64	8
Fidelity Series International Developed Markets Bond Index Fund	209,819	58,039	133,971	5,194	(3,779)	(1,269)	128,839	14,964
Fidelity Series International Growth Fund	114,551	28,435	81,557	2,026	11,485	(16,899)	56,015	3,143
Fidelity Series International Index Fund	43,373	9,173	30,680	554	3,455	(3,561)	21,760	1,701
Fidelity Series International Small Cap Fund	77,763	11,779	52,655	3,255	4,372	(7,478)	33,781	2,024
Fidelity Series International Value Fund	115,109	24,622	84,356	2,221	11,423	(8,069)	58,729	4,322
Fidelity Series Investment Grade Bond Fund	634,926	89,502	405,788	14,262	(21,623)	15,864	312,881	31,071
Fidelity Series Investment Grade Securitized Fund	418,760	55,181	272,795	9,504	(18,034)	13,663	196,775	21,937
Fidelity Series Large Cap Growth Index Fund	102,822	20,684	76,754	282	18,787	(17,292)	48,247	2,110
Fidelity Series Large Cap Stock Fund	108,881	18,703	83,792	3,434	14,402	(13,652)	44,542	1,985
Fidelity Series Large Cap Value Index Fund	194,637	40,474	143,390	2,837	10,038	(10,113)	91,646	5,514
Fidelity Series Long-Term Treasury Bond Index Fund	177,646	41,218	126,282	2,788	(26,815)	20,725	86,492	15,669
Fidelity Series Overseas Fund	114,825	26,008	82,271	1,092	12,381	(13,787)	57,156	3,989
Fidelity Series Real Estate Income Fund	5,110	709	3,326	146	(323)	383	2,553	256
Fidelity Series Select International Small Cap Fund	-	462	-	-	-	-	462	40
Fidelity Series Short-Term Credit Fund	34,717	4,054	23,970	677	351	(196)	14,956	1,490
Fidelity Series Small Cap Core Fund	1,775	27,955	6,776	258	96	(2,003)	21,047	1,943
Fidelity Series Small Cap Opportunities Fund	48,156	4,964	40,794	1,092	6,523	(9,490)	9,359	702
Fidelity Series Treasury Bill Index Fund	116,695	26,789	96,249	2,803	(183)	290	47,342	4,758
Fidelity Series Value Discovery Fund	71,893	13,957	51,488	1,566	1,093	(2,561)	32,894	2,097
	5,247,603	984,598	3,659,529	103,226	(36,387)	13,794	2,550,079

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,751,834	1,751,834	-	-

Domestic Equity Funds	328,635	328,635	-	-

International Equity Funds	391,493	391,493	-	-

Short-Term Funds	62,298	62,298	-	-

Money Market Funds	15,819	15,819	-	-
Total Investments in Securities:	2,550,079	2,550,079	-	-
Fidelity Flex® Freedom Blend 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,423,128)	$2,550,079

Total Investment in Securities (cost $2,423,128)		$2,550,079
Receivable for investments sold		19,181
Receivable for fund shares sold		310
Total assets		2,569,570
Liabilities
Payable for investments purchased	$15,092
Payable for fund shares redeemed	4,398
Total liabilities		19,490
Net Assets		$2,550,080
Net Assets consist of:
Paid in capital		$2,561,154
Total accumulated earnings (loss)		(11,074)
Net Assets		$2,550,080
Net Asset Value, offering price and redemption price per share ($2,550,080 ÷ 257,678 shares)		$9.90
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$87,810
Expenses
Independent trustees' fees and expenses	$8
Total expenses		8
Net Investment income (loss)		87,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(36,387)
Capital gain distributions from underlying funds:
Affiliated issuers	15,416
Total net realized gain (loss)		(20,971)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	13,794
Total change in net unrealized appreciation (depreciation)		13,794
Net gain (loss)		(7,177)
Net increase (decrease) in net assets resulting from operations		$80,625
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,802	$183,689
Net realized gain (loss)	(20,971)	17,905
Change in net unrealized appreciation (depreciation)	13,794	212,379
Net increase (decrease) in net assets resulting from operations	80,625	413,973
Distributions to shareholders	(103,740)	(182,341)

Share transactions
Proceeds from sales of shares	356,265	272,849
Reinvestment of distributions	103,740	182,341
Cost of shares redeemed	(3,134,428)	(1,263,567)

Net increase (decrease) in net assets resulting from share transactions	(2,674,423)	(808,377)
Total increase (decrease) in net assets	(2,697,538)	(576,745)

Net Assets
Beginning of period	5,247,618	5,824,363
End of period	$2,550,080	$5,247,618

Other Information
Shares
Sold	36,153	28,976
Issued in reinvestment of distributions	10,727	19,094
Redeemed	(326,612)	(133,241)
Net increase (decrease)	(279,732)	(85,171)

Financial Highlights
Fidelity Flex® Freedom Blend 2010 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$9.36	$10.38	$11.06	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.32	.31	.39	.30	.15
Net realized and unrealized gain (loss)	.25 C	.39	(.90)	(.27)	1.82
Total from investment operations	.57	.70	(.51)	.03	1.97
Distributions from net investment income	(.43)	(.30)	(.33)	(.30)	(.17)
Distributions from net realized gain	-	- D	(.18)	(.41)	(.27)
Total distributions	(.43)	(.30)	(.51)	(.71)	(.43) E
Net asset value, end of period	$9.90	$9.76	$9.36	$10.38	$11.06
Total Return	5.93%	7.59%	(4.76)%	.02%	20.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	3.22%	3.24%	4.27%	2.67%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$2,550	$5,248	$5,824	$135	$131
Portfolio turnover rate I	36%	23%	98%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2015 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 62.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	89,509	890,613
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	46,334	359,088
Fidelity Series Corporate Bond Fund (a)	63,306	590,007
Fidelity Series Emerging Markets Debt Fund (a)	5,489	43,751
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,369	12,229
Fidelity Series Floating Rate High Income Fund (a)	922	8,151
Fidelity Series Government Bond Index Fund (a)	104,052	956,242
Fidelity Series High Income Fund (a)	948	8,106
Fidelity Series International Credit Fund (a)	8	65
Fidelity Series International Developed Markets Bond Index Fund (a)	47,605	409,883
Fidelity Series Investment Grade Bond Fund (a)	90,138	907,694
Fidelity Series Investment Grade Securitized Fund (a)	63,641	570,860
Fidelity Series Long-Term Treasury Bond Index Fund (a)	53,394	294,736
Fidelity Series Real Estate Income Fund (a)	814	8,120
TOTAL BOND FUNDS (Cost $5,148,026)		5,059,545

Domestic Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	19,874	342,235
Fidelity Series Commodity Strategy Fund (a)	200	18,758
Fidelity Series Large Cap Growth Index Fund (a)	9,626	220,154
Fidelity Series Large Cap Stock Fund (a)	9,058	203,260
Fidelity Series Large Cap Value Index Fund (a)	25,162	418,192
Fidelity Series Small Cap Core Fund (a)	8,866	96,020
Fidelity Series Small Cap Opportunities Fund (a)	3,203	42,700
Fidelity Series Value Discovery Fund (a)	9,567	150,099
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,185,750)		1,491,418

International Equity Funds - 19.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,258	100,008
Fidelity Series Emerging Markets Fund (a)	11,574	105,670
Fidelity Series Emerging Markets Opportunities Fund (a)	22,154	422,917
Fidelity Series International Growth Fund (a)	13,053	232,607
Fidelity Series International Index Fund (a)	7,037	89,997
Fidelity Series International Small Cap Fund (a)	6,436	107,415
Fidelity Series International Value Fund (a)	17,807	241,991
Fidelity Series Overseas Fund (a)	16,496	236,389
Fidelity Series Select International Small Cap Fund (a)	127	1,477
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,272,010)		1,538,471

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	651	6,536
Fidelity Series Treasury Bill Index Fund (a)	1,104	10,983
TOTAL SHORT-TERM FUNDS (Cost $17,248)		17,519

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $1,136)	4.43	1,136	1,136

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,624,170)	8,108,089
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	8,108,092

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,027,379	277,816	454,040	28,854	(8,735)	48,193	890,613	89,509
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	605,235	93,659	344,097	19,360	(55,170)	59,461	359,088	46,334
Fidelity Series Blue Chip Growth Fund	479,985	148,662	283,878	40,690	67,000	(69,534)	342,235	19,874
Fidelity Series Canada Fund	125,778	32,804	63,983	3,676	3,333	2,076	100,008	6,258
Fidelity Series Commodity Strategy Fund	77,520	26,060	82,978	2,847	(48,995)	47,151	18,758	200
Fidelity Series Corporate Bond Fund	820,230	112,261	348,372	33,486	(3,564)	9,452	590,007	63,306
Fidelity Series Emerging Markets Debt Fund	57,256	7,263	21,554	3,075	606	180	43,751	5,489
Fidelity Series Emerging Markets Debt Local Currency Fund	18,410	1,466	7,473	738	216	(390)	12,229	1,369
Fidelity Series Emerging Markets Fund	146,786	41,260	86,493	4,020	1,083	3,034	105,670	11,574
Fidelity Series Emerging Markets Opportunities Fund	589,145	158,396	358,572	12,052	15,963	17,985	422,917	22,154
Fidelity Series Floating Rate High Income Fund	11,016	1,826	4,482	912	12	(221)	8,151	922
Fidelity Series Government Bond Index Fund	1,199,329	218,119	470,223	39,422	(15,592)	24,609	956,242	104,052
Fidelity Series Government Money Market Fund	20,404	14,056	33,324	611	-	-	1,136	1,136
Fidelity Series High Income Fund	59,206	5,511	58,035	2,707	1,219	205	8,106	948
Fidelity Series International Credit Fund	60	3	-	3	-	2	65	8
Fidelity Series International Developed Markets Bond Index Fund	437,723	156,914	176,155	16,765	(3,307)	(5,292)	409,883	47,605
Fidelity Series International Growth Fund	315,521	76,978	149,471	11,526	16,347	(26,768)	232,607	13,053
Fidelity Series International Index Fund	119,466	22,994	54,931	3,152	5,638	(3,170)	89,997	7,037
Fidelity Series International Small Cap Fund	163,296	32,676	81,926	14,100	3,718	(10,349)	107,415	6,436
Fidelity Series International Value Fund	317,056	73,655	168,805	12,629	20,161	(76)	241,991	17,807
Fidelity Series Investment Grade Bond Fund	1,207,057	176,863	485,851	48,323	(12,236)	21,861	907,694	90,138
Fidelity Series Investment Grade Securitized Fund	796,110	103,937	336,084	32,303	(11,734)	18,631	570,860	63,641
Fidelity Series Large Cap Growth Index Fund	304,264	67,936	180,078	1,702	46,116	(18,084)	220,154	9,626
Fidelity Series Large Cap Stock Fund	322,186	60,448	192,589	20,336	33,920	(20,705)	203,260	9,058
Fidelity Series Large Cap Value Index Fund	575,927	136,806	319,243	16,883	29,529	(4,827)	418,192	25,162
Fidelity Series Long-Term Treasury Bond Index Fund	396,858	129,327	224,749	11,128	(33,904)	27,204	294,736	53,394
Fidelity Series Overseas Fund	316,274	67,307	152,247	6,214	20,218	(15,163)	236,389	16,496
Fidelity Series Real Estate Income Fund	10,660	1,249	4,097	597	(273)	581	8,120	814
Fidelity Series Select International Small Cap Fund	-	1,477	-	-	-	-	1,477	127
Fidelity Series Short-Term Credit Fund	10,493	951	5,070	375	121	41	6,536	651
Fidelity Series Small Cap Core Fund	5,196	154,450	55,791	1,500	(7)	(7,828)	96,020	8,866
Fidelity Series Small Cap Opportunities Fund	142,503	15,258	107,774	6,399	18,542	(25,829)	42,700	3,203
Fidelity Series Treasury Bill Index Fund	54,609	54,578	98,268	1,680	29	35	10,983	1,104
Fidelity Series Value Discovery Fund	212,740	50,904	112,644	9,009	3,918	(4,819)	150,099	9,567
	10,945,678	2,523,870	5,523,277	407,074	94,172	67,646	8,108,089

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,059,545	5,059,545	-	-

Domestic Equity Funds	1,491,418	1,491,418	-	-

International Equity Funds	1,538,471	1,538,471	-	-

Short-Term Funds	17,519	17,519	-	-

Money Market Funds	1,136	1,136	-	-
Total Investments in Securities:	8,108,089	8,108,089	-	-
Fidelity Flex® Freedom Blend 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,624,170)	$8,108,089

Total Investment in Securities (cost $7,624,170)		$8,108,089
Receivable for investments sold		95,156
Receivable for fund shares sold		1,860
Total assets		8,205,105
Liabilities
Payable for investments purchased	$64,866
Payable for fund shares redeemed	32,147
Total liabilities		97,013
Net Assets		$8,108,092
Net Assets consist of:
Paid in capital		$7,727,856
Total accumulated earnings (loss)		380,236
Net Assets		$8,108,092
Net Asset Value, offering price and redemption price per share ($8,108,092 ÷ 787,742 shares)		$10.29
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$320,452
Expenses
Independent trustees' fees and expenses	$27
Total expenses		27
Net Investment income (loss)		320,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	94,172
Capital gain distributions from underlying funds:
Affiliated issuers	86,622
Total net realized gain (loss)		180,794
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	67,646
Total change in net unrealized appreciation (depreciation)		67,646
Net gain (loss)		248,440
Net increase (decrease) in net assets resulting from operations		$568,865
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$320,425	$331,381
Net realized gain (loss)	180,794	74,898
Change in net unrealized appreciation (depreciation)	67,646	565,326
Net increase (decrease) in net assets resulting from operations	568,865	971,605
Distributions to shareholders	(327,819)	(329,206)

Share transactions
Proceeds from sales of shares	716,629	818,797
Reinvestment of distributions	327,819	329,206
Cost of shares redeemed	(4,123,096)	(1,910,253)

Net increase (decrease) in net assets resulting from share transactions	(3,078,648)	(762,250)
Total increase (decrease) in net assets	(2,837,602)	(119,851)

Net Assets
Beginning of period	10,945,694	11,065,545
End of period	$8,108,092	$10,945,694

Other Information
Shares
Sold	69,944	85,332
Issued in reinvestment of distributions	32,493	33,751
Redeemed	(403,589)	(198,685)
Net increase (decrease)	(301,152)	(79,602)

Financial Highlights
Fidelity Flex® Freedom Blend 2015 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$9.47	$10.62	$11.29	$9.35
Income from Investment Operations
Net investment income (loss) A,B	.33	.29	.38	.31	.16
Net realized and unrealized gain (loss)	.24	.59	(.98)	(.22)	2.27
Total from investment operations	.57	.88	(.60)	.09	2.43
Distributions from net investment income	(.33)	(.30)	(.37)	(.30)	(.17)
Distributions from net realized gain	-	(.01)	(.18)	(.46)	(.31)
Total distributions	(.33)	(.30) C	(.55)	(.76)	(.49) C
Net asset value, end of period	$10.29	$10.05	$9.47	$10.62	$11.29
Total Return	5.73%	9.41%	(5.53)%	.49%	26.24%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.16%	3.04%	4.09%	2.72%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$8,108	$10,946	$11,066	$170	$136
Portfolio turnover rate G	25%	24%	93%	32%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2020 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 53.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	99,935	994,349
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	296,530	2,298,110
Fidelity Series Corporate Bond Fund (a)	184,934	1,723,581
Fidelity Series Emerging Markets Debt Fund (a)	19,416	154,749
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,523	40,394
Fidelity Series Floating Rate High Income Fund (a)	3,214	28,411
Fidelity Series Government Bond Index Fund (a)	303,970	2,793,483
Fidelity Series High Income Fund (a)	3,305	28,259
Fidelity Series International Credit Fund (a)	9	79
Fidelity Series International Developed Markets Bond Index Fund (a)	163,997	1,412,016
Fidelity Series Investment Grade Bond Fund (a)	263,321	2,651,648
Fidelity Series Investment Grade Securitized Fund (a)	185,916	1,667,662
Fidelity Series Long-Term Treasury Bond Index Fund (a)	228,519	1,261,427
Fidelity Series Real Estate Income Fund (a)	2,837	28,308
TOTAL BOND FUNDS (Cost $15,631,078)		15,082,476

Domestic Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	90,235	1,553,851
Fidelity Series Commodity Strategy Fund (a)	697	65,388
Fidelity Series Large Cap Growth Index Fund (a)	43,706	999,556
Fidelity Series Large Cap Stock Fund (a)	41,124	922,812
Fidelity Series Large Cap Value Index Fund (a)	114,240	1,898,675
Fidelity Series Small Cap Core Fund (a)	40,263	436,049
Fidelity Series Small Cap Opportunities Fund (a)	14,545	193,889
Fidelity Series Value Discovery Fund (a)	43,434	681,486
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,403,168)		6,751,706

International Equity Funds - 22.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	26,939	430,492
Fidelity Series Emerging Markets Fund (a)	47,100	430,026
Fidelity Series Emerging Markets Opportunities Fund (a)	90,157	1,721,093
Fidelity Series International Growth Fund (a)	56,072	999,199
Fidelity Series International Index Fund (a)	30,176	385,954
Fidelity Series International Small Cap Fund (a)	22,437	374,468
Fidelity Series International Value Fund (a)	76,117	1,034,434
Fidelity Series Overseas Fund (a)	70,746	1,013,786
Fidelity Series Select International Small Cap Fund (a)	442	5,129
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,290,087)		6,394,581

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $25,925)	2,606	25,926

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $5,153)	4.43	5,153	5,152

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,355,411)	28,259,841
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	28,259,843

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,176,451	582,761	811,038	36,905	(12,282)	58,457	994,349	99,935
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,531,509	364,090	644,016	82,828	(85,182)	131,709	2,298,110	296,530
Fidelity Series Blue Chip Growth Fund	1,766,415	634,300	806,978	150,538	158,625	(198,511)	1,553,851	90,235
Fidelity Series Canada Fund	443,880	108,370	140,738	13,141	3,443	15,537	430,492	26,939
Fidelity Series Commodity Strategy Fund	220,143	69,654	219,083	8,102	(136,391)	131,065	65,388	697
Fidelity Series Corporate Bond Fund	1,855,225	389,130	541,188	79,333	(630)	21,044	1,723,581	184,934
Fidelity Series Emerging Markets Debt Fund	162,771	21,736	32,088	9,171	492	1,838	154,749	19,416
Fidelity Series Emerging Markets Debt Local Currency Fund	52,138	3,822	15,281	2,103	702	(987)	40,394	4,523
Fidelity Series Emerging Markets Fund	480,128	130,737	198,394	13,307	1,989	15,566	430,026	47,100
Fidelity Series Emerging Markets Opportunities Fund	1,927,046	500,135	830,530	39,825	27,748	96,694	1,721,093	90,157
Fidelity Series Floating Rate High Income Fund	31,292	6,096	8,294	2,701	4	(687)	28,411	3,214
Fidelity Series Government Bond Index Fund	2,712,641	744,323	698,005	93,591	(4,136)	38,660	2,793,483	303,970
Fidelity Series Government Money Market Fund	30,734	46,648	72,230	749	-	-	5,152	5,153
Fidelity Series High Income Fund	168,166	15,662	159,773	7,910	3,567	637	28,259	3,305
Fidelity Series International Credit Fund	73	4	-	4	-	2	79	9
Fidelity Series International Developed Markets Bond Index Fund	1,243,212	500,173	305,597	48,072	(2,929)	(22,843)	1,412,016	163,997
Fidelity Series International Growth Fund	1,113,547	257,548	330,422	41,211	22,803	(64,277)	999,199	56,072
Fidelity Series International Index Fund	421,617	79,297	126,633	11,268	9,418	2,255	385,954	30,176
Fidelity Series International Small Cap Fund	463,760	92,213	163,875	40,467	7,812	(25,442)	374,468	22,437
Fidelity Series International Value Fund	1,118,945	237,679	409,501	45,146	41,997	45,314	1,034,434	76,117
Fidelity Series Investment Grade Bond Fund	2,730,193	627,476	741,289	114,370	(5,727)	40,995	2,651,648	263,321
Fidelity Series Investment Grade Securitized Fund	1,800,692	375,331	533,765	76,336	(9,668)	35,072	1,667,662	185,916
Fidelity Series Large Cap Growth Index Fund	1,119,598	289,499	499,189	6,355	113,495	(23,847)	999,556	43,706
Fidelity Series Large Cap Stock Fund	1,185,552	235,749	539,084	77,720	87,564	(46,969)	922,812	41,124
Fidelity Series Large Cap Value Index Fund	2,119,503	505,488	814,402	63,148	59,318	28,768	1,898,675	114,240
Fidelity Series Long-Term Treasury Bond Index Fund	1,665,668	242,355	622,504	50,382	(92,366)	68,274	1,261,427	228,519
Fidelity Series Overseas Fund	1,116,197	214,319	338,971	22,216	31,842	(9,601)	1,013,786	70,746
Fidelity Series Real Estate Income Fund	30,277	3,715	6,630	1,765	(323)	1,269	28,308	2,837
Fidelity Series Select International Small Cap Fund	-	5,129	-	-	-	-	5,129	442
Fidelity Series Short-Term Credit Fund	137	11	148	-	-	-	-	-
Fidelity Series Small Cap Core Fund	21,388	589,174	135,275	5,490	68	(39,306)	436,049	40,263
Fidelity Series Small Cap Opportunities Fund	524,135	52,916	354,546	23,694	64,552	(93,168)	193,889	14,545
Fidelity Series Treasury Bill Index Fund	71,801	164,287	210,227	1,873	55	10	25,926	2,606
Fidelity Series Value Discovery Fund	782,684	181,876	279,596	34,571	8,656	(12,134)	681,486	43,434
	31,087,518	8,271,703	11,589,290	1,204,292	294,516	195,394	28,259,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	15,082,476	15,082,476	-	-

Domestic Equity Funds	6,751,706	6,751,706	-	-

International Equity Funds	6,394,581	6,394,581	-	-

Short-Term Funds	25,926	25,926	-	-

Money Market Funds	5,152	5,152	-	-
Total Investments in Securities:	28,259,841	28,259,841	-	-
Fidelity Flex® Freedom Blend 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $26,355,411)	$28,259,841

Total Investment in Securities (cost $26,355,411)		$28,259,841
Receivable for investments sold		299,002
Receivable for fund shares sold		8,454
Total assets		28,567,297
Liabilities
Payable for investments purchased	$307,405
Payable for fund shares redeemed	49
Total liabilities		307,454
Net Assets		$28,259,843
Net Assets consist of:
Paid in capital		$26,360,397
Total accumulated earnings (loss)		1,899,446
Net Assets		$28,259,843
Net Asset Value, offering price and redemption price per share ($28,259,843 ÷ 2,609,893 shares)		$10.83
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$889,128
Expenses
Independent trustees' fees and expenses	$79
Total expenses		79
Net Investment income (loss)		889,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	294,516
Capital gain distributions from underlying funds:
Affiliated issuers	315,164
Total net realized gain (loss)		609,680
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	195,394
Total change in net unrealized appreciation (depreciation)		195,394
Net gain (loss)		805,074
Net increase (decrease) in net assets resulting from operations		$1,694,123
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$889,049	$1,039,394
Net realized gain (loss)	609,680	265,372
Change in net unrealized appreciation (depreciation)	195,394	2,129,954
Net increase (decrease) in net assets resulting from operations	1,694,123	3,434,720
Distributions to shareholders	(821,824)	(942,984)

Share transactions
Proceeds from sales of shares	2,025,324	2,222,445
Reinvestment of distributions	821,824	942,984
Cost of shares redeemed	(6,547,158)	(17,304,603)

Net increase (decrease) in net assets resulting from share transactions	(3,700,010)	(14,139,174)
Total increase (decrease) in net assets	(2,827,711)	(11,647,438)

Net Assets
Beginning of period	31,087,554	42,734,992
End of period	$28,259,843	$31,087,554

Other Information
Shares
Sold	187,401	223,496
Issued in reinvestment of distributions	77,165	92,449
Redeemed	(604,455)	(1,751,063)
Net increase (decrease)	(339,889)	(1,435,118)

Financial Highlights
Fidelity Flex® Freedom Blend 2020 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.54	$9.75	$10.93	$11.51	$9.20
Income from Investment Operations
Net investment income (loss) A,B	.32	.28	.39	.31	.17
Net realized and unrealized gain (loss)	.27	.80	(1.09)	(.16)	2.67
Total from investment operations	.59	1.08	(.70)	.15	2.84
Distributions from net investment income	(.30)	(.28)	(.33)	(.27)	(.18)
Distributions from net realized gain	-	(.01)	(.15)	(.46)	(.36)
Total distributions	(.30)	(.29)	(.48)	(.73)	(.53) C
Net asset value, end of period	$10.83	$10.54	$9.75	$10.93	$11.51
Total Return	5.68%	11.14%	(6.22)%	.98%	31.33%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.96%	2.81%	4.09%	2.70%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$28,260	$31,088	$42,735	$263	$140
Portfolio turnover rate G	28%	22%	63%	36%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2025 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 45.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	613,432	4,754,101
Fidelity Series Corporate Bond Fund (a)	211,390	1,970,157
Fidelity Series Emerging Markets Debt Fund (a)	30,498	243,068
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,928	61,870
Fidelity Series Floating Rate High Income Fund (a)	5,023	44,401
Fidelity Series Government Bond Index Fund (a)	347,459	3,193,149
Fidelity Series High Income Fund (a)	5,165	44,158
Fidelity Series International Credit Fund (a)	9	80
Fidelity Series International Developed Markets Bond Index Fund (a)	182,486	1,571,208
Fidelity Series Investment Grade Bond Fund (a)	301,007	3,031,143
Fidelity Series Investment Grade Securitized Fund (a)	212,524	1,906,338
Fidelity Series Long-Term Treasury Bond Index Fund (a)	553,509	3,055,369
Fidelity Series Real Estate Income Fund (a)	4,433	44,236
TOTAL BOND FUNDS (Cost $20,805,870)		19,919,278

Domestic Equity Funds - 28.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	170,346	2,933,360
Fidelity Series Commodity Strategy Fund (a)	1,089	102,173
Fidelity Series Large Cap Growth Index Fund (a)	82,510	1,887,009
Fidelity Series Large Cap Stock Fund (a)	77,649	1,742,452
Fidelity Series Large Cap Value Index Fund (a)	215,665	3,584,347
Fidelity Series Small Cap Core Fund (a)	75,931	822,338
Fidelity Series Small Cap Opportunities Fund (a)	27,442	365,799
Fidelity Series Value Discovery Fund (a)	81,993	1,286,473
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,143,869)		12,723,951

International Equity Funds - 26.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	50,093	800,490
Fidelity Series Emerging Markets Fund (a)	81,890	747,659
Fidelity Series Emerging Markets Opportunities Fund (a)	156,755	2,992,459
Fidelity Series International Growth Fund (a)	104,196	1,856,771
Fidelity Series International Index Fund (a)	56,029	716,614
Fidelity Series International Small Cap Fund (a)	35,047	584,928
Fidelity Series International Value Fund (a)	141,128	1,917,931
Fidelity Series Overseas Fund (a)	131,344	1,882,157
Fidelity Series Select International Small Cap Fund (a)	705	8,179
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,471,335)		11,507,188

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $40,421,074)	44,150,417
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100.0%	44,150,414

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	25,998	356,511	385,657	2,113	3,257	(109)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,965,716	1,382,914	1,694,625	164,548	(91,639)	191,735	4,754,101	613,432
Fidelity Series Blue Chip Growth Fund	3,531,513	1,313,823	1,831,725	289,102	337,995	(418,246)	2,933,360	170,346
Fidelity Series Canada Fund	867,026	245,582	347,106	24,089	8,928	26,060	800,490	50,093
Fidelity Series Commodity Strategy Fund	368,832	122,495	381,077	12,888	(231,053)	222,976	102,173	1,089
Fidelity Series Corporate Bond Fund	2,371,309	582,943	1,008,986	95,790	(3,194)	28,085	1,970,157	211,390
Fidelity Series Emerging Markets Debt Fund	272,606	51,660	85,081	14,726	1,585	2,298	243,068	30,498
Fidelity Series Emerging Markets Debt Local Currency Fund	87,388	9,825	34,928	3,300	1,501	(1,916)	61,870	6,928
Fidelity Series Emerging Markets Fund	892,643	274,862	451,832	23,251	6,464	25,522	747,659	81,890
Fidelity Series Emerging Markets Opportunities Fund	3,582,979	1,062,482	1,876,720	69,507	66,836	156,882	2,992,459	156,755
Fidelity Series Floating Rate High Income Fund	52,415	12,263	19,177	4,359	55	(1,155)	44,401	5,023
Fidelity Series Government Bond Index Fund	3,467,241	1,090,466	1,406,714	112,920	(24,429)	66,585	3,193,149	347,459
Fidelity Series Government Money Market Fund	38,808	14,590	53,398	322	-	-	-	-
Fidelity Series High Income Fund	281,685	38,636	282,903	12,821	5,653	1,087	44,158	5,165
Fidelity Series International Credit Fund	74	4	-	4	-	2	80	9
Fidelity Series International Developed Markets Bond Index Fund	2,051,416	887,082	1,334,891	75,952	(14,371)	(18,028)	1,571,208	182,486
Fidelity Series International Growth Fund	2,174,847	585,920	822,493	75,554	66,312	(147,815)	1,856,771	104,196
Fidelity Series International Index Fund	823,487	195,046	324,335	20,658	25,028	(2,612)	716,614	56,029
Fidelity Series International Small Cap Fund	776,855	188,753	353,959	63,178	18,487	(45,208)	584,928	35,047
Fidelity Series International Value Fund	2,185,469	546,044	981,360	82,794	103,445	64,333	1,917,931	141,128
Fidelity Series Investment Grade Bond Fund	3,489,674	986,404	1,487,769	138,090	(19,516)	62,350	3,031,143	301,007
Fidelity Series Investment Grade Securitized Fund	2,301,544	578,819	1,004,701	92,096	(22,375)	53,051	1,906,338	212,524
Fidelity Series Large Cap Growth Index Fund	2,237,152	617,641	1,138,954	12,005	253,514	(82,344)	1,887,009	82,510
Fidelity Series Large Cap Stock Fund	2,370,432	499,296	1,206,962	147,825	196,340	(116,654)	1,742,452	77,649
Fidelity Series Large Cap Value Index Fund	4,237,600	1,044,846	1,867,971	118,191	143,167	26,705	3,584,347	215,665
Fidelity Series Long-Term Treasury Bond Index Fund	3,645,594	1,088,062	1,639,126	111,299	(197,002)	157,841	3,055,369	553,509
Fidelity Series Overseas Fund	2,180,060	503,982	841,922	40,729	81,378	(41,341)	1,882,157	131,344
Fidelity Series Real Estate Income Fund	50,706	8,202	16,259	2,821	(822)	2,409	44,236	4,433
Fidelity Series Select International Small Cap Fund	-	8,179	-	-	-	-	8,179	705
Fidelity Series Small Cap Core Fund	42,006	1,174,705	319,196	10,264	(2,418)	(72,759)	822,338	75,931
Fidelity Series Small Cap Opportunities Fund	1,048,279	124,909	752,848	45,770	133,864	(188,405)	365,799	27,442
Fidelity Series Treasury Bill Index Fund	91,167	30,877	122,044	643	-	-	-	-
Fidelity Series Value Discovery Fund	1,565,081	387,208	660,636	64,869	22,658	(27,838)	1,286,473	81,993
	52,077,602	16,015,031	24,735,355	1,932,478	869,648	(76,509)	44,150,417

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	19,919,278	19,919,278	-	-

Domestic Equity Funds	12,723,951	12,723,951	-	-

International Equity Funds	11,507,188	11,507,188	-	-
Total Investments in Securities:	44,150,417	44,150,417	-	-
Fidelity Flex® Freedom Blend 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $40,421,074)	$44,150,417

Total Investment in Securities (cost $40,421,074)		$44,150,417
Cash		1
Receivable for investments sold		448,476
Receivable for fund shares sold		118,845
Total assets		44,717,739
Liabilities
Payable for investments purchased	$567,219
Payable for fund shares redeemed	106
Total liabilities		567,325
Net Assets		$44,150,414
Net Assets consist of:
Paid in capital		$40,234,437
Total accumulated earnings (loss)		3,915,977
Net Assets		$44,150,414
Net Asset Value, offering price and redemption price per share ($44,150,414 ÷ 4,044,960 shares)		$10.91
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$1,341,740
Expenses
Independent trustees' fees and expenses	$127
Total expenses		127
Net Investment income (loss)		1,341,613
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	869,648
Capital gain distributions from underlying funds:
Affiliated issuers	590,738
Total net realized gain (loss)		1,460,386
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(76,509)
Total change in net unrealized appreciation (depreciation)		(76,509)
Net gain (loss)		1,383,877
Net increase (decrease) in net assets resulting from operations		$2,725,490
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,341,613	$1,666,563
Net realized gain (loss)	1,460,386	899,429
Change in net unrealized appreciation (depreciation)	(76,509)	4,005,641
Net increase (decrease) in net assets resulting from operations	2,725,490	6,571,633
Distributions to shareholders	(2,420,206)	(1,603,886)

Share transactions
Proceeds from sales of shares	7,875,768	8,376,194
Reinvestment of distributions	2,420,206	1,603,886
Cost of shares redeemed	(18,528,494)	(33,671,026)

Net increase (decrease) in net assets resulting from share transactions	(8,232,520)	(23,690,946)
Total increase (decrease) in net assets	(7,927,236)	(18,723,199)

Net Assets
Beginning of period	52,077,650	70,800,849
End of period	$44,150,414	$52,077,650

Other Information
Shares
Sold	709,441	821,022
Issued in reinvestment of distributions	224,793	153,676
Redeemed	(1,672,862)	(3,319,294)
Net increase (decrease)	(738,628)	(2,344,596)

Financial Highlights
Fidelity Flex® Freedom Blend 2025 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$9.93	$11.10	$11.67	$9.07
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.38	.32	.17
Net realized and unrealized gain (loss)	.29	.98	(1.12)	(.12)	3.00
Total from investment operations	.60	1.26	(.74)	.20	3.17
Distributions from net investment income	(.32)	(.30)	(.31)	(.28)	(.18)
Distributions from net realized gain	(.25)	-	(.12)	(.49)	(.39)
Total distributions	(.58) C	(.30)	(.43)	(.77)	(.57)
Net asset value, end of period	$10.91	$10.89	$9.93	$11.10	$11.67
Total Return	5.58%	12.78%	(6.51)%	1.41%	35.43%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.77%	2.71%	3.95%	2.78%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$44,150	$52,078	$70,801	$436	$143
Portfolio turnover rate G	33%	23%	64%	39%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2030 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 38.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	627,301	4,861,579
Fidelity Series Corporate Bond Fund (a)	311,671	2,904,777
Fidelity Series Emerging Markets Debt Fund (a)	51,408	409,721
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,450	102,245
Fidelity Series Floating Rate High Income Fund (a)	8,432	74,536
Fidelity Series Government Bond Index Fund (a)	512,279	4,707,843
Fidelity Series High Income Fund (a)	8,671	74,135
Fidelity Series International Credit Fund (a)	8	67
Fidelity Series International Developed Markets Bond Index Fund (a)	303,771	2,615,466
Fidelity Series Investment Grade Bond Fund (a)	443,777	4,468,838
Fidelity Series Investment Grade Securitized Fund (a)	313,324	2,810,512
Fidelity Series Long-Term Treasury Bond Index Fund (a)	986,141	5,443,496
Fidelity Series Real Estate Income Fund (a)	7,441	74,265
TOTAL BOND FUNDS (Cost $29,509,300)		28,547,480

Domestic Equity Funds - 32.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	325,250	5,600,813
Fidelity Series Commodity Strategy Fund (a)	1,829	171,564
Fidelity Series Large Cap Growth Index Fund (a)	157,538	3,602,894
Fidelity Series Large Cap Stock Fund (a)	148,231	3,326,306
Fidelity Series Large Cap Value Index Fund (a)	411,788	6,843,917
Fidelity Series Small Cap Core Fund (a)	145,121	1,571,656
Fidelity Series Small Cap Opportunities Fund (a)	52,426	698,839
Fidelity Series Value Discovery Fund (a)	156,561	2,456,449
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,406,359)		24,272,438

International Equity Funds - 28.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	93,696	1,497,260
Fidelity Series Emerging Markets Fund (a)	149,990	1,369,413
Fidelity Series Emerging Markets Opportunities Fund (a)	287,096	5,480,657
Fidelity Series International Growth Fund (a)	195,165	3,477,840
Fidelity Series International Index Fund (a)	104,730	1,339,498
Fidelity Series International Small Cap Fund (a)	58,839	982,028
Fidelity Series International Value Fund (a)	263,199	3,576,868
Fidelity Series Overseas Fund (a)	245,531	3,518,461
Fidelity Series Select International Small Cap Fund (a)	1,161	13,465
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,566,017)		21,255,490

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $66,481,676)	74,075,408
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100.0%	74,075,405

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	38,901	545,410	589,259	3,430	5,109	(161)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,175,325	1,670,935	1,083,898	156,261	(38,964)	138,181	4,861,579	627,301
Fidelity Series Blue Chip Growth Fund	6,006,140	2,544,108	2,760,873	537,791	328,950	(517,512)	5,600,813	325,250
Fidelity Series Canada Fund	1,452,411	439,531	455,401	44,320	3,985	56,734	1,497,260	93,696
Fidelity Series Commodity Strategy Fund	551,759	196,116	562,787	21,077	(262,493)	248,969	171,564	1,829
Fidelity Series Corporate Bond Fund	3,104,472	907,378	1,143,119	134,099	(516)	36,562	2,904,777	311,671
Fidelity Series Emerging Markets Debt Fund	408,651	87,128	92,375	23,788	774	5,543	409,721	51,408
Fidelity Series Emerging Markets Debt Local Currency Fund	129,961	15,247	42,141	5,321	502	(1,324)	102,245	11,450
Fidelity Series Emerging Markets Fund	1,449,172	452,216	585,427	41,466	1,584	51,868	1,369,413	149,990
Fidelity Series Emerging Markets Opportunities Fund	5,816,283	1,703,160	2,420,252	123,881	59,000	322,466	5,480,657	287,096
Fidelity Series Floating Rate High Income Fund	78,414	20,500	22,597	6,982	(58)	(1,723)	74,536	8,432
Fidelity Series Government Bond Index Fund	4,539,440	1,696,878	1,589,645	158,254	(7,655)	68,825	4,707,843	512,279
Fidelity Series Government Money Market Fund	58,385	24,854	83,239	505	-	-	-	-
Fidelity Series High Income Fund	421,445	56,841	414,944	20,342	9,355	1,438	74,135	8,671
Fidelity Series International Credit Fund	63	3	-	3	-	1	67	8
Fidelity Series International Developed Markets Bond Index Fund	3,046,129	1,457,506	1,838,240	120,349	(15,705)	(34,224)	2,615,466	303,771
Fidelity Series International Growth Fund	3,643,995	1,035,620	1,060,407	139,016	50,939	(192,307)	3,477,840	195,165
Fidelity Series International Index Fund	1,379,662	354,192	435,966	38,007	18,735	22,875	1,339,498	104,730
Fidelity Series International Small Cap Fund	1,162,466	312,041	447,095	103,781	16,102	(61,486)	982,028	58,839
Fidelity Series International Value Fund	3,661,507	992,899	1,386,464	152,314	109,341	199,585	3,576,868	263,199
Fidelity Series Investment Grade Bond Fund	4,568,667	1,551,716	1,713,869	193,266	(12,701)	75,025	4,468,838	443,777
Fidelity Series Investment Grade Securitized Fund	3,013,292	904,294	1,151,663	128,982	(20,068)	64,657	2,810,512	313,324
Fidelity Series Large Cap Growth Index Fund	3,804,941	1,220,454	1,718,165	22,057	252,535	43,129	3,602,894	157,538
Fidelity Series Large Cap Stock Fund	4,031,193	1,014,589	1,859,541	267,599	245,650	(105,585)	3,326,306	148,231
Fidelity Series Large Cap Value Index Fund	7,206,343	2,113,287	2,793,028	220,125	160,183	157,132	6,843,917	411,788
Fidelity Series Long-Term Treasury Bond Index Fund	5,782,187	1,914,651	2,194,597	190,014	(293,337)	234,592	5,443,496	986,141
Fidelity Series Overseas Fund	3,652,588	925,129	1,136,818	74,938	60,822	16,740	3,518,461	245,531
Fidelity Series Real Estate Income Fund	75,900	13,966	18,104	4,543	(551)	3,054	74,265	7,441
Fidelity Series Select International Small Cap Fund	-	13,465	-	-	-	-	13,465	1,161
Fidelity Series Small Cap Core Fund	71,519	2,132,502	484,238	19,093	(3,609)	(144,518)	1,571,656	145,121
Fidelity Series Small Cap Opportunities Fund	1,782,434	238,590	1,211,042	85,432	202,135	(313,278)	698,839	52,426
Fidelity Series Treasury Bill Index Fund	136,235	51,907	188,143	1,000	1	-	-	-
Fidelity Series Value Discovery Fund	2,661,465	782,468	979,829	120,878	30,146	(37,801)	2,456,449	156,561
	77,911,345	27,389,581	32,463,166	3,158,914	900,191	337,457	74,075,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	28,547,480	28,547,480	-	-

Domestic Equity Funds	24,272,438	24,272,438	-	-

International Equity Funds	21,255,490	21,255,490	-	-
Total Investments in Securities:	74,075,408	74,075,408	-	-
Fidelity Flex® Freedom Blend 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $66,481,676)	$74,075,408

Total Investment in Securities (cost $66,481,676)		$74,075,408
Cash		1
Receivable for investments sold		990,257
Receivable for fund shares sold		21,582
Total assets		75,087,248
Liabilities
Payable for investments purchased	$970,590
Payable for fund shares redeemed	41,253
Total liabilities		1,011,843
Net Assets		$74,075,405
Net Assets consist of:
Paid in capital		$66,057,099
Total accumulated earnings (loss)		8,018,306
Net Assets		$74,075,405
Net Asset Value, offering price and redemption price per share ($74,075,405 ÷ 6,426,862 shares)		$11.53
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$2,076,039
Expenses
Independent trustees' fees and expenses	$202
Total expenses		202
Net Investment income (loss)		2,075,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	900,191
Capital gain distributions from underlying funds:
Affiliated issuers	1,082,875
Total net realized gain (loss)		1,983,066
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	337,457
Total change in net unrealized appreciation (depreciation)		337,457
Net gain (loss)		2,320,523
Net increase (decrease) in net assets resulting from operations		$4,396,360
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,075,837	$2,023,515
Net realized gain (loss)	1,983,066	928,558
Change in net unrealized appreciation (depreciation)	337,457	7,013,537
Net increase (decrease) in net assets resulting from operations	4,396,360	9,965,610
Distributions to shareholders	(3,231,738)	(1,857,190)

Share transactions
Proceeds from sales of shares	13,339,317	11,411,382
Reinvestment of distributions	3,231,738	1,857,190
Cost of shares redeemed	(21,571,687)	(24,476,370)

Net increase (decrease) in net assets resulting from share transactions	(5,000,632)	(11,207,798)
Total increase (decrease) in net assets	(3,836,010)	(3,099,378)

Net Assets
Beginning of period	77,911,415	81,010,793
End of period	$74,075,405	$77,911,415

Other Information
Shares
Sold	1,143,293	1,081,901
Issued in reinvestment of distributions	283,780	170,958
Redeemed	(1,842,403)	(2,351,414)
Net increase (decrease)	(415,330)	(1,098,555)

Financial Highlights
Fidelity Flex® Freedom Blend 2030 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$10.20	$11.37	$11.85	$8.90
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.37	.29	.18
Net realized and unrealized gain (loss)	.33	1.18	(1.11)	(.03)	3.40
Total from investment operations	.64	1.46	(.74)	.26	3.58
Distributions from net investment income	(.32)	(.27)	(.30)	(.26)	(.18)
Distributions from net realized gain	(.18)	- C	(.13)	(.48)	(.44)
Total distributions	(.50)	(.27)	(.43)	(.74)	(.63) D
Net asset value, end of period	$11.53	$11.39	$10.20	$11.37	$11.85
Total Return	5.70%	14.48%	(6.33)%	1.87%	40.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.67%	2.63%	3.75%	2.49%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$74,075	$77,911	$81,011	$1,065	$148
Portfolio turnover rate H	35%	27%	53%	47%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2035 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 29.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	234,178	1,814,877
Fidelity Series Corporate Bond Fund (a)	242,472	2,259,837
Fidelity Series Emerging Markets Debt Fund (a)	53,318	424,947
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,876	106,049
Fidelity Series Floating Rate High Income Fund (a)	8,745	77,306
Fidelity Series Government Bond Index Fund (a)	398,543	3,662,606
Fidelity Series High Income Fund (a)	8,993	76,891
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	272,214	2,343,763
Fidelity Series Investment Grade Bond Fund (a)	345,247	3,476,634
Fidelity Series Investment Grade Securitized Fund (a)	243,757	2,186,498
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,080,519	5,964,465
Fidelity Series Real Estate Income Fund (a)	7,718	77,026
TOTAL BOND FUNDS (Cost $22,962,603)		22,470,954

Domestic Equity Funds - 38.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	394,877	6,799,780
Fidelity Series Commodity Strategy Fund (a)	1,897	177,946
Fidelity Series Large Cap Growth Index Fund (a)	191,265	4,374,239
Fidelity Series Large Cap Stock Fund (a)	179,965	4,038,413
Fidelity Series Large Cap Value Index Fund (a)	499,968	8,309,476
Fidelity Series Small Cap Core Fund (a)	176,194	1,908,178
Fidelity Series Small Cap Opportunities Fund (a)	63,652	848,479
Fidelity Series Value Discovery Fund (a)	190,087	2,982,459
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,537,674)		29,438,970

International Equity Funds - 32.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	111,550	1,782,566
Fidelity Series Emerging Markets Fund (a)	173,441	1,583,513
Fidelity Series Emerging Markets Opportunities Fund (a)	331,983	6,337,556
Fidelity Series International Growth Fund (a)	234,199	4,173,430
Fidelity Series International Index Fund (a)	124,158	1,587,986
Fidelity Series International Small Cap Fund (a)	61,025	1,018,514
Fidelity Series International Value Fund (a)	307,828	4,183,381
Fidelity Series Overseas Fund (a)	291,057	4,170,851
Fidelity Series Select International Small Cap Fund (a)	1,203	13,949
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,482,264)		24,851,746

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $66,982,541)	76,761,670
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	76,761,670

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,096	1,170,776	1,238,874	3,016	2	-	-	-	0.0%
Total	68,096	1,170,776	1,238,874	3,016	2	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	31,115	570,388	606,183	3,466	4,810	(130)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	501,809	1,677,462	383,044	41,970	(4,296)	22,946	1,814,877	234,178
Fidelity Series Blue Chip Growth Fund	7,496,496	3,084,077	3,624,489	694,796	576,426	(732,730)	6,799,780	394,877
Fidelity Series Canada Fund	1,784,293	449,459	521,132	55,480	2,096	67,850	1,782,566	111,550
Fidelity Series Commodity Strategy Fund	529,444	240,737	581,041	19,711	(239,589)	228,395	177,946	1,897
Fidelity Series Corporate Bond Fund	2,458,430	630,591	859,351	110,384	(1,151)	31,318	2,259,837	242,472
Fidelity Series Emerging Markets Debt Fund	406,722	116,046	103,422	24,283	103	5,498	424,947	53,318
Fidelity Series Emerging Markets Debt Local Currency Fund	127,115	19,845	39,747	5,651	314	(1,478)	106,049	11,876
Fidelity Series Emerging Markets Fund	1,778,062	473,304	734,077	50,632	9,843	56,381	1,583,513	173,441
Fidelity Series Emerging Markets Opportunities Fund	7,136,426	1,887,682	3,154,124	149,682	113,411	354,161	6,337,556	331,983
Fidelity Series Floating Rate High Income Fund	70,428	29,259	20,499	6,640	(100)	(1,782)	77,306	8,745
Fidelity Series Government Bond Index Fund	3,600,024	1,345,745	1,328,543	129,898	(21,683)	67,063	3,662,606	398,543
Fidelity Series Government Money Market Fund	371	20,217	20,588	201	-	-	-	-
Fidelity Series High Income Fund	411,905	71,105	416,530	20,440	8,544	1,867	76,891	8,993
Fidelity Series International Credit Fund	51	3	-	3	-	1	55	7
Fidelity Series International Developed Markets Bond Index Fund	2,430,149	1,718,257	1,755,493	107,160	(22,698)	(26,452)	2,343,763	272,214
Fidelity Series International Growth Fund	4,476,961	946,919	1,071,911	174,663	40,846	(219,385)	4,173,430	234,199
Fidelity Series International Index Fund	1,694,967	336,255	490,470	47,398	31,056	16,178	1,587,986	124,158
Fidelity Series International Small Cap Fund	1,194,376	313,562	431,899	112,092	5,059	(62,584)	1,018,514	61,025
Fidelity Series International Value Fund	4,498,326	945,487	1,615,581	191,050	164,412	190,737	4,183,381	307,828
Fidelity Series Investment Grade Bond Fund	3,623,228	1,153,560	1,349,147	158,912	(13,819)	62,812	3,476,634	345,247
Fidelity Series Investment Grade Securitized Fund	2,386,117	623,502	857,199	105,901	(14,838)	48,916	2,186,498	243,757
Fidelity Series Large Cap Growth Index Fund	4,749,291	1,375,440	2,177,216	28,277	477,556	(50,832)	4,374,239	191,265
Fidelity Series Large Cap Stock Fund	5,031,333	1,169,176	2,367,790	341,568	379,827	(174,133)	4,038,413	179,965
Fidelity Series Large Cap Value Index Fund	8,994,135	2,515,689	3,632,650	279,621	270,121	162,181	8,309,476	499,968
Fidelity Series Long-Term Treasury Bond Index Fund	4,194,061	3,645,038	1,777,050	162,070	(179,610)	82,026	5,964,465	1,080,519
Fidelity Series Overseas Fund	4,487,445	880,317	1,285,825	93,902	98,684	(9,770)	4,170,851	291,057
Fidelity Series Real Estate Income Fund	76,111	18,600	20,008	4,732	(613)	2,936	77,026	7,718
Fidelity Series Select International Small Cap Fund	-	13,949	-	-	-	-	13,949	1,203
Fidelity Series Small Cap Core Fund	90,295	2,675,765	700,707	24,338	9,494	(166,669)	1,908,178	176,194
Fidelity Series Small Cap Opportunities Fund	2,224,405	328,672	1,563,889	108,734	251,429	(392,138)	848,479	63,652
Fidelity Series Treasury Bill Index Fund	1,156	65,802	66,975	673	17	-	-	-
Fidelity Series Value Discovery Fund	3,321,591	994,682	1,331,697	152,457	45,694	(47,811)	2,982,459	190,087
	79,806,638	30,336,592	34,888,277	3,406,785	1,991,345	(484,628)	76,761,670

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	22,470,954	22,470,954	-	-

Domestic Equity Funds	29,438,970	29,438,970	-	-

International Equity Funds	24,851,746	24,851,746	-	-
Total Investments in Securities:	76,761,670	76,761,670	-	-
Fidelity Flex® Freedom Blend 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $66,982,541)	$76,761,670

Total Investment in Securities (cost $66,982,541)		$76,761,670
Cash		1
Receivable for investments sold		1,094,271
Receivable for fund shares sold		35,720
Total assets		77,891,662
Liabilities
Payable for investments purchased	$1,087,082
Payable for fund shares redeemed	42,910
Total liabilities		1,129,992
Net Assets		$76,761,670
Net Assets consist of:
Paid in capital		$65,752,632
Total accumulated earnings (loss)		11,009,038
Net Assets		$76,761,670
Net Asset Value, offering price and redemption price per share ($76,761,670 ÷ 6,313,216 shares)		$12.16
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$2,034,059
Interest		5,547
Income from Fidelity Central Funds		3,016
Total income		2,042,622
Expenses
Independent trustees' fees and expenses	$213
Total expenses before reductions	213
Expense reductions	(634)
Total expenses after reductions		(421)
Net Investment income (loss)		2,043,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18
Fidelity Central Funds	2
Other affiliated issuers	1,991,345
Futures contracts	(206,666)
Capital gain distributions from underlying funds:
Affiliated issuers	1,372,726
Total net realized gain (loss)		3,157,425
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5
Affiliated issuers	(484,628)
Futures contracts	(14,147)
Total change in net unrealized appreciation (depreciation)		(498,770)
Net gain (loss)		2,658,655
Net increase (decrease) in net assets resulting from operations		$4,701,698
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,043,043	$1,921,521
Net realized gain (loss)	3,157,425	1,142,697
Change in net unrealized appreciation (depreciation)	(498,770)	9,303,888
Net increase (decrease) in net assets resulting from operations	4,701,698	12,368,106
Distributions to shareholders	(3,765,825)	(1,869,213)

Share transactions
Proceeds from sales of shares	16,703,209	17,898,055
Reinvestment of distributions	3,765,825	1,869,213
Cost of shares redeemed	(24,678,294)	(28,461,597)

Net increase (decrease) in net assets resulting from share transactions	(4,209,260)	(8,694,329)
Total increase (decrease) in net assets	(3,273,387)	1,804,564

Net Assets
Beginning of period	80,035,057	78,230,493
End of period	$76,761,670	$80,035,057

Other Information
Shares
Sold	1,349,489	1,622,540
Issued in reinvestment of distributions	312,295	163,966
Redeemed	(1,993,354)	(2,576,228)
Net increase (decrease)	(331,570)	(789,722)

Financial Highlights
Fidelity Flex® Freedom Blend 2035 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$10.52	$11.84	$12.21	$8.61
Income from Investment Operations
Net investment income (loss) A,B	.31	.27	.35	.37	.18
Net realized and unrealized gain (loss)	.39	1.54	(1.15)	.02	4.10
Total from investment operations	.70	1.81	(.80)	.39	4.28
Distributions from net investment income	(.31)	(.26)	(.29)	(.25)	(.18)
Distributions from net realized gain	(.27)	(.02)	(.24)	(.51)	(.49)
Total distributions	(.58)	(.29) C	(.52) C	(.76)	(.68) C
Net asset value, end of period	$12.16	$12.04	$10.52	$11.84	$12.21
Total Return D	5.85%	17.31%	(6.53)%	2.94%	50.67%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.50%	2.45%	3.50%	3.00%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$76,762	$80,035	$78,230	$1,108	$155
Portfolio turnover rate H	37%	33%	53%	38%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2040 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 14.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	87,357	677,016
Fidelity Series Corporate Bond Fund (a)	51,349	478,571
Fidelity Series Emerging Markets Debt Fund (a)	46,064	367,126
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,261	91,627
Fidelity Series Floating Rate High Income Fund (a)	7,555	66,787
Fidelity Series Government Bond Index Fund (a)	84,401	775,642
Fidelity Series High Income Fund (a)	7,769	66,428
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	68,620	590,821
Fidelity Series Investment Grade Bond Fund (a)	73,112	736,236
Fidelity Series Investment Grade Securitized Fund (a)	51,619	463,021
Fidelity Series Long-Term Treasury Bond Index Fund (a)	945,690	5,220,212
Fidelity Series Real Estate Income Fund (a)	6,668	66,547
TOTAL BOND FUNDS (Cost $9,918,595)		9,600,089

Domestic Equity Funds - 47.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	420,292	7,237,436
Fidelity Series Commodity Strategy Fund (a)	1,639	153,744
Fidelity Series Large Cap Growth Index Fund (a)	203,577	4,655,807
Fidelity Series Large Cap Stock Fund (a)	191,544	4,298,254
Fidelity Series Large Cap Value Index Fund (a)	532,171	8,844,681
Fidelity Series Small Cap Core Fund (a)	187,562	2,031,297
Fidelity Series Small Cap Opportunities Fund (a)	67,756	903,187
Fidelity Series Value Discovery Fund (a)	202,330	3,174,553
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,155,225)		31,298,959

International Equity Funds - 38.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	115,877	1,851,718
Fidelity Series Emerging Markets Fund (a)	174,525	1,593,410
Fidelity Series Emerging Markets Opportunities Fund (a)	334,061	6,377,223
Fidelity Series International Growth Fund (a)	243,824	4,344,948
Fidelity Series International Index Fund (a)	128,730	1,646,451
Fidelity Series International Small Cap Fund (a)	52,722	879,924
Fidelity Series International Value Fund (a)	317,657	4,316,954
Fidelity Series Overseas Fund (a)	301,789	4,324,636
Fidelity Series Select International Small Cap Fund (a)	1,036	12,012
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,975,675)		25,347,276

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,049,495)	66,246,324
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	66,246,323

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	32,387	492,610	529,497	3,006	4,635	(135)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	363,866	439,498	137,323	17,545	(106)	11,081	677,016	87,357
Fidelity Series Blue Chip Growth Fund	7,293,218	3,492,255	3,289,104	704,163	256,845	(515,778)	7,237,436	420,292
Fidelity Series Canada Fund	1,702,198	620,536	548,197	55,436	1,134	76,047	1,851,718	115,877
Fidelity Series Commodity Strategy Fund	459,337	189,534	482,669	18,944	(160,813)	148,355	153,744	1,639
Fidelity Series Corporate Bond Fund	289,766	524,753	341,613	13,951	4,300	1,365	478,571	51,349
Fidelity Series Emerging Markets Debt Fund	340,894	105,966	85,777	20,999	1,416	4,627	367,126	46,064
Fidelity Series Emerging Markets Debt Local Currency Fund	107,515	19,615	35,013	4,614	(170)	(320)	91,627	10,261
Fidelity Series Emerging Markets Fund	1,563,784	613,887	644,044	48,068	(3,531)	63,314	1,593,410	174,525
Fidelity Series Emerging Markets Opportunities Fund	6,276,199	2,404,931	2,732,622	143,063	21,112	407,602	6,377,222	334,061
Fidelity Series Floating Rate High Income Fund	65,281	21,335	18,264	6,138	(57)	(1,508)	66,787	7,555
Fidelity Series Government Bond Index Fund	423,817	980,272	639,063	16,483	(41)	10,657	775,642	84,401
Fidelity Series Government Money Market Fund	48,616	25,174	73,790	397	-	-	-	-
Fidelity Series High Income Fund	129,950	28,548	94,452	7,917	1,508	874	66,428	7,769
Fidelity Series International Credit Fund	51	3	-	3	-	1	55	7
Fidelity Series International Developed Markets Bond Index Fund	622,640	1,196,360	1,209,635	38,444	(15,306)	(3,238)	590,821	68,620
Fidelity Series International Growth Fund	4,270,851	1,398,948	1,157,151	173,870	16,235	(183,935)	4,344,948	243,824
Fidelity Series International Index Fund	1,616,981	497,976	519,677	47,533	8,221	42,951	1,646,452	128,730
Fidelity Series International Small Cap Fund	967,819	329,532	377,801	92,931	5,823	(45,449)	879,924	52,722
Fidelity Series International Value Fund	4,291,309	1,398,519	1,742,588	190,561	88,269	281,445	4,316,954	317,657
Fidelity Series Investment Grade Bond Fund	426,513	931,332	632,015	19,952	1,745	8,661	736,236	73,112
Fidelity Series Investment Grade Securitized Fund	281,363	516,835	342,859	13,320	1,444	6,238	463,021	51,619
Fidelity Series Large Cap Growth Index Fund	4,620,647	1,695,551	2,038,357	28,033	277,385	100,581	4,655,807	203,577
Fidelity Series Large Cap Stock Fund	4,894,838	1,401,635	2,177,740	346,563	243,432	(63,911)	4,298,254	191,544
Fidelity Series Large Cap Value Index Fund	8,750,532	3,035,970	3,377,164	283,111	176,814	258,528	8,844,680	532,171
Fidelity Series Long-Term Treasury Bond Index Fund	5,060,559	2,126,728	1,916,811	177,864	(156,236)	105,971	5,220,211	945,690
Fidelity Series Overseas Fund	4,280,888	1,273,022	1,328,556	93,719	22,171	77,111	4,324,636	301,789
Fidelity Series Real Estate Income Fund	63,195	16,630	15,474	4,021	(496)	2,693	66,548	6,668
Fidelity Series Select International Small Cap Fund	-	12,012	-	-	-	-	12,012	1,036
Fidelity Series Small Cap Core Fund	89,864	2,705,642	580,975	24,659	1,845	(185,079)	2,031,297	187,562
Fidelity Series Small Cap Opportunities Fund	2,163,954	392,318	1,509,938	110,938	229,954	(373,100)	903,188	67,756
Fidelity Series Treasury Bill Index Fund	113,581	49,905	163,487	904	1	-	-	-
Fidelity Series Value Discovery Fund	3,231,437	1,150,263	1,208,861	155,447	40,997	(39,283)	3,174,553	202,330
	64,843,850	30,088,095	29,950,517	2,862,597	1,068,530	196,366	66,246,324

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	9,600,089	9,600,089	-	-

Domestic Equity Funds	31,298,959	31,298,959	-	-

International Equity Funds	25,347,276	25,347,276	-	-
Total Investments in Securities:	66,246,324	66,246,324	-	-
Fidelity Flex® Freedom Blend 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $56,049,495)	$66,246,324

Total Investment in Securities (cost $56,049,495)		$66,246,324
Receivable for investments sold		1,159,319
Receivable for fund shares sold		48,300
Total assets		67,453,943
Liabilities
Payable for investments purchased	$1,099,389
Payable for fund shares redeemed	108,231
Total liabilities		1,207,620
Net Assets		$66,246,323
Net Assets consist of:
Paid in capital		$55,409,202
Total accumulated earnings (loss)		10,837,121
Net Assets		$66,246,323
Net Asset Value, offering price and redemption price per share ($66,246,323 ÷ 5,196,161 shares)		$12.75
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$1,485,501
Expenses
Independent trustees' fees and expenses	$177
Total expenses		177
Net Investment income (loss)		1,485,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,068,530
Capital gain distributions from underlying funds:
Affiliated issuers	1,377,096
Total net realized gain (loss)		2,445,626
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	196,366
Total change in net unrealized appreciation (depreciation)		196,366
Net gain (loss)		2,641,992
Net increase (decrease) in net assets resulting from operations		$4,127,316
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,485,324	$1,309,124
Net realized gain (loss)	2,445,626	1,046,968
Change in net unrealized appreciation (depreciation)	196,366	8,962,275
Net increase (decrease) in net assets resulting from operations	4,127,316	11,318,367
Distributions to shareholders	(3,219,775)	(1,291,765)

Share transactions
Proceeds from sales of shares	16,448,908	14,264,376
Reinvestment of distributions	3,219,775	1,291,765
Cost of shares redeemed	(19,173,813)	(23,765,231)

Net increase (decrease) in net assets resulting from share transactions	494,870	(8,209,090)
Total increase (decrease) in net assets	1,402,411	1,817,512

Net Assets
Beginning of period	64,843,912	63,026,400
End of period	$66,246,323	$64,843,912

Other Information
Shares
Sold	1,268,050	1,252,904
Issued in reinvestment of distributions	253,599	109,564
Redeemed	(1,459,261)	(2,116,118)
Net increase (decrease)	62,388	(753,650)

Financial Highlights
Fidelity Flex® Freedom Blend 2040 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$10.71	$12.07	$12.46	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.28	.24	.35	.35	.18
Net realized and unrealized gain (loss)	.47	1.94	(1.17)	.18	4.51
Total from investment operations	.75	2.18	(.82)	.53	4.69
Distributions from net investment income	(.29)	(.24)	(.29)	(.27)	(.18)
Distributions from net realized gain	(.34)	(.01)	(.25)	(.65)	(.50)
Total distributions	(.63)	(.26) C	(.54)	(.92)	(.69) C
Net asset value, end of period	$12.75	$12.63	$10.71	$12.07	$12.46
Total Return	5.97%	20.51%	(6.56)%	3.91%	56.53%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.17%	2.09%	3.39%	2.84%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$66,246	$64,844	$63,026	$846	$158
Portfolio turnover rate G	44%	33%	44%	33%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2045 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	877	6,794
Fidelity Series Corporate Bond Fund (a)	565	5,269
Fidelity Series Government Bond Index Fund (a)	931	8,552
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series Investment Grade Bond Fund (a)	806	8,117
Fidelity Series Investment Grade Securitized Fund (a)	568	5,097
Fidelity Series Long-Term Treasury Bond Index Fund (a)	842,823	4,652,382
TOTAL BOND FUNDS (Cost $4,911,729)		4,686,266

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	466,484	8,032,849
Fidelity Series Large Cap Growth Index Fund (a)	225,954	5,167,574
Fidelity Series Large Cap Stock Fund (a)	212,614	4,771,068
Fidelity Series Large Cap Value Index Fund (a)	590,684	9,817,172
Fidelity Series Small Cap Core Fund (a)	208,102	2,253,742
Fidelity Series Small Cap Opportunities Fund (a)	75,186	1,002,223
Fidelity Series Value Discovery Fund (a)	224,571	3,523,515
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,783,012)		34,568,143

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	128,412	2,052,027
Fidelity Series Emerging Markets Fund (a)	190,062	1,735,262
Fidelity Series Emerging Markets Opportunities Fund (a)	363,803	6,944,992
Fidelity Series International Growth Fund (a)	270,141	4,813,918
Fidelity Series International Index Fund (a)	142,627	1,824,205
Fidelity Series International Small Cap Fund (a)	53,427	891,693
Fidelity Series International Value Fund (a)	351,944	4,782,926
Fidelity Series Overseas Fund (a)	334,355	4,791,314
Fidelity Series Select International Small Cap Fund (a)	1,057	12,261
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,252,794)		27,848,598

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $55,947,535)	67,103,007
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7)
NET ASSETS - 100.0%	67,103,000

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	31,845	517,889	554,085	3,207	4,484	(133)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	357,837	85,489	441,697	7,249	(9,980)	15,145	6,794	877
Fidelity Series Blue Chip Growth Fund	7,578,832	4,559,530	3,792,548	767,967	175,423	(488,388)	8,032,849	466,484
Fidelity Series Canada Fund	1,778,270	836,655	646,299	62,153	2,010	81,391	2,052,027	128,412
Fidelity Series Commodity Strategy Fund	451,690	192,241	619,158	15,668	(179,733)	154,960	-	-
Fidelity Series Corporate Bond Fund	23,426	46,230	64,084	303	1,499	(1,802)	5,269	565
Fidelity Series Emerging Markets Debt Fund	87,540	21,625	111,692	3,323	5,232	(2,705)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	27,496	3,724	31,687	-	1,700	(1,233)	-	-
Fidelity Series Emerging Markets Fund	1,611,714	730,527	666,420	51,434	(9,611)	69,052	1,735,262	190,062
Fidelity Series Emerging Markets Opportunities Fund	6,468,434	2,821,776	2,781,879	152,692	(12,363)	449,024	6,944,992	363,803
Fidelity Series Floating Rate High Income Fund	64,193	17,820	82,091	4,244	1,106	(1,028)	-	-
Fidelity Series Government Bond Index Fund	34,251	83,372	108,502	346	735	(1,304)	8,552	931
Fidelity Series Government Money Market Fund	47,806	24,813	72,619	309	-	-	-	-
Fidelity Series International Credit Fund	51	3	-	3	-	1	55	7
Fidelity Series International Developed Markets Bond Index Fund	-	835,776	822,073	11,827	(13,703)	-	-	-
Fidelity Series International Growth Fund	4,462,162	1,841,155	1,299,902	194,945	7,555	(197,052)	4,813,918	270,141
Fidelity Series International Index Fund	1,689,356	689,699	609,228	53,292	4,646	49,732	1,824,205	142,627
Fidelity Series International Small Cap Fund	951,789	417,351	433,880	96,694	522	(44,089)	891,693	53,427
Fidelity Series International Value Fund	4,483,366	1,818,017	1,928,652	213,752	66,346	343,849	4,782,926	351,944
Fidelity Series Investment Grade Bond Fund	34,472	79,434	105,233	429	1,399	(1,955)	8,117	806
Fidelity Series Investment Grade Securitized Fund	22,736	44,785	62,048	283	1,069	(1,445)	5,097	568
Fidelity Series Large Cap Growth Index Fund	4,801,745	2,342,054	2,370,183	30,816	94,499	299,459	5,167,574	225,954
Fidelity Series Large Cap Stock Fund	5,086,366	1,858,290	2,354,699	380,110	177,868	3,243	4,771,068	212,614
Fidelity Series Large Cap Value Index Fund	9,092,945	3,981,467	3,721,703	315,594	128,394	336,069	9,817,172	590,684
Fidelity Series Long-Term Treasury Bond Index Fund	4,229,343	3,261,823	2,764,042	148,119	(293,925)	219,183	4,652,382	842,823
Fidelity Series Overseas Fund	4,472,566	1,666,430	1,450,011	105,086	9,582	92,747	4,791,314	334,355
Fidelity Series Real Estate Income Fund	62,127	13,121	78,283	2,102	(1,068)	4,103	-	-
Fidelity Series Select International Small Cap Fund	-	12,261	-	-	-	-	12,261	1,057
Fidelity Series Small Cap Core Fund	94,042	3,224,370	846,700	27,550	(7,923)	(210,047)	2,253,742	208,102
Fidelity Series Small Cap Opportunities Fund	2,248,420	490,541	1,612,270	121,584	253,665	(378,133)	1,002,223	75,186
Fidelity Series Treasury Bill Index Fund	111,522	50,498	162,021	720	1	-	-	-
Fidelity Series Value Discovery Fund	3,357,737	1,558,108	1,385,174	173,459	31,791	(38,947)	3,523,515	224,571
	63,764,079	34,126,874	31,978,863	2,945,260	441,220	749,697	67,103,007

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,686,266	4,686,266	-	-

Domestic Equity Funds	34,568,143	34,568,143	-	-

International Equity Funds	27,848,598	27,848,598	-	-
Total Investments in Securities:	67,103,007	67,103,007	-	-
Fidelity Flex® Freedom Blend 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $55,947,535)	$67,103,007

Total Investment in Securities (cost $55,947,535)		$67,103,007
Receivable for investments sold		1,376,662
Receivable for fund shares sold		61,540
Total assets		68,541,209
Liabilities
Payable for investments purchased	$1,085,281
Payable for fund shares redeemed	352,928
Total liabilities		1,438,209
Net Assets		$67,103,000
Net Assets consist of:
Paid in capital		$55,646,125
Total accumulated earnings (loss)		11,456,875
Net Assets		$67,103,000
Net Asset Value, offering price and redemption price per share ($67,103,000 ÷ 5,253,174 shares)		$12.77
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$1,436,912
Expenses
Independent trustees' fees and expenses	$180
Total expenses		180
Net Investment income (loss)		1,436,732
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	441,220
Capital gain distributions from underlying funds:
Affiliated issuers	1,508,348
Total net realized gain (loss)		1,949,568
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	749,697
Total change in net unrealized appreciation (depreciation)		749,697
Net gain (loss)		2,699,265
Net increase (decrease) in net assets resulting from operations		$4,135,997
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,436,732	$1,244,415
Net realized gain (loss)	1,949,568	869,849
Change in net unrealized appreciation (depreciation)	749,697	9,378,508
Net increase (decrease) in net assets resulting from operations	4,135,997	11,492,772
Distributions to shareholders	(2,831,161)	(1,266,509)

Share transactions
Proceeds from sales of shares	21,095,981	16,748,269
Reinvestment of distributions	2,831,162	1,266,509
Cost of shares redeemed	(21,893,122)	(22,315,395)

Net increase (decrease) in net assets resulting from share transactions	2,034,021	(4,300,617)
Total increase (decrease) in net assets	3,338,857	5,925,646

Net Assets
Beginning of period	63,764,143	57,838,497
End of period	$67,103,000	$63,764,143

Other Information
Shares
Sold	1,620,193	1,485,105
Issued in reinvestment of distributions	222,049	108,434
Redeemed	(1,663,447)	(1,994,641)
Net increase (decrease)	178,795	(401,102)

Financial Highlights
Fidelity Flex® Freedom Blend 2045 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.57	$10.56	$11.91	$12.47	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.27	.24	.34	.36	.18
Net realized and unrealized gain (loss)	.46	2.02	(1.16)	.18	4.51
Total from investment operations	.73	2.26	(.82)	.54	4.69
Distributions from net investment income	(.26)	(.23)	(.29)	(.32)	(.19)
Distributions from net realized gain	(.27)	(.02)	(.24)	(.78)	(.49)
Total distributions	(.53)	(.25)	(.53)	(1.10)	(.68)
Net asset value, end of period	$12.77	$12.57	$10.56	$11.91	$12.47
Total Return	5.86%	21.56%	(6.63)%	3.89%	56.58%
Ratios to Average Net Assets B,C,D
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	- %	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%	2.10%	3.40%	2.89%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$67,103	$63,764	$57,838	$967	$158
Portfolio turnover rate F	46%	37%	47%	50%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EAmount represents less than .005%.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2050 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	699	5,417
Fidelity Series Corporate Bond Fund (a)	451	4,206
Fidelity Series Government Bond Index Fund (a)	741	6,812
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series Investment Grade Bond Fund (a)	642	6,467
Fidelity Series Investment Grade Securitized Fund (a)	454	4,069
Fidelity Series Long-Term Treasury Bond Index Fund (a)	671,945	3,709,137
TOTAL BOND FUNDS (Cost $3,927,546)		3,736,162

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	371,935	6,404,722
Fidelity Series Large Cap Growth Index Fund (a)	180,154	4,120,132
Fidelity Series Large Cap Stock Fund (a)	169,511	3,803,818
Fidelity Series Large Cap Value Index Fund (a)	470,934	7,826,930
Fidelity Series Small Cap Core Fund (a)	165,959	1,797,334
Fidelity Series Small Cap Opportunities Fund (a)	59,954	799,192
Fidelity Series Value Discovery Fund (a)	179,049	2,809,271
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,457,587)		27,561,399

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	102,381	1,636,043
Fidelity Series Emerging Markets Fund (a)	151,543	1,383,586
Fidelity Series Emerging Markets Opportunities Fund (a)	290,072	5,537,473
Fidelity Series International Growth Fund (a)	215,401	3,838,443
Fidelity Series International Index Fund (a)	113,726	1,454,556
Fidelity Series International Small Cap Fund (a)	42,604	711,063
Fidelity Series International Value Fund (a)	280,627	3,813,715
Fidelity Series Overseas Fund (a)	266,610	3,820,522
Fidelity Series Select International Small Cap Fund (a)	839	9,737
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,696,497)		22,205,138

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,081,630)	53,502,699
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100.0%	53,502,693

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,096	383,378	410,779	2,371	3,405	(100)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	270,778	58,682	327,979	5,371	(7,721)	11,657	5,417	699
Fidelity Series Blue Chip Growth Fund	5,734,995	3,207,401	2,253,621	572,681	155,319	(439,372)	6,404,722	371,935
Fidelity Series Canada Fund	1,345,632	605,652	375,244	46,957	(1,630)	61,633	1,636,043	102,381
Fidelity Series Commodity Strategy Fund	341,801	138,073	461,644	11,672	(128,220)	109,990	-	-
Fidelity Series Corporate Bond Fund	17,727	37,563	50,873	235	1,129	(1,340)	4,206	451
Fidelity Series Emerging Markets Debt Fund	66,204	14,993	83,096	2,472	3,964	(2,065)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	20,845	2,473	23,676	-	1,322	(964)	-	-
Fidelity Series Emerging Markets Fund	1,219,590	534,011	415,224	38,864	(7,794)	53,003	1,383,586	151,543
Fidelity Series Emerging Markets Opportunities Fund	4,894,713	2,111,548	1,798,668	115,375	(16,898)	346,778	5,537,473	290,072
Fidelity Series Floating Rate High Income Fund	48,575	12,564	61,199	3,129	851	(791)	-	-
Fidelity Series Government Bond Index Fund	25,921	65,436	84,134	259	576	(987)	6,812	741
Fidelity Series Government Money Market Fund	36,183	18,364	54,547	232	-	-	-	-
Fidelity Series International Credit Fund	51	3	-	3	-	1	55	7
Fidelity Series International Developed Markets Bond Index Fund	-	619,493	609,004	8,975	(10,489)	-	-	-
Fidelity Series International Growth Fund	3,376,502	1,333,585	718,467	147,297	3,640	(156,817)	3,838,443	215,401
Fidelity Series International Index Fund	1,278,335	494,816	359,465	40,269	888	39,982	1,454,556	113,726
Fidelity Series International Small Cap Fund	720,222	297,594	273,011	73,066	(639)	(33,103)	711,063	42,604
Fidelity Series International Value Fund	3,392,568	1,325,332	1,217,224	161,571	32,252	280,787	3,813,715	280,627
Fidelity Series Investment Grade Bond Fund	26,088	62,477	81,692	322	1,058	(1,464)	6,467	642
Fidelity Series Investment Grade Securitized Fund	17,207	36,475	49,340	219	813	(1,086)	4,069	454
Fidelity Series Large Cap Growth Index Fund	3,633,511	1,595,278	1,375,853	23,223	56,761	210,435	4,120,132	180,154
Fidelity Series Large Cap Stock Fund	3,848,940	1,342,141	1,512,622	283,409	131,850	(6,491)	3,803,818	169,511
Fidelity Series Large Cap Value Index Fund	6,880,762	2,867,168	2,256,009	240,163	63,554	271,454	7,826,929	470,934
Fidelity Series Long-Term Treasury Bond Index Fund	3,200,352	2,469,017	1,899,964	111,396	(207,314)	147,046	3,709,137	671,945
Fidelity Series Overseas Fund	3,384,385	1,209,322	847,134	79,401	(166)	74,115	3,820,522	266,610
Fidelity Series Real Estate Income Fund	47,009	8,977	58,253	1,561	(879)	3,146	-	-
Fidelity Series Select International Small Cap Fund	-	9,737	-	-	-	-	9,737	839
Fidelity Series Small Cap Core Fund	71,051	2,336,316	438,075	20,836	(761)	(171,197)	1,797,334	165,959
Fidelity Series Small Cap Opportunities Fund	1,701,453	352,056	1,127,231	90,745	165,810	(292,896)	799,192	59,954
Fidelity Series Treasury Bill Index Fund	84,447	37,554	122,001	573	-	-	-	-
Fidelity Series Value Discovery Fund	2,540,879	1,104,268	829,772	132,779	18,767	(24,871)	2,809,271	179,049
	48,250,822	24,691,747	20,175,801	2,215,426	259,448	476,483	53,502,699

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,736,162	3,736,162	-	-

Domestic Equity Funds	27,561,399	27,561,399	-	-

International Equity Funds	22,205,138	22,205,138	-	-
Total Investments in Securities:	53,502,699	53,502,699	-	-
Fidelity Flex® Freedom Blend 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $45,081,630)	$53,502,699

Total Investment in Securities (cost $45,081,630)		$53,502,699
Receivable for investments sold		959,572
Receivable for fund shares sold		62,455
Total assets		54,524,726
Liabilities
Payable for investments purchased	$938,713
Payable for fund shares redeemed	83,320
Total liabilities		1,022,033
Net Assets		$53,502,693
Net Assets consist of:
Paid in capital		$44,914,794
Total accumulated earnings (loss)		8,587,899
Net Assets		$53,502,693
Net Asset Value, offering price and redemption price per share ($53,502,693 ÷ 4,152,945 shares)		$12.88
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$1,085,277
Expenses
Independent trustees' fees and expenses	$135
Total expenses		135
Net Investment income (loss)		1,085,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	259,448
Capital gain distributions from underlying funds:
Affiliated issuers	1,130,149
Total net realized gain (loss)		1,389,597
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	476,483
Total change in net unrealized appreciation (depreciation)		476,483
Net gain (loss)		1,866,080
Net increase (decrease) in net assets resulting from operations		$2,951,222
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,085,142	$945,131
Net realized gain (loss)	1,389,597	602,943
Change in net unrealized appreciation (depreciation)	476,483	7,209,168
Net increase (decrease) in net assets resulting from operations	2,951,222	8,757,242
Distributions to shareholders	(2,190,368)	(989,936)

Share transactions
Proceeds from sales of shares	15,621,568	12,197,756
Reinvestment of distributions	2,190,368	989,936
Cost of shares redeemed	(13,320,955)	(15,398,935)

Net increase (decrease) in net assets resulting from share transactions	4,490,981	(2,211,243)
Total increase (decrease) in net assets	5,251,835	5,556,063

Net Assets
Beginning of period	48,250,858	42,694,795
End of period	$53,502,693	$48,250,858

Other Information
Shares
Sold	1,188,498	1,078,577
Issued in reinvestment of distributions	170,266	83,893
Redeemed	(1,007,334)	(1,359,402)
Net increase (decrease)	351,430	(196,932)

Financial Highlights
Fidelity Flex® Freedom Blend 2050 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$10.68	$12.09	$12.46	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.27	.24	.35	.39	.18
Net realized and unrealized gain (loss)	.47	2.03	(1.18)	.14	4.50
Total from investment operations	.74	2.27	(.83)	.53	4.68
Distributions from net investment income	(.27)	(.24)	(.29)	(.28)	(.18)
Distributions from net realized gain	(.28)	(.02)	(.29)	(.61)	(.50)
Total distributions	(.55)	(.26)	(.58)	(.90) C	(.68)
Net asset value, end of period	$12.88	$12.69	$10.68	$12.09	$12.46
Total Return	5.87%	21.45%	(6.62)%	3.89%	56.50%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.06%	2.10%	3.39%	3.11%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$53,503	$48,251	$42,695	$662	$158
Portfolio turnover rate G	38%	35%	40%	32%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2055 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	479	3,713
Fidelity Series Corporate Bond Fund (a)	309	2,883
Fidelity Series Government Bond Index Fund (a)	508	4,669
Fidelity Series International Credit Fund (a)	5	40
Fidelity Series Investment Grade Bond Fund (a)	440	4,432
Fidelity Series Investment Grade Securitized Fund (a)	311	2,789
Fidelity Series Long-Term Treasury Bond Index Fund (a)	460,541	2,542,186
TOTAL BOND FUNDS (Cost $2,711,969)		2,560,712

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	254,916	4,389,647
Fidelity Series Large Cap Growth Index Fund (a)	123,474	2,823,848
Fidelity Series Large Cap Stock Fund (a)	116,179	2,607,051
Fidelity Series Large Cap Value Index Fund (a)	322,770	5,364,435
Fidelity Series Small Cap Core Fund (a)	113,745	1,231,858
Fidelity Series Small Cap Opportunities Fund (a)	41,092	547,751
Fidelity Series Value Discovery Fund (a)	122,717	1,925,427
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,541,419)		18,890,017

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	70,169	1,121,304
Fidelity Series Emerging Markets Fund (a)	103,864	948,275
Fidelity Series Emerging Markets Opportunities Fund (a)	198,808	3,795,248
Fidelity Series International Growth Fund (a)	147,598	2,630,204
Fidelity Series International Index Fund (a)	77,945	996,917
Fidelity Series International Small Cap Fund (a)	29,200	487,345
Fidelity Series International Value Fund (a)	192,378	2,614,416
Fidelity Series Overseas Fund (a)	182,728	2,618,499
Fidelity Series Select International Small Cap Fund (a)	575	6,672
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,988,771)		15,218,880

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,242,159)	36,669,609
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	36,669,611

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15,617	271,414	289,287	1,648	2,321	(65)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	175,507	54,441	228,800	3,676	(4,881)	7,446	3,713	479
Fidelity Series Blue Chip Growth Fund	3,717,264	2,568,606	1,709,493	394,937	37,277	(224,007)	4,389,647	254,916
Fidelity Series Canada Fund	872,193	502,267	296,381	32,312	439	42,786	1,121,304	70,169
Fidelity Series Commodity Strategy Fund	221,538	106,671	315,376	8,051	(74,855)	62,022	-	-
Fidelity Series Corporate Bond Fund	11,489	25,959	34,429	158	744	(880)	2,883	309
Fidelity Series Emerging Markets Debt Fund	42,926	13,815	58,040	1,687	2,802	(1,503)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	13,495	2,701	16,427	-	761	(530)	-	-
Fidelity Series Emerging Markets Fund	790,504	446,049	316,497	26,747	(7,263)	35,482	948,275	103,864
Fidelity Series Emerging Markets Opportunities Fund	3,172,591	1,767,578	1,359,819	79,424	(19,125)	234,023	3,795,248	198,808
Fidelity Series Floating Rate High Income Fund	31,483	11,082	42,626	2,135	571	(510)	-	-
Fidelity Series Government Bond Index Fund	16,797	45,133	56,991	176	373	(643)	4,669	508
Fidelity Series Government Money Market Fund	23,445	13,079	36,524	154	-	-	-	-
Fidelity Series International Credit Fund	38	1	-	2	-	1	40	5
Fidelity Series International Developed Markets Bond Index Fund	-	443,776	436,582	6,174	(7,194)	-	-	-
Fidelity Series International Growth Fund	2,188,591	1,132,083	587,204	101,382	2,413	(105,679)	2,630,204	147,598
Fidelity Series International Index Fund	828,590	421,180	279,376	27,715	(889)	27,412	996,917	77,945
Fidelity Series International Small Cap Fund	466,827	245,408	201,370	50,295	(2,247)	(21,273)	487,345	29,200
Fidelity Series International Value Fund	2,198,982	1,115,810	910,414	111,156	15,093	194,945	2,614,416	192,378
Fidelity Series Investment Grade Bond Fund	16,905	43,145	55,353	217	692	(957)	4,432	440
Fidelity Series Investment Grade Securitized Fund	11,151	25,203	33,387	148	529	(707)	2,789	311
Fidelity Series Large Cap Growth Index Fund	2,355,130	1,332,813	1,051,982	15,911	27,046	160,841	2,823,848	123,474
Fidelity Series Large Cap Stock Fund	2,494,770	1,129,930	1,106,612	194,539	69,846	19,117	2,607,051	116,179
Fidelity Series Large Cap Value Index Fund	4,459,884	2,379,029	1,716,138	165,312	50,942	190,718	5,364,435	322,770
Fidelity Series Long-Term Treasury Bond Index Fund	2,074,391	1,894,128	1,383,474	76,028	(98,146)	55,287	2,542,186	460,541
Fidelity Series Overseas Fund	2,193,690	1,042,122	665,378	54,655	(2,065)	50,130	2,618,499	182,728
Fidelity Series Real Estate Income Fund	30,473	8,613	40,631	1,060	(473)	2,018	-	-
Fidelity Series Select International Small Cap Fund	-	6,672	-	-	-	-	6,672	575
Fidelity Series Small Cap Core Fund	45,851	1,666,046	365,759	14,368	3,379	(117,659)	1,231,858	113,745
Fidelity Series Small Cap Opportunities Fund	1,102,830	287,064	757,672	62,579	97,535	(182,006)	547,751	41,092
Fidelity Series Treasury Bill Index Fund	54,676	26,805	81,481	383	-	-	-	-
Fidelity Series Value Discovery Fund	1,646,921	912,248	633,401	91,364	12,197	(12,538)	1,925,427	122,717
	31,274,549	19,940,871	15,066,904	1,524,393	107,822	413,271	36,669,609

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,560,712	2,560,712	-	-

Domestic Equity Funds	18,890,017	18,890,017	-	-

International Equity Funds	15,218,880	15,218,880	-	-
Total Investments in Securities:	36,669,609	36,669,609	-	-
Fidelity Flex® Freedom Blend 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $31,242,159)	$36,669,609

Total Investment in Securities (cost $31,242,159)		$36,669,609
Receivable for investments sold		669,472
Receivable for fund shares sold		58,271
Total assets		37,397,352
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	632,610
Payable for fund shares redeemed	95,130
Total liabilities		727,741
Net Assets		$36,669,611
Net Assets consist of:
Paid in capital		$31,116,993
Total accumulated earnings (loss)		5,552,618
Net Assets		$36,669,611
Net Asset Value, offering price and redemption price per share ($36,669,611 ÷ 2,856,736 shares)		$12.84
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$746,177
Expenses
Independent trustees' fees and expenses	$92
Total expenses		92
Net Investment income (loss)		746,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	107,822
Capital gain distributions from underlying funds:
Affiliated issuers	778,216
Total net realized gain (loss)		886,038
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	413,271
Total change in net unrealized appreciation (depreciation)		413,271
Net gain (loss)		1,299,309
Net increase (decrease) in net assets resulting from operations		$2,045,394
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$746,085	$589,410
Net realized gain (loss)	886,038	288,842
Change in net unrealized appreciation (depreciation)	413,271	4,605,689
Net increase (decrease) in net assets resulting from operations	2,045,394	5,483,941
Distributions to shareholders	(1,355,073)	(596,625)

Share transactions
Proceeds from sales of shares	14,603,866	10,804,448
Reinvestment of distributions	1,355,073	596,625
Cost of shares redeemed	(11,254,190)	(10,187,839)

Net increase (decrease) in net assets resulting from share transactions	4,704,749	1,213,234
Total increase (decrease) in net assets	5,395,070	6,100,550

Net Assets
Beginning of period	31,274,541	25,173,991
End of period	$36,669,611	$31,274,541

Other Information
Shares
Sold	1,117,542	961,328
Issued in reinvestment of distributions	105,703	50,950
Redeemed	(849,751)	(907,987)
Net increase (decrease)	373,494	104,291

Financial Highlights
Fidelity Flex® Freedom Blend 2055 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.59	$10.58	$11.97	$12.47	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.27	.24	.35	.35	.18
Net realized and unrealized gain (loss)	.48	2.01	(1.17)	.18	4.51
Total from investment operations	.75	2.25	(.82)	.53	4.69
Distributions from net investment income	(.27)	(.23)	(.28)	(.29)	(.18)
Distributions from net realized gain	(.23)	(.02)	(.29)	(.74)	(.50)
Total distributions	(.50)	(.24) C	(.57)	(1.03)	(.68)
Net asset value, end of period	$12.84	$12.59	$10.58	$11.97	$12.47
Total Return	5.94%	21.47%	(6.60)%	3.84%	56.63%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.07%	2.11%	3.41%	2.77%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$36,670	$31,275	$25,174	$347	$158
Portfolio turnover rate G	42%	37%	38%	39%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2060 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	271	2,104
Fidelity Series Corporate Bond Fund (a)	175	1,631
Fidelity Series Government Bond Index Fund (a)	288	2,648
Fidelity Series International Credit Fund (a)	5	41
Fidelity Series Investment Grade Bond Fund (a)	250	2,514
Fidelity Series Investment Grade Securitized Fund (a)	176	1,578
Fidelity Series Long-Term Treasury Bond Index Fund (a)	260,950	1,440,445
TOTAL BOND FUNDS (Cost $1,511,769)		1,450,961

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	144,437	2,487,202
Fidelity Series Large Cap Growth Index Fund (a)	69,963	1,600,047
Fidelity Series Large Cap Stock Fund (a)	65,833	1,477,286
Fidelity Series Large Cap Value Index Fund (a)	182,897	3,039,746
Fidelity Series Small Cap Core Fund (a)	64,432	697,795
Fidelity Series Small Cap Opportunities Fund (a)	23,279	310,312
Fidelity Series Value Discovery Fund (a)	69,535	1,091,004
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,048,718)		10,703,392

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	39,766	635,457
Fidelity Series Emerging Markets Fund (a)	58,848	537,284
Fidelity Series Emerging Markets Opportunities Fund (a)	112,644	2,150,371
Fidelity Series International Growth Fund (a)	83,643	1,490,524
Fidelity Series International Index Fund (a)	44,162	564,828
Fidelity Series International Small Cap Fund (a)	16,543	276,096
Fidelity Series International Value Fund (a)	108,970	1,480,897
Fidelity Series Overseas Fund (a)	103,527	1,483,537
Fidelity Series Select International Small Cap Fund (a)	327	3,799
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,463,205)		8,622,793

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,023,692)	20,777,146
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	20,777,148

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,265	144,197	153,648	874	1,220	(34)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	92,905	31,492	123,624	1,937	(2,506)	3,837	2,104	271
Fidelity Series Blue Chip Growth Fund	1,967,966	1,503,815	864,921	210,050	7,937	(127,595)	2,487,202	144,437
Fidelity Series Canada Fund	461,703	301,000	149,818	17,112	184	22,388	635,457	39,766
Fidelity Series Commodity Strategy Fund	117,275	58,210	168,735	4,283	(27,212)	20,462	-	-
Fidelity Series Corporate Bond Fund	6,085	13,869	18,253	82	381	(451)	1,631	175
Fidelity Series Emerging Markets Debt Fund	22,694	7,980	31,361	885	1,614	(927)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	7,169	1,624	8,911	-	314	(196)	-	-
Fidelity Series Emerging Markets Fund	418,453	273,506	170,503	14,164	(2,181)	18,009	537,284	58,848
Fidelity Series Emerging Markets Opportunities Fund	1,679,428	1,099,279	744,806	42,057	(6,439)	122,909	2,150,371	112,644
Fidelity Series Floating Rate High Income Fund	16,662	6,299	22,994	1,135	289	(256)	-	-
Fidelity Series Government Bond Index Fund	8,896	24,039	30,147	92	198	(338)	2,648	288
Fidelity Series Government Money Market Fund	12,423	6,960	19,383	81	-	-	-	-
Fidelity Series International Credit Fund	38	2	-	2	-	1	41	5
Fidelity Series International Developed Markets Bond Index Fund	-	236,251	232,501	3,270	(3,750)	-	-	-
Fidelity Series International Growth Fund	1,158,510	692,381	303,425	53,687	164	(57,106)	1,490,524	83,643
Fidelity Series International Index Fund	438,609	258,489	147,134	14,676	(1,039)	15,903	564,828	44,162
Fidelity Series International Small Cap Fund	247,115	153,141	111,758	26,633	(1,314)	(11,088)	276,096	16,543
Fidelity Series International Value Fund	1,164,026	683,619	483,612	58,879	5,149	111,715	1,480,897	108,970
Fidelity Series Investment Grade Bond Fund	8,953	23,013	29,315	115	362	(499)	2,514	250
Fidelity Series Investment Grade Securitized Fund	5,905	13,468	17,703	78	284	(376)	1,578	176
Fidelity Series Large Cap Growth Index Fund	1,246,703	793,408	529,646	8,389	15,133	74,449	1,600,047	69,963
Fidelity Series Large Cap Stock Fund	1,320,838	686,472	572,949	101,972	34,653	8,272	1,477,286	65,833
Fidelity Series Large Cap Value Index Fund	2,361,095	1,426,967	872,786	87,835	19,043	105,427	3,039,746	182,897
Fidelity Series Long-Term Treasury Bond Index Fund	1,097,997	1,078,693	715,731	40,606	(38,830)	18,316	1,440,445	260,950
Fidelity Series Overseas Fund	1,161,215	655,406	359,692	28,942	(2,202)	28,810	1,483,537	103,527
Fidelity Series Real Estate Income Fund	16,132	5,045	21,986	564	(288)	1,097	-	-
Fidelity Series Select International Small Cap Fund	-	3,799	-	-	-	-	3,799	327
Fidelity Series Small Cap Core Fund	23,319	916,732	176,676	7,662	776	(66,356)	697,795	64,432
Fidelity Series Small Cap Opportunities Fund	584,009	182,215	409,076	33,325	45,181	(92,017)	310,312	23,279
Fidelity Series Treasury Bill Index Fund	28,996	14,391	43,387	190	-	-	-	-
Fidelity Series Value Discovery Fund	872,025	543,098	322,995	48,890	6,898	(8,022)	1,091,004	69,535
	16,555,409	11,838,860	7,857,476	808,467	54,019	186,334	20,777,146

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,450,961	1,450,961	-	-

Domestic Equity Funds	10,703,392	10,703,392	-	-

International Equity Funds	8,622,793	8,622,793	-	-
Total Investments in Securities:	20,777,146	20,777,146	-	-
Fidelity Flex® Freedom Blend 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $18,023,692)	$20,777,146

Total Investment in Securities (cost $18,023,692)		$20,777,146
Receivable for investments sold		439,916
Receivable for fund shares sold		45,610
Total assets		21,262,672
Liabilities
Payable for investments purchased	$317,927
Payable for fund shares redeemed	167,597
Total liabilities		485,524
Net Assets		$20,777,148
Net Assets consist of:
Paid in capital		$17,979,756
Total accumulated earnings (loss)		2,797,392
Net Assets		$20,777,148
Net Asset Value, offering price and redemption price per share ($20,777,148 ÷ 1,635,037 shares)		$12.71
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$395,717
Expenses
Independent trustees' fees and expenses	$48
Total expenses		48
Net Investment income (loss)		395,669
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	54,019
Capital gain distributions from underlying funds:
Affiliated issuers	412,750
Total net realized gain (loss)		466,769
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	186,334
Total change in net unrealized appreciation (depreciation)		186,334
Net gain (loss)		653,103
Net increase (decrease) in net assets resulting from operations		$1,048,772
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$395,669	$294,617
Net realized gain (loss)	466,769	116,214
Change in net unrealized appreciation (depreciation)	186,334	2,326,472
Net increase (decrease) in net assets resulting from operations	1,048,772	2,737,303
Distributions to shareholders	(705,688)	(334,283)

Share transactions
Proceeds from sales of shares	9,250,820	7,347,429
Reinvestment of distributions	705,688	334,283
Cost of shares redeemed	(6,077,779)	(4,671,369)

Net increase (decrease) in net assets resulting from share transactions	3,878,729	3,010,343
Total increase (decrease) in net assets	4,221,813	5,413,363

Net Assets
Beginning of period	16,555,335	11,141,972
End of period	$20,777,148	$16,555,335

Other Information
Shares
Sold	715,072	659,068
Issued in reinvestment of distributions	55,602	28,993
Redeemed	(464,488)	(420,552)
Net increase (decrease)	306,186	267,509

Financial Highlights
Fidelity Flex® Freedom Blend 2060 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.46	$10.50	$11.85	$12.46	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.27	.25	.34	.36	.18
Net realized and unrealized gain (loss)	.46	1.98	(1.14)	.18	4.51
Total from investment operations	.73	2.23	(.80)	.54	4.69
Distributions from net investment income	(.26)	(.23)	(.27)	(.34)	(.18)
Distributions from net realized gain	(.22)	(.04)	(.28)	(.81)	(.50)
Total distributions	(.48)	(.27)	(.55)	(1.15)	(.69) C
Net asset value, end of period	$12.71	$12.46	$10.50	$11.85	$12.46
Total Return	5.88%	21.48%	(6.53)%	3.84%	56.58%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.06%	2.21%	3.38%	2.81%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$20,777	$16,555	$11,142	$328	$158
Portfolio turnover rate G	41%	34%	35%	31%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2065 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	150	1,159
Fidelity Series Corporate Bond Fund (a)	97	900
Fidelity Series Government Bond Index Fund (a)	159	1,458
Fidelity Series International Credit Fund (a)	4	33
Fidelity Series Investment Grade Bond Fund (a)	137	1,384
Fidelity Series Investment Grade Securitized Fund (a)	97	870
Fidelity Series Long-Term Treasury Bond Index Fund (a)	143,749	793,492
TOTAL BOND FUNDS (Cost $811,620)		799,296

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	79,570	1,370,193
Fidelity Series Large Cap Growth Index Fund (a)	38,542	881,449
Fidelity Series Large Cap Stock Fund (a)	36,265	813,784
Fidelity Series Large Cap Value Index Fund (a)	100,752	1,674,504
Fidelity Series Small Cap Core Fund (a)	35,503	384,497
Fidelity Series Small Cap Opportunities Fund (a)	12,826	170,973
Fidelity Series Value Discovery Fund (a)	38,306	601,017
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,372,737)		5,896,417

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	21,904	350,022
Fidelity Series Emerging Markets Fund (a)	32,420	295,996
Fidelity Series Emerging Markets Opportunities Fund (a)	62,056	1,184,658
Fidelity Series International Growth Fund (a)	46,081	821,167
Fidelity Series International Index Fund (a)	24,330	311,177
Fidelity Series International Small Cap Fund (a)	9,114	152,121
Fidelity Series International Value Fund (a)	60,036	815,887
Fidelity Series Overseas Fund (a)	57,036	817,331
Fidelity Series Select International Small Cap Fund (a)	180	2,083
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,331,735)		4,750,442

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,516,092)	11,446,155
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100.0%	11,446,152

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,167	71,154	74,866	405	559	(14)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	35,640	23,597	58,658	870	(435)	1,015	1,159	150
Fidelity Series Blue Chip Growth Fund	755,059	1,007,356	306,662	96,807	(2,790)	(82,770)	1,370,193	79,570
Fidelity Series Canada Fund	177,141	217,584	53,682	8,860	(781)	9,760	350,022	21,904
Fidelity Series Commodity Strategy Fund	44,989	34,107	75,827	1,960	(8,076)	4,807	-	-
Fidelity Series Corporate Bond Fund	2,333	6,789	8,192	37	142	(172)	900	97
Fidelity Series Emerging Markets Debt Fund	8,704	5,885	14,910	393	763	(442)	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	2,749	1,388	4,187	-	64	(14)	-	-
Fidelity Series Emerging Markets Fund	160,548	191,017	61,460	7,332	(806)	6,697	295,996	32,420
Fidelity Series Emerging Markets Opportunities Fund	644,345	759,735	266,864	21,763	(2,476)	49,918	1,184,658	62,056
Fidelity Series Floating Rate High Income Fund	6,388	4,504	10,918	504	107	(81)	-	-
Fidelity Series Government Bond Index Fund	3,411	11,702	13,597	42	67	(125)	1,458	159
Fidelity Series Government Money Market Fund	4,759	3,598	8,357	34	-	-	-	-
Fidelity Series International Credit Fund	31	2	-	2	-	-	33	4
Fidelity Series International Developed Markets Bond Index Fund	-	123,371	121,451	1,689	(1,920)	-	-	-
Fidelity Series International Growth Fund	444,505	502,875	95,420	27,787	(938)	(29,855)	821,167	46,081
Fidelity Series International Index Fund	168,287	187,995	52,436	7,596	(1,053)	8,384	311,177	24,330
Fidelity Series International Small Cap Fund	94,807	106,230	41,821	13,780	(1,297)	(5,798)	152,121	9,114
Fidelity Series International Value Fund	446,613	498,313	189,224	30,484	(510)	60,695	815,887	60,036
Fidelity Series Investment Grade Bond Fund	3,433	11,220	13,213	53	132	(188)	1,384	137
Fidelity Series Investment Grade Securitized Fund	2,264	6,590	7,947	35	105	(142)	870	97
Fidelity Series Large Cap Growth Index Fund	478,324	562,042	184,714	4,149	(1,006)	26,803	881,449	38,542
Fidelity Series Large Cap Stock Fund	506,770	501,399	205,386	48,447	1,749	9,252	813,784	36,265
Fidelity Series Large Cap Value Index Fund	905,881	1,022,868	305,361	45,539	1,954	49,162	1,674,504	100,752
Fidelity Series Long-Term Treasury Bond Index Fund	421,280	670,678	290,584	19,487	(13,249)	5,367	793,492	143,749
Fidelity Series Overseas Fund	445,539	477,718	118,186	14,977	(2,571)	14,831	817,331	57,036
Fidelity Series Real Estate Income Fund	6,186	3,887	10,441	244	202	166	-	-
Fidelity Series Select International Small Cap Fund	-	2,083	-	-	-	-	2,083	180
Fidelity Series Small Cap Core Fund	8,867	485,786	70,230	4,006	(902)	(39,024)	384,497	35,503
Fidelity Series Small Cap Opportunities Fund	224,069	130,035	158,666	15,434	6,967	(31,432)	170,973	12,826
Fidelity Series Treasury Bill Index Fund	11,097	7,456	18,553	80	-	-	-	-
Fidelity Series Value Discovery Fund	334,573	381,048	111,381	25,575	970	(4,193)	601,017	38,306
	6,351,759	8,020,012	2,953,194	398,371	(25,029)	52,607	11,446,155

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	799,296	799,296	-	-

Domestic Equity Funds	5,896,417	5,896,417	-	-

International Equity Funds	4,750,442	4,750,442	-	-
Total Investments in Securities:	11,446,155	11,446,155	-	-
Fidelity Flex® Freedom Blend 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,516,092)	$11,446,155

Total Investment in Securities (cost $10,516,092)		$11,446,155
Receivable for investments sold		220,275
Receivable for fund shares sold		33,410
Total assets		11,699,840
Liabilities
Payable for investments purchased	$188,315
Payable for fund shares redeemed	65,373
Total liabilities		253,688
Net Assets		$11,446,152
Net Assets consist of:
Paid in capital		$10,508,844
Total accumulated earnings (loss)		937,308
Net Assets		$11,446,152
Net Asset Value, offering price and redemption price per share ($11,446,152 ÷ 890,305 shares)		$12.86
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$200,887
Expenses
Independent trustees' fees and expenses	$22
Total expenses before reductions	22
Expense reductions	(1)
Total expenses after reductions		21
Net Investment income (loss)		200,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(25,029)
Capital gain distributions from underlying funds:
Affiliated issuers	197,484
Total net realized gain (loss)		172,455
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	52,607
Total change in net unrealized appreciation (depreciation)		52,607
Net gain (loss)		225,062
Net increase (decrease) in net assets resulting from operations		$425,928
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$200,866	$98,134
Net realized gain (loss)	172,455	34,642
Change in net unrealized appreciation (depreciation)	52,607	808,073
Net increase (decrease) in net assets resulting from operations	425,928	940,849
Distributions to shareholders	(329,528)	(108,724)

Share transactions
Proceeds from sales of shares	7,218,901	3,983,396
Reinvestment of distributions	329,528	108,724
Cost of shares redeemed	(2,550,409)	(1,320,608)

Net increase (decrease) in net assets resulting from share transactions	4,998,020	2,771,512
Total increase (decrease) in net assets	5,094,420	3,603,637

Net Assets
Beginning of period	6,351,732	2,748,095
End of period	$11,446,152	$6,351,732

Other Information
Shares
Sold	551,946	353,385
Issued in reinvestment of distributions	25,637	9,361
Redeemed	(192,821)	(117,103)
Net increase (decrease)	384,762	245,643

Financial Highlights
Fidelity Flex® Freedom Blend 2065 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$10.57	$11.92	$12.47	$8.42
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.33	.35	.18
Net realized and unrealized gain (loss)	.45	1.99	(1.15)	.19	4.51
Total from investment operations	.74	2.25	(.82)	.54	4.69
Distributions from net investment income	(.26)	(.22)	(.25)	(.32)	(.18)
Distributions from net realized gain	(.18)	(.04)	(.28)	(.76)	(.45)
Total distributions	(.44)	(.26)	(.53)	(1.09) C	(.64) C
Net asset value, end of period	$12.86	$12.56	$10.57	$11.92	$12.47
Total Return D	5.94%	21.49%	(6.62)%	3.86%	56.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	.01%	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.21%	2.29%	3.24%	2.78%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$11,446	$6,352	$2,748	$301	$136
Portfolio turnover rate H	32%	24%	34%	31%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2070 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	71	552
Fidelity Series Corporate Bond Fund (a)	46	428
Fidelity Series Government Bond Index Fund (a)	76	694
Fidelity Series Investment Grade Bond Fund (a)	65	658
Fidelity Series Investment Grade Securitized Fund (a)	46	414
Fidelity Series Long-Term Treasury Bond Index Fund (a)	68,459	377,895
TOTAL BOND FUNDS (Cost $379,256)		380,641

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	37,892	652,506
Fidelity Series Large Cap Growth Index Fund (a)	18,354	419,756
Fidelity Series Large Cap Stock Fund (a)	17,270	387,539
Fidelity Series Large Cap Value Index Fund (a)	47,979	797,408
Fidelity Series Small Cap Core Fund (a)	16,906	183,089
Fidelity Series Small Cap Opportunities Fund (a)	6,108	81,414
Fidelity Series Value Discovery Fund (a)	18,241	286,205
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,969,481)		2,807,917

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,431	166,686
Fidelity Series Emerging Markets Fund (a)	15,439	140,954
Fidelity Series Emerging Markets Opportunities Fund (a)	29,551	564,135
Fidelity Series International Growth Fund (a)	21,917	390,554
Fidelity Series International Index Fund (a)	11,586	148,184
Fidelity Series International Small Cap Fund (a)	4,340	72,436
Fidelity Series International Value Fund (a)	28,624	389,006
Fidelity Series Overseas Fund (a)	27,161	389,216
Fidelity Series Select International Small Cap Fund (a)	86	994
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,250,810)		2,262,165

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,599,547)	5,450,723
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	5,450,722

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	25,244	25,338	84	94	-	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	20,327	19,654	118	(123)	2	552	71
Fidelity Series Blue Chip Growth Fund	-	808,148	76,261	18,866	(3,945)	(75,436)	652,506	37,892
Fidelity Series Canada Fund	-	189,423	21,546	3,096	(587)	(604)	166,686	10,431
Fidelity Series Commodity Strategy Fund	-	13,373	12,903	361	(470)	-	-	-
Fidelity Series Corporate Bond Fund	-	1,612	1,176	8	(6)	(2)	428	46
Fidelity Series Emerging Markets Debt Fund	-	4,988	5,031	53	43	-	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	-	1,364	1,355	-	(9)	-	-	-
Fidelity Series Emerging Markets Fund	-	165,338	23,072	2,561	(561)	(751)	140,954	15,439
Fidelity Series Emerging Markets Opportunities Fund	-	659,676	94,289	7,597	(2,256)	1,004	564,135	29,551
Fidelity Series Floating Rate High Income Fund	-	3,563	3,590	68	27	-	-	-
Fidelity Series Government Bond Index Fund	-	2,740	2,038	9	(9)	1	694	76
Fidelity Series Government Money Market Fund	-	1,080	1,080	3	-	-	-	-
Fidelity Series International Developed Markets Bond Index Fund	-	51,602	50,968	604	(634)	-	-	-
Fidelity Series International Growth Fund	-	442,419	35,792	9,704	(514)	(15,559)	390,554	21,917
Fidelity Series International Index Fund	-	168,988	23,355	2,653	(274)	2,825	148,184	11,586
Fidelity Series International Small Cap Fund	-	92,053	16,180	4,811	(955)	(2,482)	72,436	4,340
Fidelity Series International Value Fund	-	442,868	79,419	10,710	848	24,709	389,006	28,624
Fidelity Series Investment Grade Bond Fund	-	2,619	1,953	11	(8)	-	658	65
Fidelity Series Investment Grade Securitized Fund	-	1,554	1,135	7	(5)	-	414	46
Fidelity Series Large Cap Growth Index Fund	-	496,284	48,380	1,133	(1,791)	(26,357)	419,756	18,354
Fidelity Series Large Cap Stock Fund	-	442,994	41,043	9,781	(1,124)	(13,288)	387,539	17,270
Fidelity Series Large Cap Value Index Fund	-	900,100	96,070	16,769	(1,580)	(5,042)	797,408	47,979
Fidelity Series Long-Term Treasury Bond Index Fund	-	448,038	69,591	5,167	(1,936)	1,384	377,895	68,459
Fidelity Series Overseas Fund	-	438,053	50,226	5,229	(824)	2,213	389,216	27,161
Fidelity Series Real Estate Income Fund	-	3,484	3,531	24	47	-	-	-
Fidelity Series Select International Small Cap Fund	-	994	-	-	-	-	994	86
Fidelity Series Small Cap Core Fund	-	231,952	23,261	1,364	(1,354)	(24,248)	183,089	16,906
Fidelity Series Small Cap Opportunities Fund	-	106,861	13,661	3,137	(764)	(11,022)	81,414	6,108
Fidelity Series Treasury Bill Index Fund	-	2,196	2,196	8	-	-	-	-
Fidelity Series Value Discovery Fund	-	322,931	29,917	9,952	(638)	(6,171)	286,205	18,241
	-	6,492,866	874,011	113,888	(19,308)	(148,824)	5,450,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	380,641	380,641	-	-

Domestic Equity Funds	2,807,917	2,807,917	-	-

International Equity Funds	2,262,165	2,262,165	-	-
Total Investments in Securities:	5,450,723	5,450,723	-	-
Fidelity Flex® Freedom Blend 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,599,547)	$5,450,723

Total Investment in Securities (cost $5,599,547)		$5,450,723
Receivable for investments sold		98,335
Receivable for fund shares sold		1,918
Total assets		5,550,976
Liabilities
Payable for investments purchased	$95,413
Payable for fund shares redeemed	4,841
Total liabilities		100,254
Net Assets		$5,450,722
Net Assets consist of:
Paid in capital		$5,586,258
Total accumulated earnings (loss)		(135,536)
Net Assets		$5,450,722
Net Asset Value, offering price and redemption price per share ($5,450,722 ÷ 536,322 shares)		$10.16
Statement of Operations
For the period June 28, 2024 (commencement of operations) through March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$65,877
Income from Fidelity Central Funds		221
Total income		66,098
Expenses
Independent trustees' fees and expenses	$5
Total expenses		5
Net Investment income (loss)		66,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(19,308)
Capital gain distributions from underlying funds:
Affiliated issuers	48,011
Total net realized gain (loss)		28,703
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(148,824)
Total change in net unrealized appreciation (depreciation)		(148,824)
Net gain (loss)		(120,121)
Net increase (decrease) in net assets resulting from operations		$(54,028)
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,093
Net realized gain (loss)	28,703
Change in net unrealized appreciation (depreciation)	(148,824)
Net increase (decrease) in net assets resulting from operations	(54,028)
Distributions to shareholders	(81,508)

Share transactions
Proceeds from sales of shares	6,578,229
Reinvestment of distributions	78,074
Cost of shares redeemed	(1,070,045)

Net increase (decrease) in net assets resulting from share transactions	5,586,258
Total increase (decrease) in net assets	5,450,722

Net Assets
Beginning of period	-
End of period	$5,450,722

Other Information
Shares
Sold	630,683
Issued in reinvestment of distributions	7,669
Redeemed	(102,030)
Net increase (decrease)	536,322

Financial Highlights
Fidelity Flex® Freedom Blend 2070 Fund

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23
Net realized and unrealized gain (loss)	.15 D
Total from investment operations	.38
Distributions from net investment income	(.17)
Distributions from net realized gain	(.05)
Total distributions	(.22)
Net asset value, end of period	$10.16
Total Return E	3.83%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I
Expenses net of fee waivers, if any H	- % I
Expenses net of all reductions H	-% I
Net investment income (loss)	2.88% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,451
Portfolio turnover rate J	37 % I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2025

1. Organization.
Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund and Fidelity Flex Freedom Blend 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Flex Freedom Blend Income Fund	3,532,932	159,510	(51,442)	108,068
Fidelity Flex Freedom Blend 2010 Fund	2,440,756	146,975	(37,652)	109,323
Fidelity Flex Freedom Blend 2015 Fund	7,671,135	602,019	(165,065)	436,954
Fidelity Flex Freedom Blend 2020 Fund	26,550,500	2,519,216	(809,875)	1,709,341
Fidelity Flex Freedom Blend 2025 Fund	40,847,715	4,627,144	(1,324,442)	3,302,702
Fidelity Flex Freedom Blend 2030 Fund	66,974,583	8,669,644	(1,568,819)	7,100,825
Fidelity Flex Freedom Blend 2035 Fund	67,278,003	10,517,126	(1,033,459)	9,483,667
Fidelity Flex Freedom Blend 2040 Fund	56,410,409	10,737,645	(901,730)	9,835,915
Fidelity Flex Freedom Blend 2045 Fund	56,333,410	11,449,707	(680,110)	10,769,597
Fidelity Flex Freedom Blend 2050 Fund	45,386,612	8,745,983	(629,896)	8,116,087
Fidelity Flex Freedom Blend 2055 Fund	31,453,848	5,658,599	(442,838)	5,215,761
Fidelity Flex Freedom Blend 2060 Fund	18,153,992	2,881,019	(257,865)	2,623,154
Fidelity Flex Freedom Blend 2065 Fund	10,575,536	1,049,400	(178,781)	870,619
Fidelity Flex Freedom Blend 2070 Fund	5,617,990	61,315	(228,582)	(167,267)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Flex Freedom Blend Income Fund	8,766	-	(238,411)	108,068
Fidelity Flex Freedom Blend 2010 Fund	12,322	-	(132,719)	109,323
Fidelity Flex Freedom Blend 2015 Fund	39,964	-	(96,683)	436,954
Fidelity Flex Freedom Blend 2020 Fund	110,494	79,609	-	1,709,341
Fidelity Flex Freedom Blend 2025 Fund	151,902	461,374	-	3,302,702
Fidelity Flex Freedom Blend 2030 Fund	237,787	679,693	-	7,100,825
Fidelity Flex Freedom Blend 2035 Fund	215,064	1,310,308	-	9,483,667
Fidelity Flex Freedom Blend 2040 Fund	113,015	888,192	-	9,835,915
Fidelity Flex Freedom Blend 2045 Fund	115,049	572,229	-	10,769,597
Fidelity Flex Freedom Blend 2050 Fund	84,699	387,112	-	8,116,087
Fidelity Flex Freedom Blend 2055 Fund	62,289	274,566	-	5,215,761
Fidelity Flex Freedom Blend 2060 Fund	34,365	139,876	-	2,623,154
Fidelity Flex Freedom Blend 2065 Fund	9,506	57,184	-	870,619
Fidelity Flex Freedom Blend 2070 Fund	6,365	25,366	-	(167,267)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Flex Freedom Blend Income Fund	(164,601)	(73,810)	(238,411)
Fidelity Flex Freedom Blend 2010 Fund	(97,025)	(35,694)	(132,719)
Fidelity Flex Freedom Blend 2015 Fund	(96,683)	(-)	(96,683)

Due to a merger in the period, approximately $105,564 of Fidelity Flex Freedom Blend Income Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $38,550 of those capital losses per year to offset gains.

The tax character of distributions paid was as follows:

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Flex Freedom Blend Income Fund	107,858	-	107,858
Fidelity Flex Freedom Blend 2010 Fund	103,740	-	103,740
Fidelity Flex Freedom Blend 2015 Fund	327,819	-	327,819
Fidelity Flex Freedom Blend 2020 Fund	821,824	-	821,824
Fidelity Flex Freedom Blend 2025 Fund	1,351,203	1,069,003	2,420,206
Fidelity Flex Freedom Blend 2030 Fund	2,101,485	1,130,253	3,231,738
Fidelity Flex Freedom Blend 2035 Fund	2,018,018	1,747,807	3,765,825
Fidelity Flex Freedom Blend 2040 Fund	1,628,536	1,591,239	3,219,775
Fidelity Flex Freedom Blend 2045 Fund	1,510,799	1,320,362	2,831,161
Fidelity Flex Freedom Blend 2050 Fund	1,123,911	1,066,457	2,190,368
Fidelity Flex Freedom Blend 2055 Fund	780,655	574,418	1,355,073
Fidelity Flex Freedom Blend 2060 Fund	417,824	287,864	705,688
Fidelity Flex Freedom Blend 2065 Fund	206,398	123,130	329,528
Fidelity Flex Freedom Blend 2070 Fund	62,136	19,372	81,508

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Flex Freedom Blend Income Fund	34,758	-	34,758
Fidelity Flex Freedom Blend 2010 Fund	182,341	-	182,341
Fidelity Flex Freedom Blend 2015 Fund	329,206	-	329,206
Fidelity Flex Freedom Blend 2020 Fund	942,984	-	942,984
Fidelity Flex Freedom Blend 2025 Fund	1,603,886	-	1,603,886
Fidelity Flex Freedom Blend 2030 Fund	1,857,190	-	1,857,190
Fidelity Flex Freedom Blend 2035 Fund	1,790,509	78,704	1,869,213
Fidelity Flex Freedom Blend 2040 Fund	1,291,765	-	1,291,765
Fidelity Flex Freedom Blend 2045 Fund	1,266,509	-	1,266,509
Fidelity Flex Freedom Blend 2050 Fund	963,386	26,550	989,936
Fidelity Flex Freedom Blend 2055 Fund	596,625	-	596,625
Fidelity Flex Freedom Blend 2060 Fund	303,347	30,936	334,283
Fidelity Flex Freedom Blend 2065 Fund	101,699	7,025	108,724

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Flex Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	(212,158)	7,161
Total Equity Risk	(212,158)	7,161
Interest Rate Risk
Futures Contracts	5,492	(21,308)
Total Interest Rate Risk	5,492	(21,308)
Totals	(206,666)	(14,147)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	1,091,695	1,160,096
Fidelity Flex Freedom Blend 2010 Fund	984,598	3,659,529
Fidelity Flex Freedom Blend 2015 Fund	2,523,870	5,523,277
Fidelity Flex Freedom Blend 2020 Fund	8,271,703	11,589,290
Fidelity Flex Freedom Blend 2025 Fund	16,015,031	24,735,355
Fidelity Flex Freedom Blend 2030 Fund	27,389,581	32,463,166
Fidelity Flex Freedom Blend 2035 Fund	30,336,592	34,888,277
Fidelity Flex Freedom Blend 2040 Fund	30,088,095	29,950,517
Fidelity Flex Freedom Blend 2045 Fund	34,126,874	31,978,863
Fidelity Flex Freedom Blend 2050 Fund	24,691,747	20,175,801
Fidelity Flex Freedom Blend 2055 Fund	19,940,871	15,066,904
Fidelity Flex Freedom Blend 2060 Fund	11,838,860	7,857,476
Fidelity Flex Freedom Blend 2065 Fund	8,020,012	2,953,194
Fidelity Flex Freedom Blend 2070 Fund	6,492,866	874,011
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Flex Freedom Blend 2035 Fund	634
Fidelity Flex Freedom Blend 2065 Fund	1

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Reorganization Information.
On June 14, 2024, Fidelity Flex Freedom Blend Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Flex Freedom Blend 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Flex Freedom Blend Income Fund. The acquisition was accomplished by an exchange of shares of Fidelity Flex Freedom Blend Income Fund for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Flex Freedom Blend Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Flex Freedom Blend Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Flex Freedom Blend 2005 Fund	2,624,395	30,237	2,626,768	275,344	.9957442348

Acquiring Fund	Net Assets $	Total net assets after the acquisition
Fidelity Flex Freedom Blend Income Fund	1,064,921	3,691,689

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$127,324
Total net realized gain (loss)	(1,300)
Total change in net unrealized appreciation (depreciation)	86,615
Net increase (decrease) in net assets resulting from operations	$212,639

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fidelity Flex Freedom Blend Income Fund accompanying Statement of Operations since June 14, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Flex Freedom Blend Income Fund
Fidelity Flex Freedom Blend 2010 Fund
Fidelity Flex Freedom Blend 2015 Fund
Fidelity Flex Freedom Blend 2020 Fund
Fidelity Flex Freedom Blend 2025 Fund
Fidelity Flex Freedom Blend 2030 Fund
Fidelity Flex Freedom Blend 2035 Fund
Fidelity Flex Freedom Blend 2040 Fund
Fidelity Flex Freedom Blend 2045 Fund
Fidelity Flex Freedom Blend 2050 Fund
Fidelity Flex Freedom Blend 2055 Fund
Fidelity Flex Freedom Blend 2060 Fund
Fidelity Flex Freedom Blend 2065 Fund
	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
Fidelity Flex Freedom Blend 2070 Fund	For the period June 28, 2024 (commencement of operations) through March 31, 2025	For the period June 28, 2024 (commencement of operations) through March 31, 2025	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Flex Freedom Blend 2020 Fund	$88,018
Fidelity Flex Freedom Blend 2025 Fund	$1,445,761
Fidelity Flex Freedom Blend 2030 Fund	$1,744,899
Fidelity Flex Freedom Blend 2035 Fund	$2,785,891
Fidelity Flex Freedom Blend 2040 Fund	$2,087,286
Fidelity Flex Freedom Blend 2045 Fund	$1,512,072
Fidelity Flex Freedom Blend 2050 Fund	$1,168,103
Fidelity Flex Freedom Blend 2055 Fund	$715,364
Fidelity Flex Freedom Blend 2060 Fund	$362,896
Fidelity Flex Freedom Blend 2065 Fund	$170,499
Fidelity Flex Freedom Blend 2070 Fund	$44,738
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Flex Freedom Blend Income Fund	40.31%
Fidelity Flex Freedom Blend 2005 Fund	41.34%
Fidelity Flex Freedom Blend 2010 Fund	36.13%
Fidelity Flex Freedom Blend 2015 Fund	29.96%
Fidelity Flex Freedom Blend 2020 Fund	26.30%
Fidelity Flex Freedom Blend 2025 Fund	23.50%
Fidelity Flex Freedom Blend 2030 Fund	18.91%
Fidelity Flex Freedom Blend 2035 Fund	12.07%
Fidelity Flex Freedom Blend 2040 Fund	7.97%
Fidelity Flex Freedom Blend 2045 Fund	5.51%
Fidelity Flex Freedom Blend 2050 Fund	5.50%
Fidelity Flex Freedom Blend 2055 Fund	5.46%
Fidelity Flex Freedom Blend 2060 Fund	5.49%
Fidelity Flex Freedom Blend 2065 Fund	5.32%
Fidelity Flex Freedom Blend 2070 Fund	4.79%
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Flex Freedom Blend Income Fund
April 2024	0%
May 2024 June 2024 July 2024 August 2024 September 2024 October 2024 November 2024 December 2024 February 2025 March 2025	2% 3% 3% 3% 3% 3% 3% 3% 1% 1%
Fidelity Flex Freedom Blend 2005 Fund
May 2024 June 2024	1% 0%
Fidelity Flex Freedom Blend 2010 Fund
May 2024 December 2024	1% 4%
Fidelity Flex Freedom Blend 2015 Fund
May 2024 December 2024	2% 7%
Fidelity Flex Freedom Blend 2020 Fund
May 2024 December 2024	8% 9%
Fidelity Flex Freedom Blend 2025 Fund
May 2024 December 2024	4% 11%
Fidelity Flex Freedom Blend 2030 Fund
May 2024 December 2024	5% 13%
Fidelity Flex Freedom Blend 2035 Fund
May 2024 December 2024	7% 16%
Fidelity Flex Freedom Blend 2040 Fund
May 2024 December 2024	15% 19%
Fidelity Flex Freedom Blend 2045 Fund
May 2024 December 2024	23% 23%
Fidelity Flex Freedom Blend 2050 Fund
May 2024 December 2024	23% 23%
Fidelity Flex Freedom Blend 2055 Fund
May 2024 December 2024	23% 23%
Fidelity Flex Freedom Blend 2060 Fund
May 2024 December 2024	23% 22%
Fidelity Flex Freedom Blend 2065 Fund
May 2024 December 2024	22% 23%
Fidelity Flex Freedom Blend 2070 Fund
December 2024	23%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Flex Freedom Blend Income Fund
April 2024 May 2024 June 2024 July 2024 August 2024 September 2024 October 2024 November 2024 December 2024 February 2025 March 2025	0.00% 8.85% 12.89% 12.89% 12.89% 12.89% 12.89% 12.89% 12.89% 1.12% 1.12%
Fidelity Flex Freedom Blend 2005 Fund
May 2024 June 2024	0.46% 0.00%
Fidelity Flex Freedom Blend 2010 Fund
May 2024 December 2024	1.19% 13.70%
Fidelity Flex Freedom Blend 2015 Fund
May 2024 December 2024	2.63% 20.37%
Fidelity Flex Freedom Blend 2020 Fund
May 2024 December 2024	9.35% 25.78%
Fidelity Flex Freedom Blend 2025 Fund
May 2024 December 2024	4.56% 30.72%
Fidelity Flex Freedom Blend 2030 Fund
May 2024 December 2024	5.23% 35.40%
Fidelity Flex Freedom Blend 2035 Fund
May 2024 December 2024	7.69% 44.87%
Fidelity Flex Freedom Blend 2040 Fund
May 2024 December 2024	15.85% 52.34%
Fidelity Flex Freedom Blend 2045 Fund
May 2024 December 2024	19.28% 61.04%
Fidelity Flex Freedom Blend 2050 Fund
May 2024 December 2024	23.98% 61.99%
Fidelity Flex Freedom Blend 2055 Fund
May 2024 December 2024	15.86% 61.10%
Fidelity Flex Freedom Blend 2060 Fund
May 2024 December 2024	13.05% 60.47%
Fidelity Flex Freedom Blend 2065 Fund
May 2024 December 2024	15.55% 62.19%
Fidelity Flex Freedom Blend 2070 Fund
December 2024	66.96%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Flex Freedom Blend Income Fund
April 2024 May 2024 June 2024 July 2024 August 2024 September 2024 October 2024 November 2024 December 2024 February 2025 March 2025	0.00% 0.18% 0.26% 0.26% 0.26% 0.26% 0.26% 0.26% 0.26% 0.04% 0.04%
Fidelity Flex Freedom Blend 2005 Fund
May 2024 June 2024	0.05% 0.00%
Fidelity Flex Freedom Blend 2010 Fund
May 2024 December 2024	0.06% 0.31%
Fidelity Flex Freedom Blend 2015 Fund
May 2024 December 2024	0.09% 0.48%
Fidelity Flex Freedom Blend 2020 Fund
May 2024 December 2024	0.27% 0.63%
Fidelity Flex Freedom Blend 2025 Fund
May 2024 December 2024	0.12% 0.76%
Fidelity Flex Freedom Blend 2030 Fund
May 2024 December 2024	0.11% 0.88%
Fidelity Flex Freedom Blend 2035 Fund
May 2024 December 2024	0.14% 1.15%
Fidelity Flex Freedom Blend 2040 Fund
May 2024 December 2024	0.24% 1.34%
Fidelity Flex Freedom Blend 2045 Fund
May 2024 December 2024	0.35% 1.55%
Fidelity Flex Freedom Blend 2050 Fund
May 2024 December 2024	0.39% 1.58%
Fidelity Flex Freedom Blend 2055 Fund
May 2024 December 2024	0.06% 1.55%
Fidelity Flex Freedom Blend 2060 Fund
May 2024 December 2024	0.12% 1.54%
Fidelity Flex Freedom Blend 2065 Fund
May 2024 December 2024	0.06% 1.59%
Fidelity Flex Freedom Blend 2070 Fund
December 2024	1.68%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Flex Freedom Blend Income Fund	$87,816
Fidelity Flex Freedom Blend 2005 Fund	$24,189
Fidelity Flex Freedom Blend 2010 Fund	$85,439
Fidelity Flex Freedom Blend 2015 Fund	$241,177
Fidelity Flex Freedom Blend 2020 Fund	$526,068
Fidelity Flex Freedom Blend 2025 Fund	$827,853
Fidelity Flex Freedom Blend 2030 Fund	$1,123,235
Fidelity Flex Freedom Blend 2035 Fund	$856,635
Fidelity Flex Freedom Blend 2040 Fund	$351,285
Fidelity Flex Freedom Blend 2045 Fund	$217,426
Fidelity Flex Freedom Blend 2050 Fund	$163,265
Fidelity Flex Freedom Blend 2055 Fund	$110,280
Fidelity Flex Freedom Blend 2060 Fund	$57,860
Fidelity Flex Freedom Blend 2065 Fund	$26,053
Fidelity Flex Freedom Blend 2070 Fund	$5,098
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Flex Freedom Blend Income Fund	12/31/24	$0.0165	$0.0047
Fidelity Flex Freedom Blend 2010 Fund	12/31/24	$0.0250	$0.0056
Fidelity Flex Freedom Blend 2015 Fund	12/31/24	$0.0470	$0.0071
Fidelity Flex Freedom Blend 2020 Fund	12/31/24	$0.0587	$0.0089
Fidelity Flex Freedom Blend 2025 Fund	12/31/24	$0.0700	$0.0103
Fidelity Flex Freedom Blend 2030 Fund	12/31/24	$0.0868	$0.0119
Fidelity Flex Freedom Blend 2035 Fund	12/31/24	$0.1105	$0.0143
Fidelity Flex Freedom Blend 2040 Fund	12/31/24	$0.1440	$0.0176
Fidelity Flex Freedom Blend 2045 Fund	12/31/24	$0.1536	$0.0182
Fidelity Flex Freedom Blend 2050 Fund	12/31/24	$0.1552	$0.0183
Fidelity Flex Freedom Blend 2055 Fund	12/31/24	$0.1546	$0.0183
Fidelity Flex Freedom Blend 2060 Fund	12/31/24	$0.1522	$0.0180
Fidelity Flex Freedom Blend 2065 Fund	12/31/24	$0.1564	$0.0181
Fidelity Flex Freedom Blend 2070 Fund	12/31/24	$0.1166	$0.0133

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884226.107
XFC-ANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025